                            N-30D Table of Contents


SSgA Fund Name                                                       N-30D page
--------------                                                       ----------

Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .          2
US Government Money Market Fund . . . . . . . . . . . . . . . . .         18
Matrix Equity Fund  . . . . . . . . . . . . . . . . . . . . . . .         31
S&P 500 Index Fund  . . . . . . . . . . . . . . . . . . . . . . .         46
Small Cap Fund  . . . . . . . . . . . . . . . . . . . . . . . . .         67
Active International Fund . . . . . . . . . . . . . . . . . . . .         83
Yield Plus Fund . . . . . . . . . . . . . . . . . . . . . . . . .        105
US Treasury Money Market Fund . . . . . . . . . . . . . . . . . .        122
Prime Money Market Fund . . . . . . . . . . . . . . . . . . . . .        135
Growth and Income Fund  . . . . . . . . . . . . . . . . . . . . .        149
Intermediate Fund . . . . . . . . . . . . . . . . . . . . . . . .        163
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . .        179
Tax Free Money Market Fund  . . . . . . . . . . . . . . . . . . .        202
Bond Market Fund  . . . . . . . . . . . . . . . . . . . . . . . .        221

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                                MONEY MARKET FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                                MONEY MARKET FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    11

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    12

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    16



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC. IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
BANK NOTES - 10.5%
Bank One (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   50,000          5.270%      09/04/97     $   49,975
BankAmerica. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      63,500          5.740       05/15/97         63,521
Colorado National Bank, (a). . . . . . . . . . . . . . . . . . . . .      25,000          5.337       02/18/98         24,983
Colorado National Bank, (a). . . . . . . . . . . . . . . . . . . . .      25,000          5.282       01/22/98         24,985
First Bank, Milwaukee (a). . . . . . . . . . . . . . . . . . . . . .      50,000          5.352       05/21/97         50,000
Key Bank National Association (a). . . . . . . . . . . . . . . . . .      30,000          5.337       12/10/97         29,985
Key Bank National Association  . . . . . . . . . . . . . . . . . . .      10,000          5.605       12/19/97          9,988
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .      30,000          5.950       06/06/97         29,996
Morgan Guaranty Trust Co. (MTN)(a) . . . . . . . . . . . . . . . . .      50,000          5.382       11/14/97         49,974
Morgan Guaranty Trust Co., New York. . . . . . . . . . . . . . . . .      15,000          5.850       05/09/97         15,000
National City Bank, Cleveland. . . . . . . . . . . . . . . . . . . .      25,000          5.800       03/03/98         24,990
Northern Trust Co. . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.750       03/04/98         24,976
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .      20,000          5.370       02/13/98         19,987
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .      25,000          5.310       05/13/97         24,995
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .      26,000          5.347       01/09/98         25,985
Society Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . .      22,750          6.500       04/25/97         22,775
Wachovia Bank (a). . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.312       03/03/97         25,000
Wachovia Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,000          6.650       09/05/97         14,069
                                                                                                                   ----------

TOTAL BANK NOTES (cost $531,184) . . . . . . . . . . . . . . . . . .                                                  531,184
                                                                                                                   ----------

DOMESTIC CERTIFICATES OF DEPOSIT - 1.9%
First Tennessee Bank . . . . . . . . . . . . . . . . . . . . . . . .      65,000          5.310       04/14/97         65,000
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .      34,000          5.730       08/12/97         33,960
                                                                                                                   ----------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $98,960). . . . . . . .                                                   98,960
                                                                                                                   ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 7.1%
Abbey National PLC, London . . . . . . . . . . . . . . . . . . . . .      40,000          5.360       05/19/97         40,001
Abbey National PLC, London . . . . . . . . . . . . . . . . . . . . .      80,000          5.540       07/24/97         79,996
Bank of New York . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.500       03/12/97         25,000
Bank of Scotland . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.490       06/13/97         25,000
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . . .      45,000          5.750       02/10/98         45,018
Den Danske Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000          5.440       03/17/97         35,000
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000          5.345       04/30/97         75,003
Sudwest Deutsche Landesbank. . . . . . . . . . . . . . . . . . . . .      15,000          5.440       04/07/97         15,000
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      20,000          5.480       08/29/97         20,001
                                                                                                                   ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $360,019) . . . . . .                                                  360,019
                                                                                                                   ----------



                                                            Semiannual Report  3

SSgA
MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - 15.2%
ABN AMRO Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   10,000          6.120%      07/14/97     $   10,019
Bayerische Hypotheken Bank . . . . . . . . . . . . . . . . . . . . .      50,000          5.420       03/12/97         50,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     100,000          5.320       03/10/97        100,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.375       03/24/97         50,002
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .      40,000          5.360       05/19/97         40,001
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.210       03/11/97         25,000
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      22,500          5.700       01/06/98         22,481
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.730       02/27/98         24,988
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . . .      20,000          6.010       07/18/97         20,018
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . . .      20,000          5.790       02/04/98         19,994
National Westminster Bank, PLC . . . . . . . . . . . . . . . . . . .      25,000          5.670       02/11/98         24,972
National Westminster Bank, PLC . . . . . . . . . . . . . . . . . . .      35,000          5.685       02/27/98         34,992
National Westminster Bank, PLC . . . . . . . . . . . . . . . . . . .      75,000          5.660       03/05/98         74,971
National Westminster Bank, PLC . . . . . . . . . . . . . . . . . . .      50,000          5.680       03/02/98         49,986
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .      20,000          5.330       03/06/97         20,000
Westdeutsche Landesbank. . . . . . . . . . . . . . . . . . . . . . .     100,000          5.330       03/06/97        100,000
Westdeutsche Landesbank. . . . . . . . . . . . . . . . . . . . . . .      35,000          5.540       07/24/97         35,000
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      20,000          5.920       08/28/97         19,998
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000          5.860       01/15/98         34,991
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.830       01/27/98         14,997
                                                                                                                   ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $772,410) . . . . . . . .                                                  772,410
                                                                                                                   ----------

CORPORATE BONDS AND NOTES - 9.5%
Abbey National PLC (MTN)(a). . . . . . . . . . . . . . . . . . . . .     100,000          5.300       05/16/97         99,985
Caterpillar Financial Services (MTN)(a). . . . . . . . . . . . . . .      10,000          5.762       05/09/97         10,004
Caterpillar Financial Services (MTN) . . . . . . . . . . . . . . . .       5,000          8.120       03/10/98          5,121
Dean Witter Discover & Co. (MTN)(a). . . . . . . . . . . . . . . . .      30,000          5.592       05/23/97         30,005
Discover Credit Corp. (MTN). . . . . . . . . . . . . . . . . . . . .       8,500          7.970       05/07/97          8,532
First Chicago Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . .      30,000          5.652       03/31/97         30,004
First Union Corp. (MTN). . . . . . . . . . . . . . . . . . . . . . .      17,500          6.750       01/15/98         17,634
Ford Motor Credit Corp. (MTN)(a) . . . . . . . . . . . . . . . . . .      28,475          5.742       10/21/97         28,514
Government of Canada . . . . . . . . . . . . . . . . . . . . . . . .      10,000          6.500       07/07/97         10,025
Household Finance Corp. (MTN)(a) . . . . . . . . . . . . . . . . . .      40,000          5.456       06/04/97         40,000
Household Finance Corp. (MTN)(a) . . . . . . . . . . . . . . . . . .      25,000          5.543       09/30/97         24,997



4  Semiannual Report

SSgA
MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
IBM Corp. (MTN). . . . . . . . . . . . . . . . . . . . . . . . . . .  $   17,780          5.670%      01/28/98     $   17,753
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . .      50,000          5.430       03/04/98         49,990
Old Kent Bank & Trust Co.. . . . . . . . . . . . . . . . . . . . . .      16,000          7.100       03/07/97         16,005
Tiers Trust (MTN)(a) . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.455       10/15/97         50,000
Transamerica Financial Corp. . . . . . . . . . . . . . . . . . . . .      25,000          6.750       08/15/97         25,088
Westpac Banking (MTN)(a) . . . . . . . . . . . . . . . . . . . . . .      20,000          5.462       07/25/97         19,996
                                                                                                                   ----------

TOTAL CORPORATE BONDS AND NOTES (cost $483,653). . . . . . . . . . .                                                  483,653
                                                                                                                   ----------

DOMESTIC COMMERCIAL PAPER - 5.9%
ANZ Inc. (Delaware). . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.360       05/12/97         24,732
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .     100,000          5.440       03/03/97         99,970
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      75,000          5.310       04/15/97         74,502
Morgan Stanley Group Inc.. . . . . . . . . . . . . . . . . . . . . .     100,000          5.430       03/03/97         99,970
                                                                                                                   ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $299,174). . . . . . . . . . .                                                  299,174
                                                                                                                   ----------

FOREIGN COMMERCIAL PAPER - 5.2%
Cheltenham & Gloucester PLC. . . . . . . . . . . . . . . . . . . . .     100,000          5.340       04/07/97         99,451
Cheltenham & Gloucester PLC. . . . . . . . . . . . . . . . . . . . .      20,000          5.350       06/23/97         19,661
Daimler Benz . . . . . . . . . . . . . . . . . . . . . . . . . . . .      38,470          5.345       03/21/97         38,356
Daimler Benz . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.370       03/27/97         24,903
National Australia Funding . . . . . . . . . . . . . . . . . . . . .      30,000          5.300       04/28/97         29,744
State Bank New South Wales . . . . . . . . . . . . . . . . . . . . .      25,000          5.350       04/30/97         24,777
Queensland Treasury Corp.. . . . . . . . . . . . . . . . . . . . . .      25,000          5.390       05/15/97         24,719
                                                                                                                   ----------

TOTAL FOREIGN COMMERCIAL PAPER (cost $261,611) . . . . . . . . . . .                                                  261,611
                                                                                                                   ----------

TIME DEPOSITS - 28.2%
Bank of America. . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.343       03/03/97         50,000
Bank of America. . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.410       03/11/97         50,000
Bank of Boston . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000          5.343       03/03/97        100,000
Bank of Boston . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000          5.437       03/03/97        100,000
Bank of Montreal . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000          5.312       03/04/97        100,000



                                                            Semiannual Report  5

SSgA
MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
Bank of Nova Scotia. . . . . . . . . . . . . . . . . . . . . . . . .  $  100,000          5.343%      05/20/97     $  100,000
Den Danske Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.400       04/10/97         50,000
Den Danske Bank. . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.375       04/18/97         50,000
First Union National Bank, Charlotte . . . . . . . . . . . . . . . .     150,000          5.375       03/03/97        150,000
Key Bank National Association. . . . . . . . . . . . . . . . . . . .     100,000          5.437       03/03/97        100,000
NationsBank Corp. (Charlotte). . . . . . . . . . . . . . . . . . . .     150,000          5.437       03/03/97        150,000
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . . . .      55,436          5.500       03/03/97         55,436
Societe Generale . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000          5.437       03/03/97        100,000
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .     100,000          5.500       03/03/97        100,000
Svenska Handelsbanken, Grand Cayman. . . . . . . . . . . . . . . . .      75,000          5.500       03/03/97         75,000
Toronto Dominion Bank, Ltd., Grand Cayman. . . . . . . . . . . . . .     100,000          5.437       03/03/97        100,000
                                                                                                                   ----------

TOTAL TIME DEPOSITS (cost $1,430,436). . . . . . . . . . . . . . . .                                                1,430,436
                                                                                                                   ----------

UNITED STATES GOVERNMENT AGENCIES - 10.1%
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . . . .      25,000          5.600       06/03/97         24,991
Federal Farm Credit Bank (a) . . . . . . . . . . . . . . . . . . . .      50,000          5.250       12/11/97         49,962
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .      50,000          5.222       12/19/97         49,971
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.997       09/30/97         25,037
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.710       01/21/98         24,991
Federal National Mortgage Association (a). . . . . . . . . . . . . .     100,000          5.351       09/12/97         99,956
Federal National Mortgage Association (a). . . . . . . . . . . . . .      25,000          5.292       11/19/97         24,986
Federal National Mortgage Association MTN (a). . . . . . . . . . . .      50,000          5.312       03/06/97         49,999
Federal National Mortgage Association MTN (a). . . . . . . . . . . .      70,000          5.255       04/15/97         69,991
Federal National Mortgage Association MTN (a). . . . . . . . . . . .      30,000          5.231       04/17/97         29,997
Federal National Mortgage Association MTN (a). . . . . . . . . . . .      55,000          5.292       11/25/97         54,968
Student Loan Marketing Association (a) . . . . . . . . . . . . . . .       8,000          5.320       08/21/97          8,000
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $512,849). . . . . . .                                                  512,849
                                                                                                                   ----------

TOTAL INVESTMENTS (amortized cost $4,750,296) - 93.6%. . . . . . . .                                                4,750,296
                                                                                                                   ----------

REPURCHASE AGREEMENTS - 9.1%
Agreement with HSBC of $30,000
   acquired February 28, 1997 at 5.400% to be repurchased at $30,014 on March 3, 1997, collateralized by:
      $30,000 FNMA Discount Notes,
         5.362% due 05/29/97 valued at $30,645 . . . . . . . . . . .                                                   30,000



6  Semiannual Report

SSgA
MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                                                                      VALUE
                                                                                                                      (000)
                                                                                                                   ----------
Agreement with Swiss Bank Corp of $430,000
   acquired February 28, 1997 at 5.360% to be repurchased at
   $430,192 on March 3, 1997, collateralized by:
      $423,814 United States Treasury Notes,
         various coupons and maturities, valued at $438,925. . . . .                                               $  430,000
                                                                                                                   ----------

TOTAL REPURCHASE AGREEMENTS (cost $460,000). . . . . . . . . . . . .                                                  460,000
                                                                                                                   ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $5,210,296)(b) - 102.7%. . . . . . . . . . . . . . . . . . . .                                                5,210,296

OTHER ASSETS AND LIABILITIES, NET - (2.7%) . . . . . . . . . . . . .                                                 (137,510)
                                                                                                                   ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . .                                               $5,072,786
                                                                                                                   ----------
                                                                                                                   ----------

(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
MONEY MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . . .     $4,750,295,832
Repurchase agreements (cost $460,000,000)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .        460,000,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         26,650,895
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             39,393
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,236,986,120

LIABILITIES
Payables (Note 4):
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   18,052,341
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       143,664,547
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .         2,323,066
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           160,176
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        164,200,130
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $5,072,785,990
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   (2,791,992)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,075,578
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,070,502,404
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $5,072,785,990
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($5,072,785,990 divided by 5,075,577,982 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .          $1.00
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
MONEY MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  104,045,275

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    4,776,449
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           551,191
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           396,857
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           449,213
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            25,010
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            39,285
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           714,435
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           157,570
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            70,726
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            79,462
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,260,198
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         96,785,077
                                                                                                               --------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . . . . .            619,816
                                                                                                               --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   97,404,893
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSgA
MONEY MARKET FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      96,785,077   $     178,203,728
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .              619,816             753,358
                                                                                        -----------------   -----------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . .           97,404,893         178,957,086

Distributions to shareholders from net investment income . . . . . . . . . . . . . .          (96,785,077)       (178,405,621)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .        1,596,757,541         721,962,326
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .        1,597,377,357         722,513,791
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .        3,475,408,633       2,752,894,842
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   5,072,785,990   $   3,475,408,633
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
   (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       28,227,588,119      45,284,105,177
Fund shares issued to shareholders in reinvestments of distributions . . . . . . . .           84,683,231         161,571,084
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (26,715,513,809)    (44,723,713,935)
                                                                                        -----------------   -----------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,596,757,541         721,962,326
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSgA
MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                    1997*         1996         1995         1994         1993         1992
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE
   BEGINNING OF PERIOD . . . . . . . . . . . . .  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                  ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income . . . . . . . . . . . .       .0251        .0524        .0538        .0330        .0320        .0458
                                                  ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . .      (.0251)      (.0524)      (.0538)      (.0330)      (.0320)      (.0458)
                                                  ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE
   END OF PERIOD . . . . . . . . . . . . . . . .  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                  ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .        2.54         5.36         5.52         3.35         3.24         4.68

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average
      net assets (b) . . . . . . . . . . . . . .         .38          .39          .39          .36          .33          .35
   Operating expenses, gross, to average
      net assets (b) . . . . . . . . . . . . . .         .38          .39          .39          .36          .38          .35
   Net investment income to average
      net assets (b) . . . . . . . . . . . . . .        5.07         5.20         5.37         3.33         3.20         4.40
   Net assets, end of period
      ($000 omitted) . . . . . . . . . . . . . .   5,072,786    3,475,409    2,752,895    3,020,796    2,502,483    4,263,057
   Per share amount of fees waived
      ($ omitted). . . . . . . . . . . . . . . .          --           --           --           --        .0005           --


 *   For the six months ended February 28, 1997 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended February 28, 1997 are annualized.


                                                           Semiannual Report  11

SSgA
MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At February 28, 1997, the Fund had a net tax basis capital loss carryover of $3,411,808, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.


12  Semiannual Report

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $67,870,787,598, $247,088,421, and $65,965,257,000,
     respectively.

     For the six months ended February 28, 1997, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $863,888,547, $509,220,971, and $589,525,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying statement of operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar


                                                           Semiannual Report  13

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration
     Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $488,645, $114,140, $42,521, and $35,839, or a total of $681,145, from the Adviser, SSBSI, RIS, and Commercial Banking, respectively. The remaining amount of $33,290 was paid to other third-party providers.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


14  Semiannual Report

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)



     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Advisory fees                $ 1,773,286
          Administration fees              108,582
          Custodian fees                   151,729
          Distribution fees                 35,903
          Shareholder servicing fees       160,493
          Transfer agent fees               92,652
          Trustees' fees                       421
                                       -----------
                                       $ 2,323,066
                                       -----------
                                       -----------


                                                           Semiannual Report  15

SSgA MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


16  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                         US GOVERNMENT MONEY MARKET FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                         US GOVERNMENT MONEY MARKET FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .     8

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .     9

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    13



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 70.3%
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . . . .  $    6,000          5.550%      05/02/97     $    5,999
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . . . .      10,000          5.600       06/03/97          9,996
Federal Farm Credit Bank (MTN)(a)  . . . . . . . . . . . . . . . . .      20,000          5.237       10/02/97         19,987
Federal Farm Credit Bank (MTN)(a)  . . . . . . . . . . . . . . . . .      25,000          5.250       11/14/97         24,981
Federal Farm Credit Bank (MTN)(a)  . . . . . . . . . . . . . . . . .      25,000          5.250       12/11/97         24,981
Federal Farm Credit Bank (MTN)(a)  . . . . . . . . . . . . . . . . .      35,000          5.231       12/17/97         34,974
Federal Farm Credit Bank (MTN)(a)  . . . . . . . . . . . . . . . . .      25,000          5.300       02/03/98         24,985
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . . . .      20,000          5.450       03/03/98         19,953
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .       5,000          5.610       06/05/97          4,997
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .       5,000          6.440       07/25/97          5,011
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .      20,000          5.195       09/24/97         19,990
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .      25,000          5.222       12/19/97         24,986
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .      10,000          5.710       01/21/98          9,997
Federal Home Loan Bank Discount Notes. . . . . . . . . . . . . . . .      14,485          5.220       03/13/97         14,460
Federal Home Loan Mortgage Corp. . . . . . . . . . . . . . . . . . .      15,000          5.640       08/28/97         14,982
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .      20,000          5.185       03/04/97         19,991
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .      28,129          5.190       03/05/97         28,113
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .      16,470          5.190       03/07/97         16,456
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .       6,000          5.190       03/10/97          5,992
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .       5,000          5.200       03/14/97          4,991
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .      13,800          5.200       03/19/97         13,764
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .       5,000          5.190       03/25/97          4,983
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .      20,000          5.380       03/26/97         19,925
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .      10,000          5.250       04/16/97          9,933
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . . . .      22,000          5.220       04/25/97         21,825
Federal National Mortgage Association. . . . . . . . . . . . . . . .       8,000          9.200       06/10/97          8,080
Federal National Mortgage Association (a). . . . . . . . . . . . . .      10,000          5.130       06/20/97          9,999
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      20,000          5.382       08/07/97         19,993
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      40,000          5.351       09/12/97         39,982
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      25,000          5.327       11/14/97         24,986
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      10,000          5.312       03/06/97         10,000
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      15,000          5.393       03/28/97         14,999
Student Loan Marketing Association (MTN) . . . . . . . . . . . . . .      15,000          5.990       09/18/97         15,000
Student Loan Marketing Association (MTN) . . . . . . . . . . . . . .       5,000          5.615       10/29/97          4,996
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $554,287). . . . . . .                                                  554,287
                                                                                                                   ----------


                                                            Semiannual Report  3

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
UNITED STATES GOVERNMENT TREASURIES - 5.0%
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .  $   25,000          5.250%      12/31/97     $   24,923
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .      15,000          5.000       01/31/98         14,898
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $39,821) . . . . . .                                                   39,821
                                                                                                                   ----------

TOTAL INVESTMENTS (amortized cost $594,108) - 75.3%. . . . . . . . .                                                  594,108
                                                                                                                   ----------

REPURCHASE AGREEMENTS - 27.3%
Agreement with CIBC Wood Gundy, Inc. of $175,000
   acquired February 28, 1997 at 5.400% to be repurchased at $175,079 on March 3, 1997, collateralized by:
      $60,725 Federal Farm Credit Bank Discount Notes,
         5.430% due 03/03/97 valued at $62,316, and by
      $106,000 Federal Farm Credit Bank Discount Notes,
         5.240% due 05/01/97 valued at $106,364, and by
      $9,705 Federal Farm Credit Bank Discount Notes,
         5.290% due 06/02/97 valued at $9,826. . . . . . . . . . . .                                                  175,000

Agreement with Merrill Lynch & Co, Inc. of $40,259
   acquired February 28, 1997 at 5.360% to be repurchased at $40,277 on March 3, 1997, collateralized by:
      $30,645 United States Treasury Bonds,
         9.875% due 11/15/15 valued at $41,095 . . . . . . . . . . .                                                   40,259
                                                                                                                   ----------

TOTAL REPURCHASE AGREEMENTS (cost $215,259). . . . . . . . . . . . .                                                  215,259
                                                                                                                   ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $809,367)(b) - 102.6%. . . . . . . . . . . . . . . . . . . . .                                                  809,367

OTHER ASSETS AND LIABILITIES, NET - (2.6%) . . . . . . . . . . . . .                                                  (20,692)
                                                                                                                   ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . .                                               $  788,675
                                                                                                                   ----------
                                                                                                                   ----------

(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:

MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.

4  Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . . .     $  594,107,809
Repurchase agreements (cost $215,259,000)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .        215,259,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,971,569
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,863
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        812,341,241

LIABILITIES
Payables (Note 4):
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    3,195,593
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,952,520
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .           493,858
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            24,596
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,666,567
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  788,674,674
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      (18,979)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            788,694
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        787,904,959
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  788,674,674
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($788,674,674 divided by 788,693,653 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .          $1.00
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVSTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   19,514,401

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      899,720
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           102,167
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            79,184
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           109,860
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,155
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,053
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           246,679
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,679
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,999
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,860
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,488,356
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18,026,045
                                                                                                               --------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . . . . .             18,984
                                                                                                               --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   18,045,029
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      18,026,045   $      31,690,135
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .               18,984             119,491
                                                                                        -----------------   -----------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . .           18,045,029          31,809,626

Distributions to shareholders from net investment income . . . . . . . . . . . . . .          (18,026,045)        (31,688,771)
Increase in net assets from Fund share transactions. . . . . . . . . . . . . . . . .          105,445,573         192,951,714
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .          105,464,557         193,072,569
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .          683,210,117         490,137,548
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    788,674,674    $     683,210,117
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
   (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,371,697,921       7,802,329,508
Fund shares issued to shareholders in reinvestments of distributions . . . . . . . .           13,002,483          25,091,214
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (3,279,254,831)     (7,634,469,008)
                                                                                        -----------------   -----------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          105,445,573         192,951,714
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                          Semiannual Report  7

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                    1997*         1996         1995         1994         1993         1992
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE
   BEGINNING OF PERIOD . . . . . . . . . . . . .  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                  ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income . . . . . . . . . . . .       .0248        .0515        .0528        .0324        .0304        .0441
                                                  ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . .      (.0248)      (.0515)      (.0528)      (.0324)      (.0304)      (.0441)
                                                  ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                  ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .        2.51         5.27         5.38         3.30         3.08         4.49

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average
      net assets (b) . . . . . . . . . . . . . .         .41          .40          .42          .38          .39          .41
   Operating expenses, gross, to average
      net assets (b) . . . . . . . . . . . . . .         .41          .40          .42          .39          .46          .42
   Net investment income to average
      net assets (b) . . . . . . . . . . . . . .        5.01         5.12         5.37         3.27         3.04         4.26
   Net assets, end of period
      ($000 omitted) . . . . . . . . . . . . . .     788,675      683,210      490,138      251,165      137,136      156,707
   Per share amount of fees waived
      ($ omitted). . . . . . . . . . . . . . . .          --           --           --           --           --        .0001
   Per share amount of fees
      reimbursed ($ omitted) . . . . . . . . . .          --           --           --        .0001        .0007           --



 *   For the six months ended February 28, 1997 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended February 28, 1997 are annualized.


8  Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At February 28, 1997, the Fund had a net tax basis capital loss carryover of $37,963, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.


                                                            Semiannual Report  9

SSgA
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $991,778,398, $25,036,777, and $844,816,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the


10  Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $93,972 and $130,096, or a total of $224,068, from the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI or RIS during this period. The remaining amount of $22,611 was paid to other third-party providers.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.


                                                           Semiannual Report  11

SSgA
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Advisory fees                $   329,491
          Administration fees               16,959
          Custodian fees                    25,845
          Distribution fees                  8,192
          Shareholder servicing fees       108,609
          Transfer agent fees                3,897
          Trustees' fees                       865
                                       -----------
                                       $   493,858
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, three shareholders (two of which are also affiliates of the Investment Company) were record owners of approximately 21%, 17% and 14%, respectively, of the total outstanding shares of the Fund.


12  Semiannual Report

SSgA US GOVERNMENT MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


13  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                               MATRIX EQUITY FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                               MATRIX EQUITY FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .     9

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    10

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    15



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
MATRIX EQUITY FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 98.0%
BASIC INDUSTRIES - 4.5%
Caraustar Industries, Inc.                                31,100     $      917
Diamond Offshore Drilling, Inc. (a)                        6,900            407
Dow Chemical Co.                                          50,600          4,099
du Pont (E.I.) de Nemours & Co.                            7,000            751
Fort Howard Corp. (a)                                     53,700          1,598
Mead Corp.                                                 3,800            221
Owens-Illinois, Inc. (a)                                  30,900            745
P.H. Glatfelter Co.                                       28,100            481
PPG Industries, Inc.                                       8,500            476
Terra Industries, Inc.                                    92,900          1,266
UCAR International, Inc. (a)                              20,400            877
USX-U.S. Steel Group                                     103,800          3,257
                                                                     ----------

                                                                         15,095
                                                                     ----------

CAPITAL GOODS - 5.0%
Case Corp.                                                48,900          2,537
Caterpillar, Inc.                                         51,800          4,060
General Electric Co.                                      51,400          5,288
Harnischfeger Industries, Inc.                            27,300          1,198
Johnson Controls, Inc.                                    29,700          2,502
Tecumseh Products Co. Class A                              9,000            515
Timken Co.                                                14,900            780
                                                                     ----------

                                                                         16,880
                                                                     ----------

CONSUMER BASICS - 20.2%
Allegiance Corp.                                          49,500          1,306
American Home Products Corp.                              35,400          2,266
Amgen, Inc. (a)                                           28,600          1,745
Archer-Daniels-Midland Co.                               170,300          3,151
Becton, Dickinson & Co.                                   50,300          2,477
Bristol-Myers Squibb Co.                                  56,600          7,386
Coca-Cola Co. (The)                                       55,400          3,379
ConAgra, Inc.                                             73,800          3,911
General Mills, Inc.                                       56,600          3,693
Hershey Foods Corp.                                       22,400          1,022
Hormel (George A.) & Co.                                  40,600          1,066
Interstate Bakeries Corp.                                 51,200          2,394
Johnson & Johnson                                          6,200            357
Lincare Holdings, Inc. (a)                                 5,400            231
Mallinckrodt, Inc.                                         9,300            395
Manor Care, Inc.                                          17,800            474
Merck & Co., Inc.                                        104,700          9,632
Philip Morris Cos., Inc.                                  37,800          5,108
RJR Nabisco Holdings Corp.                                46,600          1,707
Schering-Plough Corp.                                     56,300          4,314
Tenet Healthcare Corp. (a)                               153,105          4,153
Tupperware Corp.                                          10,600            474
Warner-Lambert Co.                                        31,500          2,646
Watson Pharmaceuticals, Inc. (a)                          64,000          2,784
Wellpoint Health Networks, Inc.
  Class A                                                 46,013          1,972
                                                                     ----------

                                                                         68,043
                                                                     ----------

CONSUMER DURABLES - 1.3%
Arvin Industries, Inc.                                    24,600            578
Chrysler Corp.                                            79,400          2,690
Maytag Corp.                                              50,000          1,100
                                                                     ----------

                                                                          4,368
                                                                     ----------

CONSUMER NON-DURABLES - 9.7%
Avon Products, Inc.                                       25,700          1,497
Borders Group, Inc. (a)                                   68,900          2,902
Costco Companies, Inc. (a)                               126,800          3,249
Dayton Hudson Corp.                                      105,000          4,410
Fruit of the Loom, Inc. Class A (a)                       82,600          3,376
Lowe's Cos., Inc.                                         90,300          3,296
Ross Stores, Inc.                                          1,800             86
Sears Roebuck & Co.                                       87,200          4,731
SuperValu, Inc.                                          112,000          3,472
Tiffany & Co.                                             22,700            789
TJX Cos., Inc.                                            84,300          3,520
V.F. Corp.                                                17,600          1,223
                                                                     ----------

                                                                         32,551
                                                                     ----------


                                                            Semiannual Report  3

SSgA
MATRIX EQUITY FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

CONSUMER SERVICES - 1.7%
Disney (Walt) Co.                                         15,500     $    1,151
King World Productions, Inc. (a)                          78,600          2,918
MGM Grand, Inc. (a)                                       50,300          1,767
                                                                     ----------

                                                                          5,836
                                                                     ----------

ENERGY - 7.9%
Amerada Hess Corp. NPV                                       700             37
Amoco Corp.                                               21,700          1,834
Apache Corp.                                              26,500            858
Atlantic Richfield Co.                                    27,810          3,476
Burlington Resources, Inc.                                20,600            904
Cooper Cameron Corp. (a)                                   8,800            576
Exxon Corp.                                               86,200          8,609
Global Marine, Inc. (a)                                   56,400          1,050
Mobil Corp.                                               40,600          4,984
Noble Drilling Corp. (a)                                  19,100            339
Rowan Cos., Inc. (a)                                      65,300          1,298
Texaco, Inc.                                              23,700          2,343
Valero Energy Corp.                                        1,400             45
                                                                     ----------

                                                                         26,353
                                                                     ----------

FINANCE - 17.6%
Advanta Corp. Class A                                     32,200          1,332
Allstate Corp.                                            26,300          1,667
American Express Co.                                      84,000          5,492
BankAmerica Corp.                                         64,300          7,314
Charter One Financial, Inc.                               69,685          3,319
Chase Manhattan Corp.                                     57,000          5,707
CIGNA Corp.                                               22,200          3,394
Comerica, Inc.                                            71,500          4,299
Dean Witter, Discover & Co.                               38,400          1,474
Donaldson, Lufkin & Jenrette, Inc.                        27,500          1,183
Everest Re Holdings, Inc.                                 94,400          2,974
ITT Hartford Group, Inc.                                  52,500          3,938
KeyCorp                                                   75,200          4,023
Mercury General Corp.                                     20,100          1,234
Merrill Lynch & Co., Inc.                                  3,900            374
Money Store, Inc.                                         32,700            846
Old Republic International Corp.                          13,200            358
Progressive Corp.                                          9,300            615
Salomon, Inc.                                             35,200          1,958
SouthTrust Corp.                                          17,300            683
Student Loan Marketing Association                        37,800          4,002
Travelers/Aetna Property Casualty Corp. Class A (a)       83,400          3,074
                                                                     ----------

                                                                         59,260
                                                                     ----------

GENERAL BUSINESS - 2.5%
Ascend Communications, Inc. (a)                           18,800            985
Gannett Co., Inc.                                            500             40
Interpublic Group Cos., Inc.                              28,400          1,424
Media General, Inc. Class A                               28,500            855
SBC Communications, Inc.                                  48,700          2,800
Wallace Computer Services, Inc.                           19,100            647
Washington Post Co. Class B                                4,700          1,628
                                                                     ----------

                                                                          8,379
                                                                     ----------

SHELTER - 0.6%
USG Corp. (a)                                             54,900          1,935
                                                                     ----------

                                                                          1,935
                                                                     ----------

TECHNOLOGY - 17.3%
COMPAQ Computer Corp. (a)                                 57,500          4,557
Computer Associates International, Inc.                   58,500          2,545
Compuware Corp. (a)                                       51,200          3,174
Dell Computer Corp. (a)                                   78,900          5,612
Gateway 2000, Inc. (a)                                    56,400          3,306
General Dynamics Corp.                                    38,200          2,569
Hewlett-Packard Co.                                       43,600          2,442
Honeywell, Inc.                                           51,700          3,677
Intel Corp.                                               73,400         10,414
Learning Co., Inc. (The)(a)                              167,200          1,609



4  Semiannual Report

SSgA
Matrix Equity Fund
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Lexmark International Group, Inc. Class A (a)             22,300     $      622
Lucent Technologies, Inc.                                 35,682          1,922
McDonnell Douglas Corp.                                    9,900            629
Microsoft Corp. (a)                                       23,600          2,298
SCI Systems, Inc. (a)                                     50,100          2,680
Seagate Technology (a)                                    59,600          2,816
Storage Technology Corp. (a)                              67,300          2,810
Sun Microsystems, Inc. (a)                                23,000            710
Tandy Corp.                                               10,400            524
Western Digital Corp. (a)                                 55,000          3,245
                                                                     ----------

                                                                         58,161
                                                                     ----------

TRANSPORTATION - 0.6%
CSX Corp.                                                 27,500          1,268
Trinity Industries, Inc.                                  26,400            852
                                                                     ----------

                                                                          2,120
                                                                     ----------

UTILITIES - 9.1%
360 Communications Co. (a)                                27,000            584
Ameritech Corp.                                           50,600          3,226
AT&T Corp.                                                37,900          1,511
BellSouth Corp.                                           72,000          3,375
Century Telephone Enterprises, Inc.                       44,500          1,363
Consolidated Edison Co.                                   90,000          2,779
DQE, Inc.                                                 50,300          1,490
Entergy Corp.                                             19,700            520
GTE Corp.                                                 44,600          2,085
Long Island Lighting Co.                                 131,100          3,015
National Fuel & Gas Co.                                   22,200            955
NYNEX Corp.                                               44,400          2,287
Ohio Edison Co.                                           47,700          1,073
Pacific Telesis Group                                     46,100          1,879
Public Service Enterprise Group, Inc.                      5,400            152
Southern New England Telecommunications Corp.             47,100          1,707
Texas Utilities Co.                                       14,300            577
Unicom Corp.                                                 500             11
Williams Cos. (The)                                       47,950          2,097
                                                                     ----------

                                                                         30,686
                                                                     ----------

TOTAL COMMON STOCKS
(cost $268,107)                                                         329,667
                                                                     ----------

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 2.1%
Dreyfus Cash Management Plus, Inc.
   Money Market Fund (b)                              $    3,715          3,715
Valiant Money Market Fund Class A (b)                      3,217          3,217
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,932)                                                             6,932
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $275,039)(c) - 100.1%                                  336,599

OTHER ASSETS AND LIABILITIES, NET - (0.1%)                                 (393)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  336,206
                                                                     ----------
                                                                     ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.

ABBREVIATIONS:
NPV - No Par Value


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
MATRIX EQUITY FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $275,039,119)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .     $  336,598,785
Receivables:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            642,781
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            849,304
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            450,075
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,197
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,353
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        338,545,495

LIABILITIES
Payables (Note 4):
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    1,881,631
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            67,569
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .           354,581
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,333
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,339,114
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  336,206,381
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      568,285
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,381,597
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .         61,559,666
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,540
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        265,675,293
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  336,206,381
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($336,206,381 divided by 21,539,691 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .          $15.61
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.


6  Semiannual Report

SSgA
MATRIX EQUITY FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    3,120,657

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    1,142,878
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            42,399
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            51,398
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            31,863
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,576
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            24,111
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            85,392
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           117,586
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,576
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             1,330
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,269
                                                                                            --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,519,378
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (571,439)
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            947,939
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,172,718
                                                                                                               --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,465,660
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . . .         38,818,855
                                                                                                               --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         53,284,515
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $   55,457,233
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
MATRIX EQUITY FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       2,172,718   $       4,111,984
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .           14,465,660          24,526,130
   Net change in unrealized appreciation
      or depreciation of investments . . . . . . . . . . . . . . . . . . . . . . . .           38,818,855           2,855,735
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .           55,457,233          31,493,849

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (2,752,230)         (3,841,381)
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . .          (22,485,729)        (21,256,519)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           44,099,042          57,151,504
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .           74,318,316          63,547,453
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .          261,888,065         198,340,612
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD
   (including undistributed net investment income of
   $568,285 and $1,147,797, respectively). . . . . . . . . . . . . . . . . . . . . .    $     336,206,381   $     261,888,065
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1997 (UNAUDITED)               ENDED AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . . .          3,451,731   $      51,729,198           7,991,136   $     108,492,783
Fund shares issued to shareholders
   in reinvestments of distributions . . . . .          1,661,207          24,062,826           1,766,096          23,537,447
Fund shares redeemed . . . . . . . . . . . . .         (2,108,727)        (31,692,982)         (5,455,654)        (74,878,726)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . . .          3,004,211   $      44,099,042           4,301,578   $      57,151,504
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
MATRIX EQUITY FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                    1997*         1996         1995         1994         1993        1992**
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD . . . . . . . . . . . . .  $    14.13   $    13.93   $    12.06   $    11.95   $     9.78   $    10.00
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . .         .10          .24          .28          .24          .18          .05
   Net realized and unrealized
      gain (loss) on investments . . . . . . . .        3.20         1.64         1.93          .28         2.17         (.27)
                                                  ----------   ----------   ----------   ----------   ----------   ----------

   Total Income From Investment Operations . . .        3.30         1.88         2.21          .52         2.35         (.22)
                                                  ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . .        (.14)        (.24)        (.28)        (.23)        (.18)          --
   Net realized gain on investments. . . . . . .       (1.68)       (1.44)        (.06)        (.09)          --           --
   In excess of net realized gain
      on investments . . . . . . . . . . . . . .          --           --           --         (.09)          --           --
                                                  ----------   ----------   ----------   ----------   ----------   ----------

   Total Distributions . . . . . . . . . . . . .       (1.82)       (1.68)        (.34)        (.41)        (.18)          --
                                                  ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .  $    15.61   $    14.13   $    13.93   $    12.06   $    11.95   $     9.78
                                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                  ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .       20.43        14.67        18.81         4.41        24.24        (2.20)

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average
      net assets (b)(c). . . . . . . . . . . . .         .62          .66          .68          .58          .60          .18
   Operating expenses, gross, to average
      net assets (b)(c). . . . . . . . . . . . .        1.00         1.04         1.06          .96         1.25         1.90
   Net investment income to average
      net assets (b) . . . . . . . . . . . . . .        1.43         1.76         2.25         2.16         2.13         2.69
   Portfolio turnover (b). . . . . . . . . . . .       86.95       150.68       129.98       127.20        57.65         None
   Net assets, end of period ($000 omitted). . .     336,206      261,888      198,341      130,764       62,549       12,408
   Per share amount of fees waived
      ($ omitted)(c) . . . . . . . . . . . . . .       .0271        .0510        .0466        .0410        .0314        .0112
   Per share amount of fees reimbursed
      ($ omitted). . . . . . . . . . . . . . . .          --           --           --           --        .0225        .0202
   Average commission rate paid per share
      of security ($ omitted). . . . . . . . . .       .0449        .0404          N/A          N/A          N/A          N/A


  *  For the six months ended February 28, 1997 (Unaudited).
 **  For the period May 4, 1992 (commencement of operations) to August 31, 1992.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1992 are annualized.
(c)  See Note 4 for current period amounts.


                                                            Semiannual Report  9

SSgA
MATRIX EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Matrix Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


10  Semiannual Report

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                  NET
                                                              UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
         --------------   --------------   --------------   --------------
         $  268,100,651   $   67,815,661   $   (6,249,691)  $   61,565,970


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign-denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


                                                           Semiannual Report  11

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated to $145,031,502 and $129,109,243, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the six months ended February 28, 1997, the Adviser voluntarily agreed to waive one-half of its advisory fee to the Fund. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%;


12  Semiannual Report

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i));
     (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying statement of operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS") and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $38,096, $897, and $46,399, or a total of $85,392, from the Adviser, SSBSI and RIS, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.


                                                           Semiannual Report  13

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $58,650 for the six months ended February 28, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:


          Advisory fees                 $  201,398
          Administration fees               11,117
          Custodian fees                    29,752
          Distribution fees                  4,808
          Shareholder servicing fees         5,443
          Transfer agent fees              101,969
          Trustees' fees                        94
                                        ----------
                                        $  354,581
                                        ----------
                                        ----------

     BENEFICIAL INTEREST: As of February 28, 1997, three shareholders (two of which are also affiliates of the Investment Company) were record owners of approximately 14%, 12% and 11%, respectively, of the total outstanding shares of the Fund.

5.   DIVIDENDS

     On March 3, 1997, the Board of Trustees declared a dividend of $.0263 from net investment income, payable on March 11, 1997 to shareholders of record on March 4, 1997.


14  Semiannual Report

SSgA MATRIX EQUITY FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


15  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                               S&P 500 INDEX FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                               S&P 500 INDEX FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    21



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
S&P 500 INDEX FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 91.2%
BASIC INDUSTRIES - 5.8%
Air Products & Chemicals, Inc.                            16,500     $    1,223
Alcan Aluminum, Ltd.                                      34,800          1,248
Allegheny Teldyne, Inc.                                   24,578            627
Aluminum Co. of America                                   25,300          1,802
ARMCO, Inc. (a)                                           15,900             66
ASARCO, Inc.                                               6,100            191
Barrick Gold Corp.                                        54,700          1,545
Battle Mountain Gold Co.                                  31,600            233
Bemis Co., Inc.                                            7,200            298
Bethlehem Steel Corp. (a)                                 15,500            128
Boise Cascade Corp.                                        7,300            240
Champion International Corp.                              13,800            609
Cincinnati Milacron, Inc.                                  7,500            161
Crown Cork & Seal Co., Inc.                               18,300          1,016
Cyprus Amax Minerals Co.                                  13,200            309
Dow Chemical Co.                                          36,600          2,965
du Pont (E.I.) de Nemours & Co.                           83,900          8,997
Eastman Chemical Co.                                      10,925            602
Echo Bay Mines, Ltd.                                      19,800            153
Engelhard Corp.                                           20,425            452
FMC Corp. (a)                                              5,100            351
Freeport McMoRan Copper & Gold, Inc. Class B              30,000          1,020
Goodrich (B.F.) Co.                                        7,300            297
Great Lakes Chemical Corp.                                 9,100            422
Hercules, Inc.                                            14,500            674
Homestake Mining Co.                                      21,000            347
Illinois Tool Works, Inc.                                 18,900          1,595
Inco, Ltd.                                                23,800            836
Inland Steel Industries, Inc.                              7,800            154
International Paper Co.                                   43,973          1,836
James River Corp. of Virginia                             11,900            390
Kimberly-Clark Corp.                                      41,918          4,443
Mead Corp.                                                 7,400            431
Minnesota Mining & Manufacturing Co.                      62,500          5,750
Monsanto Co.                                              88,400          3,216
Morton International, Inc.                                20,100            829
Nalco Chemical Co.                                         9,400            345
Newmont Mining Corp.                                      13,912            661
Nucor Corp.                                               12,300            592
Phelps Dodge Corp.                                         9,200            658
Placer Dome, Inc.                                         34,000            731
Potlatch Corp.                                             4,200            182
PPG Industries, Inc.                                      28,000          1,567
Praxair, Inc.                                             22,400          1,089
Reynolds Metals Co.                                        9,000            565
Rohm & Haas Co.                                            9,000            828
Santa Fe Pacific Gold Corp.                               18,560            348
Sigma Aldrich Corp.                                       14,000            429
Stone Container Corp.                                     14,400            187
Temple-Inland, Inc.                                        7,800            430
Union Camp Corp.                                          10,000            483
Union Carbide Corp.                                       18,100            855
USX-U.S. Steel Group                                      11,800            370
Westvaco Corp.                                            14,200            419
Willamette Industries, Inc.                                7,800            499
Worthington Industries, Inc.                              12,500            259
                                                                     ----------

                                                                         56,953
                                                                     ----------

CAPITAL GOODS - 5.1%
Ball Corp.                                                 4,200            106
Boston Scientific Corp. (a)                               26,000          1,722
Briggs & Stratton Corp.                                    4,200            183
Browning-Ferris Industries, Inc.                          30,300            951
Case Corp.                                                10,600            550
Caterpillar, Inc.                                         28,000          2,194
Cooper Industries, Inc.                                   15,500            686
Crane Co.                                                  7,200            235
Cummins Engine Co., Inc.                                   5,600            284
Deere & Co.                                               39,400          1,679
Dover Corp.                                               16,000            794
DSC Communications Corp. (a)                              16,600            349
Emerson Electric Co.                                      33,700          3,335
Fluor Corp.                                               11,900            721
Foster Wheeler Corp.                                       6,200            242
General Electric Co.                                     244,700         25,173


                                                            Semiannual Report  3

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

General Signal Corp.                                       7,600     $      332
Giddings & Lewis, Inc.                                     4,700             64
Grainger (W.W.), Inc.                                      8,200            650
Harnischfeger Industries, Inc.                             6,900            303
Ingersoll-Rand Co.                                        15,800            751
ITT Industries, Inc.                                      16,600            432
Johnson Controls, Inc.                                     5,800            489
Millipore Corp.                                            6,500            280
NACCO Industries, Inc. Class A                             1,400             76
National Service Industries, Inc.                          6,700            255
Pall Corp.                                                18,600            405
Parker-Hannifin Corp.                                     10,500            459
Raychem Corp.                                              6,400            545
Timken Co.                                                 4,600            241
TRINOVA Corp.                                              4,300            160
Tyco International, Ltd.                                  24,000          1,416
Westinghouse Electric Corp.                               95,700          1,651
WMX Technologies, Inc.                                    70,700          2,235
                                                                     ----------

                                                                         49,948
                                                                     ----------

CONSUMER BASICS - 20.7%
Abbott Laboratories                                      116,000          6,525
Albertson's, Inc.                                         38,700          1,364
Allergan, Inc.                                             9,000            306
ALZA Corp. (a)                                            11,700            332
American Brands, Inc.                                     26,100          1,374
American Home Products Corp.                              95,400          6,106
American Stores Co.                                       22,600          1,011
Amgen, Inc. (a)                                           38,700          2,361
Archer-Daniels-Midland Co.                                79,953          1,479
Bard (C.R.), Inc.                                          8,000            219
Bausch & Lomb, Inc.                                        8,200            306
Baxter International, Inc.                                40,000          1,840
Becton, Dickinson & Co.                                   17,800            877
Beverly Enterprises, Inc. (a)                             13,800            198
Biomet, Inc.                                              16,300            249
Black & Decker Corp.                                      12,300            389
Bristol-Myers Squibb Co.                                  74,600          9,735
Campbell Soup Co.                                         34,700          3,127
Clorox Co.                                                 7,400            884
Coca-Cola Co. (The)                                      369,800         22,558
Colgate-Palmolive Co.                                     21,500          2,225
Columbia/HCA Healthcare Corp.                            100,633          4,227
ConAgra, Inc.                                             35,200          1,866
Corning, Inc.                                             35,300          1,328
CPC International, Inc.                                   21,300          1,792
CVS Corp.                                                 15,000            694
Fleming Cos., Inc.                                         6,300            110
General Mills, Inc.                                       23,900          1,559
Giant Food, Inc. Class A                                   8,600            281
Gillette Co.                                              82,800          6,552
Great Atlantic & Pacific Tea Co., Inc.                     5,100            152
HEALTHSOUTH Rehabilitation Corp. (a)                      24,400            982
Heinz (H.J.) Co.                                          53,750          2,237
Hershey Foods Corp.                                       22,000          1,004
Humana, Inc. (a)                                          23,600            463
Johnson & Johnson                                        198,300         11,427
Kellogg Co.                                               30,800          2,110
Kroger Co. (a)                                            18,100            959
Lilly (Eli) & Co.                                         82,300          7,191
Mallinckrodt, Inc.                                        10,300            438
Manor Care, Inc.                                           8,900            237
Medtronic, Inc.                                           36,200          2,344
Merck & Co., Inc.                                        179,300         16,496
PepsiCo, Inc.                                            231,800          7,620
Pfizer, Inc.                                              96,100          8,805
Pharmacia & Upjohn, Inc.                                  76,625          2,826
Philip Morris Cos., Inc.                                 121,200         16,377
Pioneer Hi-Bred International, Inc.                       11,900            811
Procter & Gamble Co.                                     101,500         12,193
Quaker Oats Co.                                           19,100            685
Ralston-Purina Group                                      15,700          1,289
Rubbermaid, Inc.                                          21,100            504
Sara Lee Corp.                                            72,900          2,825


4  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Schering-Plough Corp.                                     55,400     $    4,245
Snap-On Tools Corp.                                        8,600            334
St. Jude Medical, Inc. (a)                                11,650            460
Stanley Works                                             12,800            490
SYSCO Corp.                                               25,700            893
Tenet Healthcare Corp. (a)                                43,500          1,180
Tupperware Corp.                                           8,900            398
U.S. Surgical Corp.                                        9,000            384
Unilever NV                                               23,700          4,515
United Healthcare Corp.                                   28,200          1,406
UST Corp.                                                 29,000            895
W. R. Grace & Co.                                         11,700            620
Warner-Lambert Co.                                        40,800          3,427
Whitman Corp.                                             14,900            350
Winn-Dixie Stores, Inc.                                   21,600            689
Wrigley (Wm.), Jr. Co.                                    16,600            994
                                                                     ----------

                                                                        203,129
                                                                     ----------

CONSUMER DURABLES - 2.2%
AutoZone Inc. (a)                                         21,200            525
Chrysler Corp.                                           109,400          3,706
Cooper Tire & Rubber Co.                                  11,800            235
Dana Corp.                                                14,900            462
Eaton Corp.                                               10,900            782
Echlin, Inc.                                               9,000            312
Fleetwood Enterprises, Inc.                                5,000            130
Ford Motor Co.                                           177,200          5,825
General Motors Corp.                                     112,900          6,534
Genuine Parts Co.                                         17,000            795
Goodyear Tire & Rubber Co.                                23,900          1,261
Maytag Corp.                                              14,200            312
PACCAR, Inc.                                               5,495            361
Whirlpool Corp.                                           10,600            535
                                                                     ----------

                                                                         21,775
                                                                     ----------

CONSUMER NON-DURABLES - 5.6%
Alberto Culver Co. Class B                                 8,600            245
Anheuser-Busch Cos., Inc.                                 75,100          3,342
Avon Products, Inc.                                       19,000          1,107
Brown-Forman Distillers, Inc. Class B                      9,800            439
Brunswick Corp.                                           13,900            398
Charming Shoppes, Inc. (a)                                13,900             62
Circuit City Stores, Inc.                                 13,800            431
Coors (Adolph) Co. Class B                                 6,600            141
Costco Companies, Inc. (a)                                30,100            771
Dayton Hudson Corp.                                       33,300          1,399
Dillard Department Stores, Inc. Class A                   16,200            488
Eastman Kodak Co.                                         49,900          4,471
Federated Department Stores, Inc. (a)                     32,100          1,115
Fruit of the Loom, Inc. Class A (a)                       10,800            441
Gap, Inc.                                                 42,000          1,386
Hasbro, Inc.                                              12,400            530
Home Depot, Inc. (The)                                    71,266          3,884
Ikon Office Solutions, Inc.                               20,300            837
International Flavors & Fragrances, Inc.                  15,800            733
Jostens, Inc.                                              5,514            119
Kmart Corp. (a)                                           68,800            860
Limited, Inc. (The)                                       37,827            719
Liz Claiborne, Inc.                                       10,100            409
Longs Drug Stores, Inc.                                    6,000            152
Lowe's Cos., Inc.                                         24,600            898
Mattel, Inc.                                              42,007          1,045
May Department Stores Co.                                 37,000          1,725
Mercantile Stores, Inc.                                    5,200            250
Newell Co.                                                22,700            843
NIKE, Inc. Class B                                        43,300          3,112
Nordstrom, Inc.                                           11,500            423
Penney (J.C.) Co., Inc.                                   35,200          1,734
Pep Boys - Manny, Moe & Jack                               8,900            290
Polaroid Corp.                                             6,900            292
Reebok International, Ltd.                                 8,000            374
Rite Aid Corp.                                            17,700            746
Russell Corp.                                              5,500            207
Seagram Co., Ltd.                                         54,300          2,118
Sears Roebuck & Co.                                       58,900          3,195


                                                            Semiannual Report  5

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Springs Industries, Inc.                                   2,600     $      115
Stride Rite Corp.                                          6,500             78
SuperValu, Inc.                                            9,900            307
TJX Cos., Inc.                                            11,600            484
Toys "R" Us, Inc. (a)                                     42,500          1,105
V.F. Corp.                                                 9,000            626
Wal-Mart Stores, Inc.                                    342,100          9,022
Walgreen Co.                                              37,600          1,607
Woolworth Corp. (a)                                       18,500            386
                                                                     ----------

                                                                         55,461
                                                                     ----------

CONSUMER SERVICES - 2.0%
AMR Corp. (a)                                             14,000          1,101
Darden Restaurants, Inc.                                  21,800            158
Delta Air Lines, Inc.                                     10,600            853
Disney (Walt) Co.                                        100,562          7,467
Harrah's Entertainment, Inc. (a)                          14,400            266
HFS, Inc. (a)                                             18,600          1,274
Hilton Hotels Corp.                                       35,300            887
ITT Corp. (a)                                             16,600            938
King World Productions, Inc. (a)                           5,100            189
Marriot International, Inc.                               19,100          1,012
McDonald's Corp.                                         104,500          4,520
Southwest Airlines Co.                                    20,200            475
USAir Group, Inc. (a)                                      8,900            176
Wendy's International, Inc.                               19,400            402
                                                                     ----------

                                                                         19,718
                                                                     ----------

ENERGY - 7.9%
Amerada Hess Corp. NPV                                    13,100            699
Amoco Corp.                                               74,300          6,278
Ashland, Inc.                                             10,200            427
Atlantic Richfield Co.                                    24,175          3,022
Baker Hughes, Inc.                                        20,500            728
Burlington Resources, Inc.                                17,600            772
Chevron Corp.                                             96,800          6,244
Dresser Industries, Inc.                                  25,000            759
Exxon Corp.                                              184,600         18,437
Halliburton Co.                                           19,300          1,247
Helmerich & Payne, Inc.                                    3,500            148
Kerr-McGee Corp.                                           6,800            426
Louisiana Land & Exploration Co.                           4,700            224
McDermott International, Inc.                              7,700            171
Mobil Corp.                                               58,800          7,218
NorAm Energy Corp.                                        19,800            297
Occidental Petroleum Corp.                                47,600          1,214
Oryx Energy Co. (a)                                       14,900            298
PanEnergy Corp.                                           21,600            921
Pennzoil Co.                                               6,700            384
Phillips Petroleum Co.                                    38,500          1,593
Rowan Cos., Inc. (a)                                      13,000            258
Royal Dutch Petroleum Co. - ADR                           79,800         13,805
Santa Fe Energy Resources, Inc. (a)                       12,400            160
Schlumberger, Ltd.                                        37,000          3,723
Sun Co., Inc.                                             10,755            290
Texaco, Inc.                                              39,700          3,925
Union Pacific Resources Group, Inc.                       38,918            949
Unocal Corp.                                              36,800          1,421
USX-Marathon Group                                        42,300          1,127
Western Atlas, Inc. (a)                                    7,600            464
                                                                     ----------

                                                                         77,629
                                                                     ----------

FINANCE - 14.3%
Aetna, Inc.                                               22,102          1,832
Ahmanson (H.F.) & Co.                                     14,900            613
Allstate Corp.                                            66,694          4,227
American Express Co.                                      71,000          4,642
American General Corp.                                    29,900          1,297
American International Group, Inc.                        69,650          8,428
AON Corp.                                                 15,500            982
Banc One Corp.                                            64,372          2,840
Bank of Boston Corp.                                      22,400          1,688
Bank of New York Co., Inc.                                57,300          2,220
BankAmerica Corp.                                         53,600          6,097


6  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Bankers Trust New York Corp.                              12,600     $    1,143
Barnett Banks, Inc.                                       29,900          1,383
Beneficial Corp.                                           7,600            525
Chase Manhattan Corp.                                     65,564          6,565
Chubb Corp. (The)                                         26,600          1,559
CIGNA Corp.                                               11,000          1,682
Citicorp                                                  70,200          8,196
Comerica, Inc.                                            15,300            920
Conseco, Inc.                                             25,900          1,017
CoreStates Financial Corp.                                32,735          1,723
Dean Witter, Discover & Co.                               47,086          1,807
Federal Home Loan Mortgage Corp.                         107,500          3,198
Federal National Mortgage Association                    163,100          6,524
Fifth Third Bancorp                                       15,700          1,309
First Bank System, Inc.                                   20,562          1,614
First Chicago NBD Corp.                                   48,048          2,811
First Union Corp.                                         42,575          3,736
Fleet Financial Group, Inc.                               38,375          2,341
General Re Corp.                                          12,500          2,120
Golden West Financial Corp.                                8,100            549
Great Western Financial Corp.                             19,600            860
Green Tree Financial Corp.                                19,400            728
Household International Corp.                             14,300          1,385
ITT Hartford Group, Inc.                                  17,200          1,290
Jefferson-Pilot Corp.                                     10,150            599
KeyCorp                                                   32,999          1,765
Lincoln National Corp.                                    14,800            860
Loews Corp.                                               16,900          1,726
Marsh & McLennan Cos., Inc.                               10,300          1,205
MBIA, Inc.                                                 6,100            596
MBNA Corp.                                                49,037          1,569
Mellon Bank Corp.                                         19,000          1,527
Merrill Lynch & Co., Inc.                                 24,100          2,314
MGIC Investment Corp.                                      8,400            660
Morgan (J.P.) & Co., Inc.                                 28,100          2,954
Morgan Stanley Group, Inc.                                22,300          1,408
National City Corp.                                       33,800          1,707
NationsBank Corp.                                        115,241          6,900
Norwest Corp.                                             55,800          2,776
PNC Bank Corp.                                            49,900          2,115
Republic New York Corp.                                    7,800            724
SAFECO Corp.                                              17,900            747
Salomon, Inc.                                             15,900            884
St. Paul Cos., Inc.                                       11,700            790
SunTrust Banks, Inc.                                      32,600          1,675
Torchmark Corp.                                           10,200            601
Transamerica Financial Corp.                              10,300            903
Travelers, Inc.                                           95,784          5,136
U.S. Bancorp of Oregon                                    23,300          1,150
UNUM Corp.                                                10,500            807
USF&G Corp.                                               16,500            371
USLIFE Corp.                                               4,800            229
Wachovia Corp.                                            25,200          1,534
Wells Fargo & Co.                                         13,866          4,218
                                                                     ----------

                                                                        140,301
                                                                     ----------

GENERAL BUSINESS - 3.0%
American Greetings Corp. Class A                          10,500            324
Automatic Data Processing, Inc.                           42,600          1,816
Block (H&R) Co., Inc.                                     14,900            438
Comcast Corp. Special Class A                             46,400            829
Computer Sciences Corp. (a)                               10,700            722
CUC International, Inc. (a)                               60,300          1,440
Deluxe Corp.                                              11,600            367
Donnelley (R.R.) & Sons Co.                               21,200            655
Dow Jones & Co., Inc.                                     13,900            558
Dun & Bradstreet Corp.                                    24,100            590
Ecolab, Inc.                                               9,100            345
First Data Corp.                                          67,600          2,476
Gannett Co., Inc.                                         20,600          1,643
Harcourt General, Inc.                                    10,000            471
Harland (John H.) Co.                                      4,100            124
Interpublic Group Cos., Inc.                              11,600            581
Knight-Ridder, Inc.                                       13,700            545
McGraw-Hill, Inc.                                         14,100            731


                                                            Semiannual Report  7

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Meredith Corp.                                             3,900     $      191
Moore Corp., Ltd.                                         13,900            308
New York Times Co. Class A                                13,900            619
Safety-Kleen Corp.                                         8,600            155
SBC Communications, Inc.                                  90,300          5,191
Service Corp. International                               33,500            972
Tele-Communications, Inc. Class A (a)                     96,000          1,140
Time Warner, Inc.                                         85,400          3,501
Times Mirror Co. Series A                                 14,000            721
Tribune Co.                                               17,400            683
Viacom, Inc. Class B (a)                                  51,811          1,826
                                                                     ----------

                                                                         29,962
                                                                     ----------

MISCELLANEOUS - 0.3%
Cognizant Corp.                                           24,100            840
Providian Corp.                                           13,500            754
Tenneco, Inc.                                             24,500            965
                                                                     ----------

                                                                          2,559
                                                                     ----------

SHELTER - 0.5%
Armstrong World Industries, Inc.                           6,200            427
Centex Corp.                                               4,300            174
Georgia Pacific Corp.                                     13,000          1,014
Kaufman & Broad Home Corp.                                 5,600             79
Louisiana Pacific Corp.                                   15,500            329
Masco Corp.                                               22,600            794
Owens-Corning Fiberglas Corp.                              7,300            309
Pulte Corp.                                                3,300            113
Sherwin-Williams Co.                                      12,200            685
Weyerhaeuser Co.                                          29,200          1,350
                                                                     ----------

                                                                          5,274
                                                                     ----------

TECHNOLOGY - 13.9%
3Com Corp. (a)                                            24,800            818
Advanced Micro Devices, Inc. (a)                          20,900            750
AlliedSignal, Inc.                                        42,600          3,078
Amdahl Corp. (a)                                          16,500            163
AMP, Inc.                                                 33,732          1,311
Andrew Corp. (a)                                           8,712            477
Apple Computer, Inc. (a)                                  17,400            283
Applied Materials, Inc. (a)                               26,400          1,333
Autodesk, Inc.                                             6,300            213
Avery Dennison Corp.                                      15,200            614
Bay Networks, Inc. (a)                                    27,700            526
Boeing Co.                                                53,623          5,455
Cabletron Systems, Inc. (a)                               22,300            669
Ceridian Corp. (a)                                         9,500            372
Cisco Systems, Inc. (a)                                   97,100          5,377
COMPAQ Computer Corp. (a)                                 40,700          3,225
Computer Associates International, Inc.                   55,075          2,396
Data General Corp. (a)                                     5,500            107
Dell Computer Corp. (a)                                   26,400          1,878
Digital Equipment Corp. (a)                               22,100            724
EG&G, Inc.                                                 7,200            157
EMC Corp. (a)                                             35,700          1,285
General Dynamics Corp.                                     9,000            605
General Instrument Corp. (a)                              19,800            470
Guidant Corp.                                             10,500            704
Harris Corp.                                               5,700            420
Hewlett-Packard Co.                                      151,600          8,489
Honeywell, Inc.                                           19,400          1,380
Intel Corp.                                              122,000         17,308
Intergraph Corp. (a)                                       8,100             66
International Business Machines Corp.                     77,100         11,082
Lockheed Martin Corp.                                     28,123          2,489
LSI Logic Corp. (a)                                       18,400            635
Lucent Technologies, Inc.                                 95,268          5,132
McDonnell Douglas Corp.                                   31,000          1,969
Micron Technology, Inc.                                   31,000          1,163
Microsoft Corp. (a)                                      177,800         17,312
Motorola, Inc.                                            88,700          4,956
National Semiconductor Corp. (a)                          19,200            502
Northern Telecom, Ltd.                                    38,900          2,796
Northrop Grumman Corp.                                     8,100            588


8  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Novell, Inc. (a)                                          48,500     $      491
Oracle Systems Corp. (a)                                  98,625          3,871
Perkin-Elmer Corp.                                         6,200            440
Pitney Bowes, Inc.                                        22,000          1,367
Raytheon Co.                                              36,000          1,697
Rockwell International Corp.                              31,900          2,066
Scientific-Atlanta, Inc.                                  10,800            181
Seagate Technology (a)                                    36,800          1,739
Shared Medical Systems                                     3,400            186
Silicon Graphics, Inc. (a)                                24,900            601
Sun Microsystems, Inc. (a)                                53,900          1,664
Tandem Computers, Inc. (a)                                17,400            218
Tandy Corp.                                                8,200            413
Tektronix, Inc.                                            4,600            224
Tellabs, Inc. (a)                                         26,000          1,034
Texas Instruments, Inc.                                   27,700          2,136
Textron, Inc.                                             12,200          1,203
Thermo Electron Corp. (a)                                 21,100            720
Thomas & Betts Corp.                                       7,500            335
TRW, Inc.                                                 19,700          1,032
Unisys Corp. (a)                                          23,800            161
United Technologies Corp.                                 36,300          2,732
Xerox Corp.                                               48,900          3,056
                                                                     ----------

                                                                        136,844
                                                                     ----------

TRANSPORTATION - 1.1%
Burlington Northern, Inc.                                 22,369          1,862
Caliber Systems, Inc.                                      6,000            137
Conrail, Inc.                                             11,586          1,211
CSX Corp.                                                 33,100          1,527
Federal Express Corp. (a)                                 16,400            845
Laidlaw, Inc. Class B                                     45,200            627
Navistar International Corp. (a)                          11,050            106
Norfolk Southern Corp.                                    18,300          1,668
Ryder System, Inc.                                        12,000            378
Union Pacific Corp.                                       35,700          2,150
                                                                     ----------

                                                                         10,511
                                                                     ----------

UTILITIES - 8.8%
Airtouch Communications, Inc. (a)                         73,100          1,992
Alltel Corp.                                              27,000            955
American Electric Power Co., Inc.                         28,900          1,207
Ameritech Corp.                                           82,200          5,239
AT&T Corp.                                               241,500          9,629
Baltimore Gas & Electric Co.                              21,100            580
Bell Atlantic Corp.                                       65,600          4,535
BellSouth Corp.                                          148,300          6,951
Carolina Power & Light Co.                                21,800            809
Central & Southwest Corp.                                 31,800            775
CINergy Corp.                                             22,426            774
Coastal Corp.                                             15,100            687
Columbia Gas System, Inc.                                  8,000            470
Consolidated Edison Co.                                   34,600          1,068
Consolidated Natural Gas Co.                              13,500            689
Dominion Resources, Inc.                                  26,200          1,055
DTE Energy Co.                                            20,800            629
Duke Power Co.                                            30,900          1,367
Eastern Enterprises, Inc.                                  2,700             91
Edison International                                      66,300          1,425
Enron Corp.                                               37,500          1,495
ENSERCH Corp.                                             10,000            210
Entergy Corp.                                             36,000            950
FPL Group, Inc.                                           28,100          1,279
Frontier Corp.                                            23,100            511
GPU, Inc.                                                 16,900            592
GTE Corp.                                                143,600          6,712
Houston Industries, Inc.                                  33,100            770
MCI Communications Corp.                                 102,900          3,679
Niagara Mohawk Power Corp. (a)                            20,100            206
NICOR, Inc.                                                7,300            245
Northern States Power Co.                                  9,700            462
NYNEX Corp.                                               66,100          3,404
Ohio Edison Co.                                           21,700            488
ONEOK, Inc.                                                3,400             97
Pacific Enterprises                                       11,800            360
Pacific Telesis Group                                     64,700          2,637


                                                            Semiannual Report  9

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

PacifiCorp.                                               45,900     $      947
Peco Energy Co.                                           31,700            713
Peoples Energy Corp.                                       4,900            166
PG&E Corp.                                                63,200          1,454
PP&L Resources, Inc.                                      23,200            531
Public Service Enterprise Group, Inc.                     37,000          1,041
Sonat, Inc.                                               12,400            570
Southern Co.                                             102,000          2,219
Sprint Corp.                                              64,900          2,953
Texas Utilities Co.                                       34,400          1,389
U.S. West Communications Group                            72,100          2,596
U.S. West Media Group (a)                                 91,700          1,685
Unicom Corp.                                              30,500            679
Union Electric Co.                                        14,500            556
Williams Cos. (The)                                       22,890          1,001
WorldCom, Inc. (a)                                       129,197          3,440
                                                                     ----------

                                                                         86,964
                                                                     ----------

TOTAL COMMON STOCKS
(cost $653,732)                                                         897,028
                                                                     ----------


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 9.7%
Dreyfus Cash Management Plus, Inc.
   Money Market Fund (b)                              $   29,791     $   29,791
Federal Home Loan Mortgage
   Discount Notes (b)(c)
     5.175% due 03/19/97                                  20,000         19,948
United States Treasury Bills (c)(d)
     4.900% due 03/06/97 (b)                               2,000          1,998
     4.975% due 03/06/97 (b)                                 700            700
     5.090% due 03/06/97 (b)                                 300            300
     5.099% due 03/06/97 (b)                                 500            500
     5.010% due 05/22/97                                     500            495
Valiant Money Market Fund Class A (b)                     41,637         41,637
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $95,369)                                                           95,369
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $749,101)(e) - 100.9%                                  992,397

OTHER ASSETS AND LIABILITIES,
NET - (0.9%)                                                            (9,160)
                                                                     ----------

Net Assets - 100.0%                                                  $  983,237
                                                                     ----------
                                                                     ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity.
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value


The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Financial Futures Contracts
   Expiration date 3/97                                       61     $    1,256
S&P 500 Financial Futures Contracts
   Expiration date 6/97                                      152          1,635
                                                                     ----------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased (*)                                           $    2,891
                                                                     ----------
                                                                     ----------


(*) At February 28, 1997, United States Treasury Bills valued at $3,993 were held as collateral by the custodian in connection with open futures contracts held by the Fund.


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  11

SSgA
S&P 500 INDEX FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $749,100,898)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .     $  992,396,515
Receivables:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,068,586
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            792,705
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,596,268
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,581
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,803
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        998,868,458

LIABILITIES
Payables (Note 4):
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   15,142,566
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .           167,617
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            47,400
   Daily variation margin on futures contracts (Notes 2 and 3) . . . . . . . . . . . . .           273,633
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,631,216
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  983,237,242
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,949,096
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16,704,160
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        243,295,617
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,890,745
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             59,036
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        717,338,588
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  983,237,242
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($983,237,242 divided by 59,035,987 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .         $16.65
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

12  Semiannual Report

SSgA
S&P 500 INDEX FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Dividends (net of foreign taxes withheld of $42,197). . . . . . . . . . . . . . . . . . . . . . . . . .     $    9,459,615
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            152,151
                                                                                                               --------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,611,766

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      422,197
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           126,989
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            96,157
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           124,630
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,840
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            34,332
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           135,125
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           116,205
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,695
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             3,455
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            61,442
                                                                                            --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,152,067
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (422,197)
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            729,870
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,881,896
                                                                                                               --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,446,843
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,794,460         18,241,303
                                                                                            --------------

Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       135,373,707
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,190,587        138,564,294
                                                                                            --------------     --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        156,805,597
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $  165,687,493
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  13

SSgA
S&P 500 INDEX FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       8,881,896   $      14,122,007
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           18,241,303          41,151,423
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .          138,564,294          39,900,914
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .          165,687,493          95,174,344

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (9,843,214)        (13,346,365)
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . .          (34,689,773)        (15,876,026)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .          157,400,113          93,531,144
                                                                                        -----------------   -----------------

Increase (Decrease) in Net Assets. . . . . . . . . . . . . . . . . . . . . . . . . .          278,554,619         159,483,097
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .          704,682,623         545,199,526
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD
   (including undistributed net investment income of
   $2,949,096 and $3,910,414, respectively). . . . . . . . . . . . . . . . . . . . .    $     983,237,242   $     704,682,623
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1997 (UNAUDITED)               ENDED AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . . .         20,239,515   $     317,290,753          28,848,452   $     405,663,643
Fund shares issued to shareholders
   in reinvestments of distributions . . . . .          2,906,585          43,471,735           2,045,239          27,581,669
Fund shares redeemed . . . . . . . . . . . . .        (13,020,894)       (203,362,375)        (24,529,017)       (339,714,168)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . . .         10,125,206   $     157,400,113           6,364,674   $      93,531,144
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

14  Semiannual Report

SSgA
S&P 500 INDEX FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                 1997*         1996         1995         1994        1993**
                                                               ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .     $    14.41   $    12.81   $    10.89   $    10.72   $    10.00
                                                               ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . .            .16          .32          .29          .26          .15
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . . . . .           2.94         1.98         1.95          .29          .65
                                                               ----------   ----------   ----------   ----------   ----------

   Total Income From Investment Operations . . . . . . . .           3.10         2.30         2.24          .55          .80
                                                               ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . .           (.19)        (.31)        (.29)        (.26)        (.08)
   Net realized gain on investments. . . . . . . . . . . .           (.67)        (.39)        (.03)        (.07)          --
   In excess of net realized gain on investments . . . . .             --           --           --         (.05)          --
                                                               ----------   ----------   ----------   ----------   ----------

   Total Distributions . . . . . . . . . . . . . . . . . .           (.86)        (.70)        (.32)        (.38)        (.08)
                                                               ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .     $    16.65   $    14.41   $    12.81   $    10.89   $    10.72
                                                               ----------   ----------   ----------   ----------   ----------
                                                               ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .          22.25        18.46        21.11         5.29         8.06

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average
      net assets (b)(c). . . . . . . . . . . . . . . . . .            .17          .18          .19          .15          .15
   Operating expenses, gross, to average
      net assets (b)(c). . . . . . . . . . . . . . . . . .            .27          .28          .29          .25          .35
   Net investment income to average
      net assets (b) . . . . . . . . . . . . . . . . . . .           2.10         2.32         2.76         2.69         3.02
   Portfolio turnover (b). . . . . . . . . . . . . . . . .           8.04        28.72        38.56         7.97        48.10
   Net assets, end of period ($000 omitted). . . . . . . .        983,237      704,683      545,200      361,712      238,666
   Per share amount of fees waived ($ omitted)(c). . . . .          .0075        .0135        .0107        .0030        .0027
   Per share amount of fees reimbursed ($ omitted) . . . .             --           --           --        .0067        .0071
   Average commission rate paid per share
      of security ($ omitted). . . . . . . . . . . . . . .          .0162        .0115          N/A          N/A          N/A



 *   For the six months ended February 28, 1997 (Unaudited).
**   For the period December 30, 1992 (commencement of operations) to
     August 31, 1993.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1993 are annualized.
(c)  See Note 4 for current period amounts.


                                                           Semiannual Report  15

SSgA
S&P 500 INDEX FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


16  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                  NET
                                                              UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
         --------------   --------------   --------------   --------------
         $  655,094,000   $  250,092,095   $   (8,158,106)  $  241,933,989

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's


                                                           Semiannual Report  17

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. These instruments offer unique characteristics and risks that assist the Fund to meet its investment objective.

     The Fund typically uses derivatives for cash equitization. Cash equitization is a technique that is used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. By purchasing certain instruments, a fund may more effectively achieve the desired portfolio characteristics that allow the fund to meet its investment objective. The Fund uses futures and options contracts solely for the purpose of cash management. The primary risks associated with the use of derivatives are generally categorized as market risk.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases and sales of investment securities, excluding short-term investments, futures contracts and repurchase agreements, aggregated to $109,560,087 and $31,658,881, respectively.

     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the six months ended February 28, 1997, were as follows:

                                                FUTURES CONTRACTS
                                          ----------------------------
                                                           AGGREGATE
                                            NUMBER OF    FACE VALUE OF
                                            CONTRACTS    CONTRACTS (1)
                                          -------------  -------------
     Outstanding at August 31, 1996                  92  $  30,531,042
     Contracts opened                               482    175,686,555
     Contracts closed                              (361)  (124,360,742)
                                          -------------  -------------
     Outstanding at February 28, 1997               213     81,856,855
                                          -------------  -------------
                                          -------------  -------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.


18  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .10% of its average daily net assets. For the six months ended February 28, 1997, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .15% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .050%, and .050% to the Adviser, RIS, and Commercial Banking, respectively based


                                                           Semiannual Report  19

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $105,549 and $24,888, or a total of $130,437, from the Adviser and RIS, respectively. The Fund did not incur any expenses from Commercial Banking during this period. The remaining amount of $4,688 was paid to other third-party providers.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $6,960 for the six months ended February 28, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Administration fees          $    21,103
          Custodian fees                    32,720
          Distribution fees                 17,847
          Shareholder servicing fees        16,313
          Transfer agent fees               79,191
          Trustees' fees                       443
                                       -----------
                                       $   167,617
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, two shareholders were each record owners of approximately 15% of the total outstanding shares of the Fund.

5.   DIVIDENDS

     On March 3, 1997, the Board of Trustees declared a dividend of $.0496 from net investment income, payable on March 11, 1997, to shareholders of record on March 4, 1997.


20  Semiannual Report

SSgA S&P 500 INDEX FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


21  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                                 SMALL CAP FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-sm-

                                 SMALL CAP FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    10

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    11

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    16


"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
SMALL CAP FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
COMMON STOCKS - 96.9%
BASIC INDUSTRIES - 5.9%
Amcast Industrial Corp.                                    4,100     $       95
Birmingham Steel Corp.                                    31,600            573
Buckeye Cellulose Corp. (a)                               10,000            301
Cleveland-Cliffs, Inc.                                    17,100            735
Dexter Corp.                                               1,100             32
Intermet Corp.                                            43,100            641
Mississippi Chemical Corp.                                37,300            914
Precision Castparts Corp.                                 19,400            951
Quanex Corp.                                               7,200            193
Spartech Corp.                                            12,000            140
Zeigler Coal Holding Co.                                  24,000            608
                                                                     ----------

                                                                          5,183
                                                                     ----------

CAPITAL GOODS - 7.9%
ABT Building Products Corp. (a)                           10,100            227
Barnes Group, Inc.                                         2,400            160
Belden, Inc.                                              23,600            841
D.R. Horton, Inc.                                         37,400            468
Epic Design Technology, Inc. (a)                          16,700            434
Kaydon Corp.                                               5,900            255
Lindsay Manufacturing Co.                                  4,200            195
MagneTek, Inc. (a)                                        61,400          1,021
Manitowoc Co., Inc.                                        4,650            156
Novellus Systems, Inc. (a)                                 7,900            644
Park Electrochemical Corp.                                11,100            271
Sanmina Corp. (a)                                         19,800            906
U.S. Filter Corp. (a)                                     11,000            385
United Waste Systems, Inc. (a)                            29,000          1,043
                                                                     ----------

                                                                          7,006
                                                                     ----------

CONSUMER BASICS - 14.6%
AmeriSource Health Corp. Class A (a)                      19,900          1,002
Bindley Western Industries, Inc.                             800             15
Church and Dwight Co., Inc.                                9,100            242
Dean Foods Co.                                            32,500          1,060
Dura Pharmaceuticals, Inc. (a)                            17,700            591
Fedders Corp.                                             30,000            191
Genesis Health Ventures, Inc. (a)                          7,200            249
Herbalife International, Inc.                              6,200            130
Hudson Foods, Inc. Class A                                44,800            784
Inphynet Medical Management, Inc. (a)                     22,000            613
International Multifoods Corp.                             6,000            127
Invacare Corp.                                            11,400            271
Jones Medical Industries, Inc.                            25,700            777
NovaCare, Inc. (a)                                        82,000          1,025
Patterson Dental Co. (a)                                  21,000            709
Quality Food Centers, Inc. (a)                            10,100            370
Rexall Sundown, Inc. (a)                                  22,000            569
RoTech Medical Corp. (a)                                  38,000            684
RP Scherer Corp. (a)                                      17,700          1,022
Smith's Food & Drug Centers, Inc. Class B (a)             11,700            385
Sofamor/Danek Group, Inc. (a)                             23,900            947
Universal Health Services, Inc. Class B (a)               34,800          1,189
                                                                     ----------

                                                                         12,952
                                                                     ----------

CONSUMER DURABLES - 2.0%
Carlisle Cos., Inc.                                        5,000            164
Coachmen Industries, Inc.                                 23,200            470
Ethan Allen Interiors, Inc.                               11,500            528
Furniture Brands International, Inc. (a)                  39,400            580
                                                                     ----------

                                                                          1,742
                                                                     ----------

CONSUMER NON-DURABLES - 9.4%
Arbor Drugs, Inc.                                         36,700            697
Burlington Industries, Inc. (a)                           61,200            788
Carson Pirie Scott & Co. (a)                               1,200             33
Dress Barn, Inc. (a)                                      20,100            344


                                                            Semiannual Report  3

SSgA
SMALL CAP FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Genesco, Inc. (a)                                         60,800     $      578
Guilford Mills, Inc.                                       3,600            103
Land's End, Inc. (a)                                      27,200            755
Mohawk Industries, Inc. (a)                               13,600            355
Nautica Enterprises, Inc. (a)                             14,200            355
Pier 1 Imports, Inc.                                      14,100            245
Ross Stores, Inc.                                         25,400          1,213
St. John Knits, Inc.                                      26,900          1,103
Stein Mart, Inc. (a)                                      25,300            595
Tiffany & Co.                                             26,000            904
Zale Corp. (a)                                            11,700            215
                                                                     ----------

                                                                          8,283
                                                                     ----------

CONSUMER SERVICES - 1.3%
CKE Restaurants, Inc.                                     17,650            342
GC Companies, Inc. (a)                                     3,100            117
Ruby Tuesday, Inc. (a)                                    21,600            373
Ryan's Family Steak Houses, Inc. (a)                      44,600            326
                                                                     ----------

                                                                          1,158
                                                                     ----------

ENERGY - 4.5%
BJ Services Co. (a)                                        7,900            314
Camco International, Inc.                                 12,400            479
Marine Drilling Co, Inc. (a)                              30,500            454
Mitchell Energy & Development Corp. Class B                9,600            206
Parker & Parsley Petroleum Co.                            30,700            906
Smith International, Inc. (a)                             16,200            658
Vintage Petroleum, Inc.                                   33,000            994
                                                                     ----------

                                                                          4,011
                                                                     ----------

FINANCE - 16.1%
Aames Financial Corp.                                     32,400            976
Acceptance Insurance Companies, Inc. (a)                     700             15
Allied Group, Inc.                                         5,250            176
American Bankers Insurance Group, Inc.                    11,700            644
Astoria Financial Corp.                                   11,400            490
CDI Corp. (a)                                              7,400            240
CitiFed Bancorp, Inc.                                      6,900            237
City National Corp.                                       50,200          1,217
CMAC Investment Corp.                                     30,800          1,078
Community First Bankshares, Inc.                          20,200            614
Cullen Frost Bankers, Inc.                                 4,600            164
Enhance Financial Services Group, Inc.                     1,300             45
First American Financial Corp.                             7,800            320
First Financial Corp.                                     13,800            366
Fremont General Corp.                                     32,300            933
Horace Mann Educators Corp.                                9,000            386
Imperial Bancorp (a)                                      10,890            285
Legg Mason, Inc.                                           1,300             58
MAF Bancorp, Inc.                                            660             27
Magna Group, Inc.                                         14,200            453
Money Store, Inc.                                         27,000            699
National Commerce Bancorp                                  9,000            396
ONBANCorp, Inc.                                           18,100            803
Orion Capital Corp.                                       11,900            762
Peoples Heritage Financial Group                          20,900            653
Provident Bancorp, Inc.                                    2,475             90
RAC Financial Group, Inc. (a)                                600             20
Security Capital Corp.                                     3,400            289
Security Connecticut Corp.                                 9,300            432
T R Financial Corp.                                       11,300            397
Union Acceptance Corp., Class A (a)                       14,800            265
USBANCORP, Inc.                                            4,000            190
Vesta Insurance Group, Inc.                               14,700            574
                                                                     ----------

                                                                         14,294
                                                                     ----------

GENERAL BUSINESS - 4.5%
Interim Services, Inc. (a)                                11,000            415


4  Semiannual Report

SSgA
SMALL CAP FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Logicon, Inc.                                             11,400     $      430
National Data Corp.                                       31,300          1,099
Norrell Corp.                                             22,100            591
Personnel Group of America, Inc. (a)                       5,200            133
PHH Group, Inc.                                           16,200            776
Pulitzer Publishing Co.                                   11,100            535
                                                                     ----------

                                                                          3,979
                                                                     ----------

MISCELLANEOUS - 4.9%
Apartment Investment &
Management Co. Class A                                    15,400            447
Bay Apartment Communities, Inc.                           11,800            423
Cali Realty Corp.                                         11,700            374
Duke Realty Investments, Inc.                             11,900            477
Federal Realty Investment Trust                            4,400            118
General Growth Properties, Inc.                           15,100            462
Health Care, Inc.                                         12,700            316
Health Care Property Investors, Inc.                      12,600            430
Irvine Apartment Communities, Inc.                        16,000            432
JDN Realty Corp.                                           2,800             81
TriNet Corporate Realty Trust, Inc.                        9,700            330
Urban Shopping Centers, Inc.                              14,800            465
                                                                     ----------

                                                                          4,355
                                                                     ----------

SHELTER - 4.1%
Centex Corp.                                              30,700          1,240
Champion Enterprises, Inc. (a)                            42,800            829
Continental Homes Holding Corp.                           30,600            650
U.S. Home Corp. (a)                                       35,100            952
                                                                     ----------

                                                                          3,671
                                                                     ----------

TECHNOLOGY - 16.9%
Applied Magnetics Corp. (a)                               27,400          1,065
Banctec, Inc. (a)                                         38,200            974
Coltec Industries, Inc. (a)                               26,200            478
Data General Corp. (a)                                    43,600            845
ESS Technology, Inc. (a)                                  28,900            759
Esterline Corp. (a)                                       15,100            381
HPR, Inc. (a)                                             27,200            367
Hutchinson Technology, Inc. (a)                           30,000            964
Hyperion Software Corp. (a)                               32,400            636
In Focus Systems, Inc. (a)                                32,600            660
Kulicke & Soffa Industries, Inc. (a)                      32,500            861
Medic Computer Systems, Inc. (a)                           6,200            219
P-COM, Inc. (a)                                           24,400            775
Project Software & Development, Inc. (a)                  11,900            415
SMART Modular Technologies, Inc. (a)                      29,700            861
SPSS, Inc. (a)                                             6,700            168
Stratus Computer, Inc. (a)                                29,800          1,009
Symantec Corp. (a)                                        59,800            934
Tech Data Corp. (a)                                       44,200          1,055
Thiokol Corp.                                             17,200            959
Trident Microsystems, Inc. (a)                            24,200            542
                                                                     ----------

                                                                         14,927
                                                                     ----------

TRANSPORTATION - 1.1%
Air Express International Corp.                            1,300             40
Seacor Holdings, Inc. (a)                                 20,000            927
                                                                     ----------

                                                                            967
                                                                     ----------

UTILITIES - 3.7%
Aliant Communications, Inc.                                4,200             70
Central Hudson Gas & Electric Corp.                       13,200            436
Commonwealth Energy System                                15,600            349
New Jersey Resources Corp.                                 3,000             86
Northwestern Public Service Co.                            1,000             38
Piedmont Natural Gas Co., Inc.                            15,100            357
Public Service Co. of New Mexico                          26,500            487
Rochester Gas & Electric Corp.                            16,200            322


                                                            Semiannual Report  5

SSgA
SMALL CAP FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Sierra Pacific Resources                                  14,500     $      424
Washington Gas & Light Co.                                13,800            305
Western Gas Resources, Inc.                               15,400            287
WICOR, Inc.                                                4,600            161
                                                                     ----------
                                                                          3,322
                                                                     ----------

TOTAL COMMON STOCKS
(cost $75,940)                                                           85,850
                                                                     ----------


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 3.3%
Dreyfus Cash Management Plus, Inc.
Money Market Fund (b)                                 $    2,891          2,891
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,891)                                                             2,891
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $78,831)(c) - 100.2%                                    88,741

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                              (181)
                                                                     ----------

NET ASSETS - 100.0%                                                  $   88,560
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
SMALL CAP FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $78,831,098)(Note 2). . . . . . . . . . . . . . . . . . . . . . . .     $   88,741,414
Receivables:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             61,702
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,536,185
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            435,195
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,560
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         91,776,056

LIABILITIES
Payables (Note 4):
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    2,872,173
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           221,340
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .           122,355
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,215,868
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   88,560,188
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       42,520
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,749,543
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .          9,910,316
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,916
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         76,852,893
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   88,560,188
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($88,560,188 divided by 4,916,008 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .         $18.01
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
SMALL CAP FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)
INVESTMENT INCOME
Income:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      417,476
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,572
                                                                                                               --------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            427,048

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      267,079
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10,264
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,146
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,612
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,221
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,578
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,753
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,397
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,400
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             1,536
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,443
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            355,429
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             71,619
                                                                                                               --------------

REALIZED AND UNREALIZED,
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,845,842
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . . .          4,323,438
                                                                                                               --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,169,280
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $    6,240,899
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
SMALL CAP FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          71,619   $          95,947
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .            1,845,842           4,781,702
   Net change in unrealized appreciation
      or depreciation of investments . . . . . . . . . . . . . . . . . . . . . . . .            4,323,438           2,395,398
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .            6,240,899           7,273,047

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (44,192)           (143,509)
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . .           (4,408,203)           (357,587)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           31,563,662          25,134,629
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .           33,352,166          31,906,580
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .           55,208,022          23,301,442
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD
   (including undistributed net investment income of
   $42,520 and $15,093, respectively). . . . . . . . . . . . . . . . . . . . . . . .    $      88,560,188   $      55,208,022
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1997 (UNAUDITED)               ENDED AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . .            2,232,795   $      40,464,603           2,112,827   $      33,923,420
Fund shares issued to shareholders
   in reinvestments of distributions . . . .              236,994           4,094,480              30,787             462,930
Fund shares redeemed . . . . . . . . . . . .             (719,034)        (12,995,421)           (594,383)         (9,251,721)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . .            1,750,755   $      31,563,662           1,549,231   $      25,134,629
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------



The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSgA
SMALL CAP FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                    1997*         1996         1995+        1994         1993        1992**
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .  $    17.44   $    14.42   $    11.88   $    12.24   $    10.09   $    10.00
                                                  ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . .         .01          .04          .13          .21          .22          .04
   Net realized and unrealized gain
      on investments . . . . . . . . . . . . . .        1.79         3.25         3.19          .24         2.14          .05
                                                  ----------   ----------   ----------   ----------   ----------   ----------

   Total Income From Investment Operations . . .        1.80         3.29         3.32          .45         2.36          .09
                                                  ----------   ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . .        (.01)        (.07)        (.15)        (.21)        (.21)          --
   Net realized gain on investments. . . . . . .       (1.22)        (.20)        (.58)        (.60)          --           --
   In excess of net realized gain on investments          --           --         (.05)          --           --           --
                                                  ----------   ----------   ----------   ----------   ----------   ----------

   Total Distributions . . . . . . . . . . . . .       (1.23)        (.27)        (.78)        (.81)        (.21)          --
                                                  ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . .      $18.01        17.44       $14.42        11.88        12.24        10.09
                                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                  ----------   ----------   ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . .       10.66        23.14        30.04         3.90        23.66          .90

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average
      net assets (b) . . . . . . . . . . . . . .        1.00         1.00          .97          .30          .25          .25
   Operating expenses, gross, to average
      net assets (b) . . . . . . . . . . . . . .        1.00         1.18         1.58          .81         1.18         1.71
   Net investment income to average
      net assets (b) . . . . . . . . . . . . . .         .20          .26          .81         1.73         1.85         2.55
   Portfolio turnover (b). . . . . . . . . . . .       93.87        76.85       192.88        44.86        81.14         4.59
   Net assets, end of period ($000 omitted). . .      88,560       55,208       23,301       25,716       34,815        9,392
   Per share amount of fees waived
      ($ omitted). . . . . . . . . . . . . . . .          --           --        .0261        .0046        .0083        .0021
   Per share amount of fees reimbursed
      ($ omitted). . . . . . . . . . . . . . . .          --        .0277        .0730        .0582        .1040        .0226
   Average commission rate paid per share
      of security ($ omitted). . . . . . . . . .       .0330        .0368          N/A          N/A          N/A          N/A



 + Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund.
 *   For the six months ended February 28, 1997 (Unaudited).
**   For the period July 1, 1992 (commencement of operations) to
     August 31, 1992.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1992 are annualized.


10  Semiannual Report

SSgA
SMALL CAP FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Small Cap Fund (the "Fund"). Prior to November 22, 1994, the Fund was passively managed under the name of The Seven Seas Series S&P Midcap Index Fund. Effective November 23, 1994, the name and investment objective of the Fund was changed pursuant to a shareholder vote. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price. Futures contracts are valued on the basis of last sale price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


                                                           Semiannual Report  11

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                  NET
                                                              UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
         --------------   --------------   --------------   --------------
         $   75,939,662   $   11,746,650   $   (1,836,334)  $    9,910,316

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, redemptions in kind, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


12  Semiannual Report

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     FUTURES: The Fund may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period ended February 28, 1997, purchases and sales of investment securities, excluding short-term investments aggregated to $58,353,636 and $32,415,439, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. From the inception date of the Fund to November 22, 1994, the Fund paid a fee to the Adviser at the annual rate of .20% of its average daily net assets. Effective November 23, 1994, pursuant to a shareholder vote, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. For the six months ended February 28, 1997, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of


                                                           Semiannual Report  13

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     1.00% of average daily net assets on an annual basis. As of February 28, 1997, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $8,903 and $3,850, or a total of $12,753, from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from RIS or Commercial Banking during this period.


14  Semiannual Report

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $21,725 for the six months ended February 28, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Advisory fees                    104,014
          Administration fees                1,982
          Custodian fees                     5,908
          Distribution fees                  1,546
          Shareholder servicing fees         3,557
          Transfer agent fees                5,281
          Trustees' fees                        67
                                       -----------
                                           122,355
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, two shareholders (who are also affiliates of the Investment Company) were record owners of approximately 18% and 13%, respectively, of the total outstanding shares of the Fund.


                                                           Semiannual Report  15

SSgA SMALL CAP FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Fund Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


16  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                            ACTIVE INTERNATIONAL FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                            ACTIVE INTERNATIONAL FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    22



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
ACTIVE INTERNATIONAL FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 89.5%
AUSTRIA - 1.3%
Austrian Airlines                                          1,100     $      164
BWT AG                                                       400             42
EA-Generali AG                                               200             55
Fotex (Regd)                                              22,000             17
Oester Elektrizita Class A                                 1,800            131
OMV AG                                                     1,600            189
Perlmooser Zementwerke AG                                    970             50
Steyr-Daimler-Puch                                         7,800            138
                                                                     ----------

                                                                            786
                                                                     ----------

BRAZIL - 1.0%
Banco Bradesco SA NPV                                  1,871,000             15
Banco Itau SA NPV                                        275,200            123
Sider Nacional cia NPV                                 3,015,400            111
Telecomunicacoes Brasileiras NPV                       3,798,600            360
                                                                     ----------

                                                                            609
                                                                     ----------

COLOMBIA - 1.0%
Banco Ganadero SA Class B - ADR                           10,900            334
Banco Industrial Colombiano SA - ADR                       5,600            102
Cementos Diamante SA - GDR                                14,300            199
                                                                     ----------

                                                                            635
                                                                     ----------

CZECH REPUBLIC - 1.2%
CEZ                                                        6,600            273
Chemopetrol Group AS                                       1,500             73
Cokoladovny AS (a)                                           300             44
Inzenyrske a Prumyslove Stavby AS (a)                      1,100             12
SPT Telecom AS                                             2,800            363
                                                                     ----------

                                                                            765
                                                                     ----------

FRANCE - 10.8%
Assurances Generales de France                            12,400            437
Banque Nationale Paris                                     5,872            267
Casino Guich-Perr                                          7,900            361
CGIP                                                       1,369            391
Christian Dior                                             2,700            393
Compagnie Bancaire SA                                      3,750            455
Credit Lyonnais Cert d'Invest.                            14,650            583
Eurafrance                                                   771            364
Eurotunnel/Euro SA Units                                 310,300            384
Finextel (Soc. Fin.)                                       2,142             36
Galeries Lafayette                                           450            166
Guyenne et Gascogne                                        1,111             97
Groupe Andre SA (a)                                        1,634            138
GTM - Entrepose                                            6,413            345
L'Oreal (Societe)                                            350            119
La Rochette                                               15,100             82
Lyonnais Eaux Dumez                                          875             89
Peugeot SA                                                 4,625            512
Sanofi SA                                                  1,882            186
Scor SA                                                    1,450             61
Societe Nationale Elf d'Aquitaine                          7,669            734
Sommer Allibert                                            4,850            147
UFB Locabail                                               3,500            337
Usinor Sacilor                                             3,362             51
                                                                     ----------

                                                                          6,735
                                                                     ----------

GERMANY - 10.0%
Allianz AG Holdings (Regd)                                   300            584
AMB - Aachener & Muenchener Beteiligung (Regd)               400            275
Bankgesellschaft Berlin AG                                 3,500             67
BASF AG                                                   15,350            567
Bayer AG                                                   3,600            152


                                                            Semiannual Report  3

SSgA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Bayerische Hypotheken-und Wechsel Bank AG                  3,500     $      104
Bayerische Vereinsbank AG                                  9,150            336
Continental AG                                            20,700            404
Daimler-Benz AG                                            3,950            287
DBV Holding AG (Regd)                                        350            129
Deutsche Telekom AG                                       26,650            514
Dyckerhoff AG                                                500            196
Gerresheimer Glas AG                                       8,350            180
Holsten Brauere AG                                         1,000            195
IKB Deutsche Industriebank AG                              8,250            145
Kolbenschmidt AG                                          13,150            210
Rheinmetall Berlin                                         1,150            190
Schmalbach Lubeca AG                                         750            154
Siemens AG                                                 5,700            289
Strabag Bau AG (a)                                           600             52
Suddeutsche Zucker AG                                        350            159
Thyssen AG                                                   900            191
Veba AG                                                    2,150            123
Viag AG                                                    1,078            474
Victoria Holding AG (Regd)                                   300            239
                                                                     ----------

                                                                          6,216
                                                                     ----------

HONG KONG - 4.7%
Asia Satellite Telecommunications
Holdings, Ltd. (a)                                        27,000             71
Cathay Pacific Airways                                   149,000            232
Cheung Kong Holdings, Ltd.                                34,000            325
Furama Hotel Entertainment                                19,000             32
Great Eagle Holdings                                      51,751            194
Guoco Group, Ltd.                                         38,000            213
Hang Lung Development Co.                                125,000            252
Hang Seng Bank                                             6,700             77
Harbour Centre Development                                43,000             64
Hong Kong Electric                                        51,000            177
Hong Kong Telecommunications                             116,400            201
Hutchison Whampoa, Ltd.                                   33,000            251
Kumagai Gumi Hong Kong                                   201,000            230
Lai Sun Garment International                            114,000            166
Sun Hung Kai Properties, Ltd.                             14,000            162
Wing Lung Bank                                             8,700             62
Yue Yuen Industrial                                      456,000            186
                                                                     ----------

                                                                          2,895
                                                                     ----------

HUNGARY - 0.7%
Danubius Hotel (Regd)                                      3,323            106
Egis Gyogyszergyar                                         3,392            201
Fotex (Regd)                                              27,803             22
Pick Szeged Rt                                             1,144             77
Skala Coop                                                 1,945             22
                                                                     ----------

                                                                            428
                                                                     ----------

ITALY - 7.2%
Assicurazioni Generali SPA                                 8,800            160
Banca Commerciale Italiana                                77,000            156
Banca Pop di Bergamo CV                                    4,000             59
Banco Ambrosiano Veneto di Risp                           55,300            102
Burgo (Cartiere) SPA                                      32,000            147
Danieli & Co. di Risp                                     14,000             53
Ente Nazionale Idrocarburi SPA (Regd)                    196,400            969
Fiat SPA di Risp                                         226,800            383
I.F.I.L. Risp NC                                         131,000            252
Istituto Mobiliane Italiano                               34,000            297
Montefibre di Risp                                        44,300             24
Pirelli & Co.                                             78,000            109
R.A.S. di Risp                                            58,500            316
Recordati di Risp                                         36,000            147


4  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Seat SpA (a)                                              50,000     $       12
Sirti SPA                                                 44,000            272
Stet di Risp                                              50,000            175
Telecom Italia di Risp                                   362,000            728
Telecom Italia Mobile SPA - di Risp                       20,000             31
Toro Assicurazioni                                         9,000            111
                                                                     ----------

                                                                          4,503
                                                                     ----------

JAPAN - 28.5%
Aichi Machine Industries                                  23,000            139
Amada Co., Ltd.                                           36,000            263
Amada Metrecs Co.                                         29,000            272
Amada Sonoike Co.                                         37,000            173
Aoyama Trading Co.                                        12,900            325
Aplus Co., Ltd.                                           35,000             74
Asahi Bank                                                39,000            286
Asahi Denka Kogyo                                         31,000            203
Atsugi Nylon Industry                                     76,000            254
Bank Of Tokyo - Mitsubishi                                27,000            444
Brother Industries                                        51,000            216
Bunka Shutter Co.                                         54,000            324
Chubu Electric Power Co., Inc.                             4,000             71
Chugoku Electric Power                                     5,700             99
Chuo Trust & Banking                                      11,000             69
Citizen Watch Co., Ltd.                                   30,000            214
Dai Ichi Katei Denki                                      35,000             90
Daishinku Corp.                                           17,000            130
Daiwa Bank                                                70,000            282
Eiden Sakakiya Co., Ltd.                                  16,000            142
Fujisawa Pharmaceutical                                   25,000            218
Fujita Corp.                                             168,000            300
Godo Steel                                                54,000            191
Gun-Ei Chemical Industry Co.                              83,000            263
Gunze, Ltd.                                               29,000            133
Hisamitsu Pharmaceutical Co.                              20,000            144
Hitachi Transportation Systems                            19,000            151
Hitachi, Ltd.                                             19,000            164
Hokkai Can Co.                                            29,000            134
Hokkaido Takushoku Bank, Ltd.                            130,000            163
Hokuriku Bank                                             97,000            334
Hokuriku Electric Power                                    8,600            149
Inabata & Co.                                             30,000            189
Intec, Inc.                                               14,000            166
Itochu Fuel Corp.                                         46,000            287
Joshin Denki Co.                                          12,000            109
Kawasho Corp.                                             48,000            139
Keiyo Bank, Ltd.                                           6,000             24
Kinseki                                                   14,000            169
Kiyo Bank                                                 81,000            272
Kurabo Industries                                        107,000            268
Life Co., Ltd.                                            53,000            129
Makita Corp.                                              21,000            290
Matsushita Electric Industrial Co., Ltd.                  21,000            324
Mitsubishi Gas & Chemical                                 50,000            184
Miyuki Keori Co., Ltd.                                    21,000            140
Mizuno Corp.                                              28,000            175
New Japan Securities Co. (a)                              58,000            179
Nichia Steel Works                                        28,000            163
Nichiei Construction                                      19,000            120
Nichimo Co.                                               12,000             30
Nippon Conlux Co.                                         42,000            246
Nippon Credit Bank                                       100,000            199
Nippon Hume Pipe                                          33,000            172
Nippon Oil Co. (a)                                        74,000            313
Nippon Shinpan Co.                                        32,000            136
Nippon Valqua Industries                                  34,000            120
Nissan Motor Co., Ltd.                                    68,000            402
Nisshinbo Industries, Inc.                                39,000            282
Nissho Corp.                                              15,000            126
Nittoc Construction Co.                                   19,000            110
Noritz Corp.                                               3,000             35


                                                            Semiannual Report  5

SSgA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Okabe Co.                                                 21,000     $      159
Optec Dai-Ichi Denko                                      45,000            140
Orient Corp.                                              45,000            201
Ryoden Trading Co.                                        23,000            138
Ryosan Co.                                                11,000            221
Sakura Bank                                               29,000            186
Sanwa Bank                                                12,000            139
Sanyo Special Steel Co.                                   78,000            214
Seino Transportation                                      24,000            239
Sekisui House, Ltd.                                       11,000            102
Senshukai Co.                                             26,000            227
Settsu Corp.                                             109,000            186
Shin Meiwa Industries                                     24,000            150
Shinko Shoji Co.                                          10,000            103
Sumisho Computer Systems Corp.                            15,000            174
Suntelephone Co.                                           2,000             10
SXL Corp.                                                 12,000             76
Takiron Co., Ltd.                                         32,000            138
Tanabe Seiyaku Co.                                        34,000            247
Tenma Corp.                                               13,000            182
Toda Kogyo Corp.                                          28,000            163
Toenec Corp.                                               7,000             36
Tokimec, Inc.                                             70,000            235
Tokyo Style Co.                                           21,000            241
Tokyo Tatemono Co., Ltd.                                  67,000            292
Toshiba Engineering & Construction                        23,000            128
Toyo Information Systems                                  11,000            101
Toyo Trust & Banking                                       6,000             43
Toyota Motor Corp.                                        27,000            693
Uchida Yoko Co.                                           34,000            153
Victor Co. of Japan                                       27,000            258
Yamaichi Securities Co.                                   31,000            107
Yamato Kogyo Co.                                          12,000            108
                                                                     ----------

                                                                         17,702
                                                                     ----------

NETHERLANDS - 0.4%
ABN AMRO Holdings NV                                       1,123             81
Pirelli Tyre Holding NV                                    6,618             68
Stad Rotterdam CVA                                         1,537             67
Van Ommeren (Kon) CVA                                      1,394             59
                                                                     ----------

                                                                            275
                                                                     ----------

NORWAY - 3.1%
Aker AS Series B                                           9,400            228
Bergesen DY AS Series B                                    6,400            134
Christiania Bank OG Kreditkasse                           46,200            173
Den Norske Creditbank AS                                  36,800            164
Det Norske Luftfartselskap AS Series B                    10,756            107
Kvaerner Industries AS Series B                            3,300            147
Norsk Hydro AS                                            12,000            602
Norske Skogindustrier AS Class A                           5,400            166
Nycomed ASA Series B                                       3,889             58
Saga Petroleum AS Series A                                 8,300            140
                                                                     ----------

                                                                          1,919
                                                                     ----------

PAKISTAN - 1.2%
Cherat Cement Co., Ltd.                                   21,500             15
Dewan Salmon Fibre                                        80,500             88
Engro Chemical (a)                                        10,000             46
Fauji Fertilizer (a)                                      39,500             78
Hub Power Co., Ltd. - GDR (a)                            143,000            142
Ici Pakistan (a)                                         117,500             80
Karachi Electric                                          75,500             33
Muslim Commercial                                         22,500             22
Pakistan State Oil (a)                                    13,000            101
Pakistan Telecom New (a)                                  93,000             69
Sui Northern Gas                                          29,900             24
Sui Southern Gas Pipeline                                 57,500             47
                                                                     ----------

                                                                            745
                                                                     ----------


6  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

PORTUGAL - 1.1%
Banco Comercial Portuguese (Regd)                          5,305     $       76
Banif Banco International do Funchal                       8,296             64
Cimpor Cimentos de Portugal                                1,700             37
Corticeira Amorim SGPS                                     4,600             57
Estabelecimentos Jeronimo Martins & Filho New (a)            699             38
Investimentos Participacoes e Gestao SA                    2,400             75
Jeronimo Martins SGPS                                        700             38
Mague Gestao e Partipacoes                                 1,700             51
Modelo Continente SGPS SA                                  3,200            112
Portucel Industrial SA                                     2,300             14
Portugal Telecom SA                                        2,100             74
Soja de Portugal                                           4,000             36
Soporcel SA                                                  900             26
                                                                     ----------

                                                                            698
                                                                     ----------

SINGAPORE - 6.3%
Development Bank of Singapore, Ltd. (Alien Market)        32,000            424
Far East Levingston                                       37,000            152
Hai Sun Hup Group                                        153,000            114
Hong Kong Land Holdings, Ltd.                             68,053            194
Jardine Strategic Holdings, Ltd.                          52,000            171
Keppel Bank                                               77,000            232
Keppel Bank 2000 Warrants (a)                              7,250              9
Keppel Corp.                                               2,000             14
Mandarin Oriental International, Ltd.                    257,000            350
Metro Holdings, Ltd.                                      56,400            184
Neptune Orient Lines, Ltd.                               199,000            172
Overseas Chinese Banking (Alien Market)                   15,400            204
Singapore Airlines, Ltd. (Alien Market)                   35,000            309
Singapore Land                                            21,000            119
Singapore Telecommunications, Ltd.                       305,000            715
United Engineers                                          35,000             61
United Industrial Corp., Ltd.                            305,000            263
United Overseas Land (a)                                 127,000            202
                                                                     ----------

                                                                          3,889
                                                                     ----------

SOUTH KOREA - 2.1%
Cheil Industrial, Inc.                                     4,150             50
Daelim Industrial Co.                                      5,418             51
Daewoo Corp.                                               7,950             55
Haitai Confectionery Co., Ltd.                             5,670             86
Haitai Electronics Co. (a)                                 4,041             47
Korea Electric Power Corp.                                 4,030            116
Korea First Bank                                           9,640             39
Korea International Trust - IDR                               18*           567
Korean Air (a)                                             2,690             43
Kwang Ju Bank                                              8,010             48
L.G. Information & Communication                             810             68
Orion Electric Co.                                         4,069             48
Tongyang Investment & Finance Corp.                        4,260             48
Tongyang Nylon Co.                                         2,356             56
                                                                     ----------

                                                                          1,322
                                                                     ----------

SPAIN - 0.2%
Banco Central Hispano Americano SA (Regd)                    950             25
Dragados y Construcciones SA                               1,300             20
Repsol SA                                                    400             15
Telefonica de Espana                                       1,100             25
Union Electrica Fenosa                                     6,750             54
                                                                     ----------

                                                                            139
                                                                     ----------


                                                            Semiannual Report  7

SSgA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

SWITZERLAND - 2.1%
Baloise Holdings (Regd)                                       30     $       59
Banca del Gottardo Class B                                    55             26
Banque Cant Vaudoise                                         220             54
Bobst AG (BR)                                                 50             68
Ciba Specialty Chemicals AG Rights (a)                       284             18
CS Holdings (Regd)                                           470             50
Ems-Chemie Holding AG                                         10             39
Hero (BR)                                                     55             25
Intershop Holding AG (BR)                                     75             39
Nestle SA (Regd)                                             146            159
Novartis AG (a)                                               80             92
Novartis AG (Regd.)                                          205            234
Pargesa Holdings SA (BR)                                      25             25
Rieter Holdings AG, Ltd. (a)                                   3              1
Rieter Holdings, Ltd. (Regd)                                  95             28
Roche Holdings Genusscheine AG NPV                            30            253
Schweiz Bankverein (Regd)                                    380             72
Winterthur (Regd)                                             95             59
                                                                     ----------

                                                                          1,301
                                                                     ----------

THAILAND - 1.7%
Advanced Information Services                              9,500             92
Advanced Information Services (Alien Market)               3,500             31
Asia Credit Public Co., Ltd. PLC (Alien Market)            8,000             34
Bangchak Petroleum                                        52,200             30
Bangkok Bank (Alien Market)                                6,500             57
Bank of Ayudhya (Alien Market)                            17,200             39
Finance One Public Co., Ltd. (Alien Market)               31,600             33
First Bangkok City Bank PLC (Alien Market)                27,800             25
Industrial Finance Corp. of Thailand (Alien Market)       10,700             28
MDX Public Co., Ltd. (Alien Market)                       25,000              9
National Finance & Securities PLC                         54,200             74
PTT Exploration & Production
   Public Co., Ltd. (Alien Market)                         9,600            131
Shinawatra Satellite PLC (Alien Market)                   20,200             22
Siam Cement Co. (Alien Market)                               900             24
Siam City Bank PLC (Alien Market)                         95,200             78
Siam Commercial Bank PLC (Alien Market)                    7,800             44
Tanayong (Alien Market)                                   24,100             17
Telecomasia (a)                                           32,600             59
TelecomAsia (Alien Market)                                41,300             76
Thai Farmers Bank (Alien Market)                          11,000             65
Thai-German Ceramic Industry PLC (Alien Market)           17,200             18
TPI Polene PLC, Ltd. (Alien Market)                       12,900             21
United Communications Industries (Alien Market)            6,200             40
                                                                     ----------

                                                                          1,047
                                                                     ----------

UNITED KINGDOM - 4.9%
Abbey National PLC                                        13,200            162
Amec PLC                                                  40,100             77
ASDA-MFI Group PLC                                        30,800             56
Associated British Foods PLC                               7,600             60
Bank of Scotland Governor & Co. PLC                       27,400            152
Barclays Bank PLC                                         12,322            222
British Land Co. PLC                                      10,800             94
British Petroleum Co. PLC                                  3,000             33
British Telecom PLC                                        2,400             17
Burton Group PLC                                          29,300             75
Cable & Wireless PLC                                      12,280            100
Energy Group PLC (a)                                      10,870             92


8  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

General Accident PLC                                       9,200     $      125
Glaxo Wellcome PLC                                         2,600             44
Greenalls Group PLC                                        5,400             49
Guardian Royal Exchange PLC                               27,800            126
Hammerson Property PLC                                    12,200             87
Hanson PLC                                                13,588             61
HSBC Holdings PLC                                          1,000             26
Hyder PLC                                                  6,700             91
Land Securities PLC                                        7,500             97
Lonrho PLC                                                15,100             35
MEPC PLC                                                  11,100             85
Mirror Group News PLC                                     13,000             44
North West Water PLC                                          99              1
Schroders, Ltd. PLC                                        6,000            166
Sevren Trent Water PLC                                     7,737             90
Slough Estates PLC                                        19,400             90
Smith & Nephew PLC                                        27,876             88
South West Water PLC                                       4,900             55
Storehouse PLC                                            22,400            100
Sun Alliance Group PLC                                    20,167            162
Yorkshire Water PLC                                        8,983            105
Zeneca Group PLC                                           6,900            203
                                                                     ----------

                                                                          3,070
                                                                     ----------

TOTAL COMMON STOCKS
(cost $57,591)                                                           55,679
                                                                     ----------

PREFERRED STOCKS - 5.3%
AUSTRIA - 1.1%
Allgemeine Baugesellschaft                                 2,400             88
Bau Holdings AG                                            1,800             86
Creditanstalt-Bankverein                                   4,020            154
EA Generali AG                                               500             52
Z Landerbank Bank Austria AG                               7,700            271
                                                                     ----------

                                                                            651
                                                                     ----------

BRAZIL - 1.3%
Acos Villares SA NPV                                      60,000             14
Banco Nacional SA NPV (a)                                871,000             15
Companhia Siderurgica Belgo-Mineira NPV                  890,000             80
Electrobras Series B NPV                                 561,300            255
Paranapanemasa (Regd)(a)                               2,749,700             27
Petroleo Brasileiro SA NPV                               700,300            143
Sider Riograndense NPV                                 3,317,950             63
Siderurgica Tubarao NPV                                3,091,600             52
Telepar Tel Parana NPV                                    85,500             56
UNIPAR SA Class B                                        102,800             47
Vale Rio Doce (cia) NPV                                    1,944             53
                                                                     ----------

                                                                            805
                                                                     ----------

GERMANY - 2.3%
Draegerwerk AG                                             7,350            105
Dyckerhoff AG                                                233             74
M.A.N. AG                                                  1,050            224
RWE AG                                                    15,000            546
Volkswagen AG                                              1,300            495
                                                                     ----------

                                                                          1,444
                                                                     ----------

ITALY - 0.2%
Compagnia Assicuratrice Unipol                            53,200            108
Fiat SPA                                                  10,800             18
                                                                     ----------

                                                                            126
                                                                     ----------

JAPAN - 0.4%
Sakura Bank                                               16,000            243
                                                                     ----------

                                                                            243
                                                                     ----------

TOTAL PREFERRED STOCKS (cost $2,899)                                      3,269
                                                                     ----------


                                                            Semiannual Report  9

SSgA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 0.4%
GERMANY - 0.1%
Bayerische Hypotheken - und
   Wechsel - Bank AG (conv.)
   9.250% due 12/31/01                                DM      80     $       75
                                                                     ----------

                                                                             75
                                                                     ----------

ITALY - 0.3%
Italy, Republic of (conv.)
   5.000% due 06/28/01                                $      150            149
                                                                     ----------

                                                                            149
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $221)                                                                 224
                                                                     ----------

SHORT-TERM INVESTMENTS - 3.9%
UNITED STATES - 3.9%
Dreyfus Cash Management Plus, Inc.
   Money Market Fund (b)                                     627            627
Valiant Money Market Fund Class A (b)                      1,824          1,824
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,451)                                                             2,451
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $63,162)(c) - 99.1%                                     61,623

OTHER ASSETS AND LIABILITIES,
NET - 0.9%                                                                  587
                                                                     ----------

NET ASSETS - 100.0%                                                  $   62,210
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
IDR - International Depositary Receipt
NPV - No Par Value
PLC - Public Limited Company
*    Reflected in units. 1 IDR unit = 1,000 shares


The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                         % OF          MARKET
                                                         NET           VALUE
         INDUSTRY DIVERSIFICATION                       ASSETS         (000)
------------------------------------------------      ----------     ----------
Basic Industries                                            7.2%     $    4,464
Capital Goods                                               8.5           5,297
Consumer Basics                                             5.0           3,108
Consumer Durable Goods                                      8.0           4,956
Consumer Non-Durables                                       6.6           4,072
Consumer Services                                           2.4           1,508
Energy                                                      7.1           4,414
Finance                                                    23.7          14,721
General Business                                            3.9           2,408
Miscellaneous                                               8.3           5,236
Shelter                                                     3.7           2,330
Technology                                                  2.0           1,218
Transportation                                              1.4             869
Utilities                                                   7.0           4,347
Long-Term Investments                                       0.4             224
Short-Term Investments                                      3.9           2,451
                                                      ----------     ----------

Total Investments                                          99.1          61,623
Other Assets and Liabilities, Net                           0.9             587
                                                      ----------     ----------

NET ASSETS                                                100.0%     $   62,210
                                                      ----------     ----------
                                                      ----------     ----------


                                                         % OF          MARKET
                                                         NET           VALUE
         GEOGRAPHIC DIVERSIFICATION                     ASSETS         (000)
------------------------------------------------      ----------     ----------

Europe                                                     48.3%     $   30,024
Japan                                                      28.9          17,946
Pacific Basin                                              14.7           9,153
Short-Term Investments - U.S.                               3.9           2,451
Latin America                                               3.3           2,049
                                                      ----------     ----------

Total Investments                                          99.1          61,623
Other Assets and Liabilities, Net                           0.9             587
                                                      ----------     ----------

NET ASSETS                                                100.0%     $   62,210
                                                      ----------     ----------
                                                      ----------     ----------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  11

SSgA
ACTIVE INTERNATIONAL FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $63,162,332)(Note 2). . . . . . . . . . . . . . . . . . . . . . . .     $   61,623,081
Foreign currency holdings (identified cost $315,980) . . . . . . . . . . . . . . . . . . . . . . . . . . .            293,108
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             50,167
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,141
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            280,113
   Foreign taxes recoverable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,418
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             26,564
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         62,333,592

LIABILITIES
Payables (Note 4):
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        5,802
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,079
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .            81,438
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,573
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            123,892
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   62,209,700
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . . .     $     (452,477)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,592,907
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (1,539,251)
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (28,730)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,808
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         62,631,443
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   62,209,700
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($62,209,700 divided by 5,808,124 shares of $.001 par value
   shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $10.71
                                                                                                               --------------
                                                                                                               --------------



The accompanying notes are an integral part of the financial statements.

12  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Dividends (net of foreign taxes withheld of $32,069). . . . . . . . . . . . . . . . . . . . . . . . . .     $      334,981
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             87,014
                                                                                                               --------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            421,995

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      240,514
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            19,302
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            95,222
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,696
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,827
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,586
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,199
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,381
   Trustee fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,115
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             4,364
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,109
                                                                                            --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           428,315
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (107,630)
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            320,685
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            101,310
                                                                                                               --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,610,032
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (9,997)
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .            (2,843)         1,597,192
                                                                                            --------------
Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1,961,253)
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .           (35,482)        (1,996,735)
                                                                                            --------------     --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (399,543)
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $     (298,233)
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                          Semiannual Report  13

SSgA
ACTIVE INTERNATIONAL FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         101,310   $         455,346
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,597,192           1,801,775
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .           (1,996,735)           (650,996)
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .             (298,233)          1,606,125

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (624,990)         (1,441,642)
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . . .             (452,477)                 --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . .             (342,447)                 --
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .            9,333,046          29,244,816
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .            7,614,899          29,409,299
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .           54,594,801          25,185,502
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD
   (including accumulated distributions in excess of
   net investment income of $452,477 and undistributed
   net investment income of $523,680, respectively). . . . . . . . . . . . . . . . .    $      62,209,700   $      54,594,801
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1997 (UNAUDITED)               ENDED AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . . .          3,571,553   $      38,875,289           3,712,988   $      40,966,566
Fund shares issued to shareholders
   in reinvestments of distributions . . . . .             95,036           1,032,170             129,404           1,336,577
Fund shares redeemed . . . . . . . . . . . . .         (2,841,302)        (30,574,413)         (1,173,125)        (13,058,327)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . . .            825,287   $       9,333,046           2,669,267   $      29,244,816
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.


14  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                           1997*         1996        1995**
                                                                                         ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . .   $    10.96   $    10.89   $    10.00
                                                                                         ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .02(d)       .36          .03
   Net realized and unrealized gain (loss) on investments. . . . . . . . . . . . . . .          .01          .28          .86
                                                                                         ----------   ----------   ----------

   Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . .          .03          .64          .89
                                                                                         ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.10)        (.57)          --
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . . . .         (.08)          --           --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . . .         (.10)          --           --
                                                                                         ----------   ----------   ----------

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.28)        (.57)          --
                                                                                         ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    10.71   $    10.96   $    10.89
                                                                                         ----------   ----------   ----------
                                                                                         ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.14)        6.22         8.90

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b)(c) . . . . . . . . . . . . . . .         1.00         1.00         1.79
   Operating expenses, gross, to average net assets (b)(c) . . . . . . . . . . . . . .         1.34         1.47         2.56
   Net investment income to average net assets (b) . . . . . . . . . . . . . . . . . .          .32         1.16         1.11
   Portfolio turnover (b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        62.80        22.02         7.17
   Net assets, end of period ($000 omitted). . . . . . . . . . . . . . . . . . . . . .       62,210       54,595       25,186
   Per share amount of fees waived ($ omitted)(c). . . . . . . . . . . . . . . . . . .        .0168(d)     .1459        .0207
   Average commission rate paid per share of
      security ($ omitted)(e). . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .0040        .0021          N/A


 *   For six months ended February 28, 1997 (Unaudited).
**   For the period March 7, 1995 (commencement of operations) to
     August 31, 1995.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1995 are annualized.
(c)  See Note 4 for current period amounts.
(d) Average month-end shares outstanding for the period were used for this calcualtion.
(e) In certain foreign markets the relationship between the translated U.S. dollar price per share of security and commission paid per share of security may vary from that of domestic markets.


                                                            Semiannual Report 15

SSgA
ACTIVE INTERNATIONAL FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Active International Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.


16  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                  NET
                                                               UNREALIZED
            FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $   63,359,372   $    5,458,243   $   (7,194,536)  $   (1,736,293)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.


                                                           Semiannual Report  17

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. There were no open contracts as of February 28, 1997.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future


18  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated to $25,603,160 and $18,562,308, respectively.

     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the six months ended February 28, 1997, were as follows:

                                                    FUTURES CONTRACTS
                                            ---------------------------------
                                                                 AGGREGATE
                                               NUMBER OF       FACE VALUE OF
                                               CONTRACTS       CONTRACTS (1)
                                            ---------------   ---------------
     Outstanding at August 31, 1996                      --   $            --
     Contracts opened                                    50       250,205,840
     Contracts closed                                   (50)     (250,205,840)
                                            ---------------   ---------------
     Outstanding at February 28, 1997                    --   $            --
                                            ---------------   ---------------
                                            ---------------   ---------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the six months ended February 28, 1997, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.00% on an annual basis. The Investment Company also has contracts with the adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata


                                                           Semiannual Report  19

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $8,018, $5,108, and $73, or a total of $13,199, from the Adviser, SSBSI, and RIS, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


20  Semiannual Report

SSgA
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Advisory fees                $    39,848
          Administration fees                2,767
          Custodian fees                    27,399
          Distribution fees                    756
          Shareholder servicing fees         3,432
          Transfer agent fees                6,325
          Trustees' fees                       911
                                       -----------
                                       $    81,438
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, one shareholders (who is also an affiliate of the Investment Company) was record owner of approximately 10% of the total outstanding shares of the Fund.


                                                           Semiannual Report  21

SSgA ACTIVE INTERNATIONAL FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


22  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                                 YIELD PLUS FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                                 YIELD PLUS FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    10

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    11

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    17

"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
YIELD PLUS FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1997 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------


LONG-TERM INVESTMENTS - 95.1%
ASSET-BACKED SECURITIES - 48.9%
Advanta Credit Card Master Trust
   Series 1993-4 Class A
      5.688% due 12/31/00 (b)                         $    5,000     $    5,016
   Series 1995-F Class A2
      5.616% due 08/01/03 (b)                             15,000         15,051
Advanta Credit Card Master Trust II
   Series 1995-D Class A1
      5.616% due 02/01/04 (b)                             25,000         25,086
   Series 1996-E Class A
      5.526% due 05/15/04 (b)                             15,000         14,995
Carco Auto Loan Master Trust
   Series 1995-1 Class A
      5.566% due 06/15/00 (b)                             35,000         35,055
Case Equipment Loan Trust
   Series 1994-A Class A2
      4.650% due 08/15/99                                  2,045          2,037
Chase Manhattan Credit Card Master Trust
   Series 1995-1 Class A
      5.556% due 05/15/01 (b)                             10,000         10,006
Chase Manhattan Grantor Trust
   Pass-thru Certificate
   Series 1996-A Class A
      5.200% due 02/15/02                                  6,882          6,806
First Chicago Master Trust II
   Series 1994-J Class A
      5.657% due 01/16/01 (b)                             11,500         11,532
   Series 1995-N Class A
      5.586% due 12/15/00 (b)                              5,000          5,009
   Series 1996-R Class A
      5.496% due 07/15/01 (b)                             10,000         10,003
First USA Credit Corp.
      5.537% due 02/10/02 (b)                             26,000         26,000
Ford Credit Auto Loan Master Trust
   Series 1992-2 Class A
      7.375% due 04/15/99                                 13,300         13,325
   Series 1994-1 Class A
      5.764% due 07/15/01 (b)                             15,050         15,088
Ford Credit Grantor Trust
   Series 1995-B Class A
      5.900% due 10/15/00                                  2,890          2,884
Household Affinity Credit Card Master Trust I
   Series 1994-1 Class A
      5.576% due 05/15/01 (b)                             17,400         17,433
Main Place Funding Corp.
   Series 1995-1
      5.585% due 07/17/98 (b)                             25,000         25,001
MBNA Master Credit Card Trust
   Series 1993-3 Class A
      5.400% due 09/15/00                                  3,685          3,638
MBNA Master Credit Card Trust II
   Series 1994-D Class A
      5.620% due 03/15/00 (b)                             12,000         12,011
   Series 1995-I Class A
      5.596% due 03/15/03 (b)                             35,000         35,120
NationsBank Auto Owner Trust
   Series 1996-A Class A2
      6.125% due 07/15/99 (b)                             25,000         25,023
Premier Auto Trust
   Series 1993-6 Class A2
      4.650% due 11/02/99                                  3,959          3,921
   Series 1993-6 Class A3
      5.648% due 11/02/99 (b)                              9,461          9,472
Standard Credit Card Master Trust I
   Series 1995-11 Class A
      5.594% due 11/15/00 (b)                             34,000         34,021
Student Loan Marketing Association
   Series 1995-1 Class A1
      5.715% due 04/26/04 (b)                              3,396          3,399
   Series 1996-4 Class A1
      5.620% due 07/25/04 (b)                             27,497         27,506
Superior Wholesale Inventory Financing Trust
   Series 1995-A Class A
      5.556% due 08/15/00 (b)                             67,400         67,400
                                                                     ----------

                                                                        461,838
                                                                     ----------


                                                            Semiannual Report  3

SSgA
YIELD PLUS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

CORPORATE BONDS AND NOTES - 41.1%
Associates Corp. North America
      6.625% due 07/15/99                             $   45,000     $   45,225
BankAmerica Corp.
      5.996% due 05/17/99 (b)                             25,000         25,125
      5.634% due 10/15/99 (b)                             12,150         12,139
CIT Group Holdings, Inc.
      8.750% due 04/15/98                                 10,425         10,713
      6.200% due 04/15/98                                 15,000         15,036
      6.250% due 10/04/99                                 10,000          9,949
Citicorp Series C (MTN)
      5.544% due 02/15/00 (b)                             25,000         24,970
Commercial Credit Group, Inc.
      5.500% due 05/15/98                                  5,000          4,961
CoreStates Capital Corp. (MTN)
      5.362% due 09/17/97 (b)                             15,000         15,005
Dean Witter Discover & Co.
      5.875% due 03/01/00 (b)                              9,000          9,014
      5.423% due 08/10/98 (b)                              5,000          4,999
   Series E
      5.594% due 08/21/99 (b)                             20,000         19,996
   Series I
      5.523% due 05/14/99 (b)                              8,000          8,010
First Bank Systems, Inc. (MTN)
   Series F
      5.523% due 10/21/98 (b)                             15,000         15,019
First Chicago Corp. (MTN)
      5.761% due 12/13/99 (b)                              5,000          5,016
General Motors Acceptance Corp. (MTN)
      5.563% due 04/17/98 (b)                             10,745         10,743
      5.540% due 06/04/99 (b)                             12,000         11,983
Household Finance Corp. (MTN)
      5.588% due 07/06/98 (b)                             10,000         10,020
John Deere Capital Corp.
   Series C (MTN)
      5.525% due 09/14/98 (b)                             18,000         17,984
Merrill Lynch & Co. Inc. (MTN)
   Series B
      5.762% due 01/22/99 (b)                             16,700         16,718
      5.762% due 02/05/99 (b)                             15,000         15,013
      5.908% due 02/15/00 (b)                             16,000         16,085
NationsBank Corp. (MTN)
      5.577% due 08/25/98 (b)                             22,500         22,522
   Series D
      5.660% due 08/25/99 (b)                              5,000          5,013
   Series E
      5.713% due 06/25/02 (b)                             18,500         18,398
NTC Capital I Series A
      6.114% due 01/15/27 (b)                              3,500          3,457
Wells Fargo & Co. (MTN)
      5.583% due 07/01/98 (b)                             15,000         15,021
                                                                     ----------

                                                                        388,134
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 2.8%
Federal Home Loan Mortgage Corp.
   Participation Certificate Groups
    # M9-0176  6.000% due 05/01/98                         3,745          3,681
    # M9-0181  6.500% due 05/01/98                         1,065          1,061
    # M1-9130  6.000% due 06/01/98                         4,305          4,231
    # G5-0236  5.500% due 10/01/98                         4,741          4,599
    # G5-0048  6.000% due 11/01/98                        10,598         10,416
    # G5-0305  7.000% due 11/01/00                         2,506          2,527
                                                                     ----------

                                                                         26,515
                                                                     ----------

UNITED STATES GOVERNMENT TREASURIES - 1.1%
United States Treasury Notes
      5.625% due 06/30/97                                    500            500
      5.500% due 11/15/98                                  2,000          1,983
      5.750% due 12/31/98                                  3,000          2,985
      6.250% due 08/31/00                                  5,000          4,992
                                                                     ----------

                                                                         10,460
                                                                     ----------


4  Semiannual Report

SSgA
YIELD PLUS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

YANKEE BONDS - 1.2%
Chase Capital II
      6.063% due 02/01/27 (b)                         $    3,250     $    3,183
NationsBank Capital Trust III
      6.113% due 01/15/27 (b)                              3,250          3,179
PepsiCo, Inc. (MTN)
      8.000% due 12/28/97                                  5,000          5,078
                                                                     ----------

                                                                         11,440
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $898,131)                                                         898,387
                                                                     ----------

Short-Term Investments - 2.2%
Federal National Mortgage Association
   Discount Notes
      5.485% due 03/20/97 (a)(c)(d)                        1,000            997
Morgan Stanley Group, Inc.
      5.432% due 03/03/97 (a)(d)                          20,000         19,994
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,991)                                                           20,991
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $919,122) - 97.3%                                      919,378
                                                                     ----------

REPURCHASE AGREEMENTS - 2.2%
   Agreement with HSBC of $20,491
      aquired 02/28/97 at 5.400%
      to be repurchased at $20,500
      on 03/03/97, collateralized by:
         $21,220 Federal National
         Mortgage Association
         Discount Note, 5.362% due
         05/29/97, valued at $20,943                                     20,491
                                                                     ----------

TOTAL REPURCHASE AGREEMENTS
(cost $20,491)                                                           20,491
                                                                     ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(identified cost $939,613)(e) - 99.5%                                   939,869

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                  4,600
                                                                     ----------

NET ASSETS - 100.0%                                                  $  944,469
                                                                     ----------
                                                                     ----------


(a)  Rate noted is yield-to-maturity.
(b)  Adjustable or floating-rate securities.
(c) Held as collateral by the custodian in connection with futures contracts sold short by the Fund.
(d)  At cost, which appoximates market.
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.


                                                            Semiannual Report  5

SSgA
YIELD PLUS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                      ----------  --------------
FUTURES CONTRACTS
SOLD SHORT (NOTES 2 AND 3)
Eurodollar Futures Contract
   Expiration date 03/97                                     100     $       (1)
                                                                     ----------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Sold Short (*)                                          $       (1)
                                                                     ----------
                                                                     ----------


(*) At February 28, 1997, Federal National Mortgage Association Discount Notes valued at $239 were held as collateral by the custodian in connection with open futures contracts sold short by the Fund.


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
YIELD PLUS FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $919,121,810)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .     $  919,377,582
Repurchase agreements (cost $20,491,000)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,491,000
Receivables:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,112,654
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             97,028
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,017
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,921
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        945,101,202

LIABILITIES
Payables (Note 4):
Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       30,329
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,576
Accrued fees to affiliates and trustees. . . . . . . . . . . . . . . . . . . . . . . . .           506,692
Other accrued expenses and payables. . . . . . . . . . . . . . . . . . . . . . . . . . .            79,714
                                                                                            --------------

Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            632,311
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  944,468,891
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . . .     $     (136,236)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,088,286)
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            255,772
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (1,000)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             94,466
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        946,344,175
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  944,468,891
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($944,468,891 divided by 94,465,784 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .         $10.00
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
YIELD PLUS FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   29,554,224

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    1,282,813
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           159,823
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           105,258
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           140,482
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,792
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            21,465
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           142,501
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            32,668
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            19,244
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             4,235
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            31,594
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,949,875
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,604,349
                                                                                                               --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           332,054
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           120,033            452,087
                                                                                            --------------

Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           264,161
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (550,200)          (286,039)
                                                                                            --------------     --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            166,048
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $   27,770,397
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
YIELD PLUS FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      27,604,349   $      77,374,189
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .              452,087             856,905
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .             (286,039)           (866,731)
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .           27,770,397          77,364,363

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (27,605,529)        (77,330,064)
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . . .             (136,236)                 --
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           10,955,641        (513,646,970)
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .           10,984,273        (513,612,671)
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .          933,484,618       1,447,097,289
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD
   (including accumulated distributions in excess of
   net investment income of $136,236 and undistributed
   net investment income of $1,180, respectively). . . . . . . . . . . . . . . . . .    $     944,468,891   $     933,484,618
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1997 (UNAUDITED)               ENDED AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . . .         91,539,151   $     915,743,876         147,331,895   $   1,473,440,740
Fund shares issued to shareholders
   in reinvestments of distributions . . . . .          2,719,375          27,202,995           7,635,703          76,373,328
Fund shares redeemed . . . . . . . . . . . . .        (93,154,517)       (931,991,230)       (206,334,762)     (2,063,461,038)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . . .          1,104,009   $      10,955,641         (51,367,164)  $    (513,646,970)
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

SSgA
YIELD PLUS FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                 1997*         1996         1995         1994        1993**
                                                               ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .     $    10.00   $    10.00   $     9.99   $    10.01   $    10.00
                                                               ----------   ----------   ----------   ----------   ----------
                                                               ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . .            .27          .56          .56          .38          .27
   Net realized and unrealized
      gain (loss) on investments . . . . . . . . . . . . .             --           --          .02         (.02)         .01
                                                               ----------   ----------   ----------   ----------   ----------

   Total Income From Investment Operations . . . . . . . .            .27          .56          .58          .36          .28
                                                               ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . .           (.27)        (.56)        (.56)        (.38)        (.27)
   In excess of net realized gain on investments . . . . .             --           --         (.01)          --           --
                                                               ----------   ----------   ----------   ----------   ----------

   Total Distributions . . . . . . . . . . . . . . . . . .           (.27)        (.56)        (.57)        (.38)        (.27)
                                                               ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .     $    10.00   $    10.00   $    10.00   $     9.99   $    10.01
                                                               ----------   ----------   ----------   ----------   ----------
                                                               ----------   ----------   ----------   ----------   ----------

Total Return (%)(a). . . . . . . . . . . . . . . . . . . .           2.69         5.73         6.01         3.65         2.85

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses to average net assets (b). . . . . .            .38          .36          .38          .35          .38
   Net investment income to average net assets (b) . . . .           5.38         5.59         5.64         3.82         3.54
   Portfolio turnover (b). . . . . . . . . . . . . . . . .          65.60        97.05       199.69       142.68       137.86
   Net assets, end of period ($000 omitted). . . . . . . .        944,469      933,485    1,447,097    1,358,464      589,594
   Per share amount of fees waived ($ omitted) . . . . . .             --           --           --           --       .00042


 *   For the six months ended February 28, 1997 (Unaudited).
 **  For the period November 9, 1992 (commencement of operations) to
     August 31, 1993.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1993 are annualized.


10  Semiannual Report

SSgA
YIELD PLUS FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


                                                           Semiannual Report  11

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At February 28, 1997, the Fund had a net tax basis capital loss carryover of $1,797,175 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2004.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                  NET
                                                              UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
         --------------   --------------   --------------   --------------
         $  919,121,810   $    1,170,799   $     (915,027)  $      255,772

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on


12  Semiannual Report

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     The Fund typically uses derivatives for hedging purposes. Hedging techniques are utilized by the Fund to limit or control risks, such as adverse movements in interest rates. The primary risk associated with options and futures is generally categorized as market risk.

     OPTIONS: The Fund may purchase and sell (write) call and put options on securities, securities indexes, and futures, provided such options are traded on a national securities exchange or in an over-the-counter market. The Fund may also purchase and sell put and call options on foreign currencies.

     When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of an option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

     The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of those instruments reflect the extent of the Fund exposure to off-balance-sheet risk. The risks may be caused by an


                                                           Semiannual Report  13

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases, sales and maturities of investment securities, excluding US Government and Agency obligations, short-term investments, futures and options contracts, and repurchase agreements aggregated to $385,585,692, $296,672,480, and $7,248,992, respectively.

     For the six months ended February 28, 1997, purchases and sales of US Government and Agency obligations, excluding short-term investments, futures and option contracts, and repurchase agreements aggregated to $60,941,822 and $9,732,710, respectively.

     FUTURES TRANSACTIONS: Fund transactions in futures contracts during the six months ended February 28, 1997 were as follows:


                                                FUTURES CONTRACTS            FUTURES CONTRACTS
                                                   SOLD SHORT                    PURCHASED
                                          ----------------------------  ----------------------------
                                                           AGGREGATE                     AGGREGATE
                                            NUMBER OF    FACE VALUE OF    NUMBER OF    FACE VALUE OF
                                            CONTRACTS    CONTRACTS (1)    CONTRACTS    CONTRACTS (1)
                                          -------------  -------------  -------------  -------------
     Outstanding at August 31, 1996                 386  $ 363,888,200             --  $          --
     Contracts opened                               180    169,497,000             25     23,450,000
     Contracts closed                              (466)  (438,959,200)           (25)   (23,450,000)
                                          -------------  -------------  -------------  -------------
     Outstanding at February 28, 1997               100  $  94,426,000             --  $          --
                                          -------------  -------------  -------------  -------------
                                          -------------  -------------  -------------  -------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened. Three month Eurodollar financial futures contracts have a notional face amount of $1,000,000 and an equivalent duration of 13 weeks or .25 years.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser,


14  Semiannual Report

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $139,131 and $3,370, or a total of $142,501, from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from RIS or Commercial Banking during this period.


                                                           Semiannual Report  15

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Advisory fees                $   420,312
          Administration fees               14,801
          Custodian fees                    28,787
          Distribution fees                 16,357
          Shareholder servicing fees        11,565
          Transfer agent fees               14,057
          Trustees' fees                       813
                                       -----------
                                       $   506,692
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, two shareholders (who are also affiliates of the Investment Company) were record owners of approximately 56% and 17%, respectively, of the total outstanding shares of the Fund.


16  Semiannual Report

SSgA YIELD PLUS FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


17  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                        U. S. TREASURY MONEY MARKET FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                          US TREASURY MONEY MARKET FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page


Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .     8

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .     9

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    13



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
US TREASURY MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                February 28, 1997 (Unaudited)


                                                                              PRINCIPAL                   DATE
                                                                               AMOUNT                      OF         VALUE
                                                                               (000)        RATE        MATURITY      (000)
                                                                            -------------------------------------------------
UNITED STATES GOVERNMENT TREASURIES - 18.1%
United States Treasury Bills . . . . . . . . . . . . . . . . . . . . . . .  $    5,000      4.979%      03/06/97   $    4,997
United States Treasury Bills . . . . . . . . . . . . . . . . . . . . . . .         400      5.610       05/01/97          396
United States Treasury Bills . . . . . . . . . . . . . . . . . . . . . . .         400      5.611       05/01/97          396
United States Treasury Notes . . . . . . . . . . . . . . . . . . . . . . .      38,000      7.250       02/15/98       38,578
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $44,367) . . . . . . . . .                                             44,367
                                                                                                                   ----------

TOTAL INVESTMENTS (amortized cost $44,367) - 18.1% . . . . . . . . . . . .                                             44,367
                                                                                                                   ----------

REPURCHASE AGREEMENTS - 82.3%
Agreement with Aubrey Lanston & Co., Inc. of $11,999
   acquired February 28, 1997 at 5.350% to be repurchased at $12,004 on March 3, 1997, collateralized by:
      $11,671 United States Treasury Notes,
         9.250% due 08/15/98 valued at $12,239 . . . . . . . . . . . . . .                                             11,999
Agreement with CIBC Wood Gundy, Inc. of $11,500
   acquired February 28, 1997 at 5.270% to be repurchased at $11,505 on March 3, 1997, collateralized by:
      $8,430 United States Treasury Bonds,
         10.625% due 08/15/15 valued at $11,746. . . . . . . . . . . . . .                                             11,500
Agreement with Donaldson, Lufkin & Jenrette Securities Corp. of $11,500
   acquired February 28, 1997 at 5.250% to be repurchased at $11,505 on March 3, 1997, collateralized by:
      $8,430 United States Treasury Bonds,
         10.625% due 08/15/15 valued at $11,746. . . . . . . . . . . . . .                                             11,500
Agreement with Dresdner Bank AG of $60,000
   acquired February 28, 1997 at 5.360% to be repurchased at $60,027 on March 3, 1997, collateralized by:
      $37,000 United States Treasury Notes,
         7.875% due 04/15/98 valued at $38,892, and by
      $16,000 United States Treasury Notes,
         6.375% due 06/30/97 valued at $16,214, and by
      $5,966 United States Treasury Notes,
         8.625% due 08/15/97 valued at $6,068. . . . . . . . . . . . . . .                                             60,000


                                                            Semiannual Report  3

SSgA
US TREASURY MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)



                                                                                                                      VALUE
                                                                                                                      (000)
                                                                                                                   ----------
Agreement with Goldman Sachs of $11,500
   acquired February 28, 1997 at 5.300% to be repurchased at $11,505 on March 3, 1997, collateralized by:
      $10,400 United States Treasury Bonds,
         8.125% due 08/15/19 valued at $11,805 . . . . . . . . . . . . . .                                         $   11,500
Agreement with HSBC Securities, Inc. of $11,500
   acquired February 28, 1997 at 5.280% to be repurchased at $11,505 on March 3, 1997, collateralized by:
      $12,000 United States Treasury Notes,
         6.250% due 02/15/03 valued at $11,920 . . . . . . . . . . . . . .                                             11,500
Agreement with Merrill Lynch & Co., Inc. of $11,500
   acquired February 28, 1997 at 5.360% to be repurchased at $11,505 on March 3, 1997, collateralized by:
      $10,890 United States Treasury Notes,
         8.750% due 08/15/00 valued at $11,741 . . . . . . . . . . . . . .                                             11,500
Agreement with Swiss Bank Corp. of $60,000
   acquired February 28, 1997 at 5.360% to be repurchased at $60,027 on March 3, 1997, collateralized by:
      $48,189 United States Treasury Bonds,
         10.750% due 08/15/05 valued at $61,311. . . . . . . . . . . . . .                                             60,000
Agreement with Union Bank of Switzerland of $11,698
   acquired February 28, 1997 at 5.300% to be repurchased at $11,703 on March 3, 1997, collateralized by:
      $10,764 United States Treasury Bonds,
         7.875% due 02/15/21 valued at $11,938 . . . . . . . . . . . . . .                                             11,698
                                                                                                                   ----------

TOTAL REPURCHASE AGREEMENTS (cost $201,197). . . . . . . . . . . . . . . .                                            201,197
                                                                                                                   ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.4%
(cost $245,564)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                            245,564

OTHER ASSETS AND LIABILITIES, NET - (0.4)% . . . . . . . . . . . . . . . .                                            (1,005)
                                                                                                                   ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . .                                         $  244,559
                                                                                                                   ----------
                                                                                                                   ----------

(a) The identified cost for federal income tax purposes is the same as shown above.


The accompanying notes are an integral part of the financial statements.

4  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . . .     $   44,366,623
Repurchase agreements (cost $201,197,000)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .        201,197,000
Interest receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            137,410
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             18,807
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        245,719,840

LIABILITIES
Payables (Note 4):
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    1,111,516
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .            47,716
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,329
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,160,561
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  244,559,279
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      (43,005)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            244,614
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        244,357,670
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  244,559,279
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($244,559,279 divided by 244,613,543 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .          $1.00
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
US TREASURY MONEY MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    6,237,969

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      292,418
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            33,455
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            41,398
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            26,159
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,783
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,188
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            29,242
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,493
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             5,318
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,939
                                                                                            --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           463,393
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (229,459)
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            233,934
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,004,035
                                                                                                               --------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . . . . .             56,939
                                                                                                               --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    6,060,974
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       6,004,035   $       9,881,217
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .               56,939              73,973
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .            6,060,974           9,955,190

Distributions to shareholders from net investment income . . . . . . . . . . . . . .           (6,004,035)         (9,880,916)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           55,498,397          28,036,991
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .           55,555,336          28,111,265
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .          189,003,943         160,892,678
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     244,559,279   $     189,003,943
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
   (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,406,114,447         349,834,136
Fund shares issued to shareholders in reinvestments of distributions . . . . . . . .            2,022,035           1,235,206
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,352,638,085)       (323,032,351)
                                                                                        -----------------   -----------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           55,498,397          28,036,991
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
US TREASURY MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                              1997*         1996         1995        1994**
                                                                            ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . .  $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                                            ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .       .0255        .0529        .0536        .0249
                                                                            ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .      (.0255)      (.0529)      (.0536)      (.0249)
                                                                            ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . .  $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                                            ----------   ----------   ----------   ----------
                                                                            ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . .        2.57         5.42         5.48         2.51

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average
      net assets (b)(c). . . . . . . . . . . . . . . . . . . . . . . . . .         .20          .20          .13          .13
   Operating expenses, gross, to average
      net assets (b)(c). . . . . . . . . . . . . . . . . . . . . . . . . .         .40          .38          .39          .38
   Net investment income to average
      net assets (b) . . . . . . . . . . . . . . . . . . . . . . . . . . .        5.13         5.29         5.38         3.28
   Net assets, end of period ($000 omitted). . . . . . . . . . . . . . . .     244,559      189,004      160,893      154,858
   Per share amount of fees reimbursed
      ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . .       .0010        .0018           --           --
   Per share amount of fees waived ($ omitted) . . . . . . . . . . . . . .          --           --        .0018        .0019



 *   For the six months ended February 28, 1997 (Unaudited).
**   For the period December 1, 1993 (commencement of operations) to
     August 31, 1994.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.


8  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA US Treasury Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At February 28, 1997, the Fund had a net tax basis capital loss carryover of $99,944, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.



                                                            Semiannual Report  9

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $212,795,547, $163,572,968 and $66,900,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of February 28, 1997, the receivables due from the Adviser for expenses in excess of the expense caps have been netted against the Adviser fee payables. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund.



10  Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the six months ended February 28, 1997, the Fund incurred shareholder servicing expenses of $29,242 from the Adviser.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for



                                                           Semiannual Report  11

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon its relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Advisory fees                $    24,480
          Administration fees                6,190
          Custodian fees                    10,116
          Distribution fees                  1,025
          Shareholder servicing fees         5,434
          Transfer agent fees                  156
          Trustees' fees                       315
                                       -----------
                                       $    47,716
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, three shareholders (who are also affiliates of the Investment Company) were record owners of approximately 52%, 32% and 14%, respectively, of the total outstanding shares of the Fund.


12  Semiannual Report

SSgA US TREASURY MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


13  Semiannual Report

                                SSgA FUNDS-SM-


                              SEMIANNUAL REPORT

                           PRIME MONEY MARKET FUND

                              FEBRUARY 28, 1997

                                SSgA FUNDS-SM-

                           PRIME MONEY MARKET FUND


                        Semiannual Report (Unaudited)

                              February 28, 1997



                              Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .     9

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    10

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    14



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSGA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
PRIME MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
BANK NOTES - 12.2%
Bank of America - Illinois . . . . . . . . . . . . . . . . . . . . .  $   12,900          5.700%      05/28/97     $   12,893
First Bank NA (a)  . . . . . . . . . . . . . . . . . . . . . . . . .      40,000          5.352       03/19/97         40,000
First Tennessee Bank NA. . . . . . . . . . . . . . . . . . . . . . .      15,000          5.370       03/18/97         15,000
Key Bank NA (MTN). . . . . . . . . . . . . . . . . . . . . . . . . .      10,000          5.605       12/19/97          9,988
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .      15,000          5.950       06/06/97         14,998
PNC Bank NA (a). . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.370       02/13/98         24,984
US National Bank of Oregon (a) . . . . . . . . . . . . . . . . . . .      25,000          5.250       11/20/97         24,984
                                                                                                                   ----------

TOTAL BANK NOTES (cost $142,847) . . . . . . . . . . . . . . . . . .                                                  142,847
                                                                                                                   ----------

CERTIFICATES OF DEPOSIT - 5.1%
First Tennessee Bank . . . . . . . . . . . . . . . . . . . . . . . .      35,000          5.310       04/14/97         35,000
US National Bank of Oregon . . . . . . . . . . . . . . . . . . . . .      25,000          5.330       04/11/97         25,000
                                                                                                                   ----------

TOTAL CERTIFICATES OF DEPOSIT (cost $60,000) . . . . . . . . . . . .                                                   60,000
                                                                                                                   ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 9.0%
Abbey National . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.450       04/16/97         24,999
Abbey National Treasury Securities . . . . . . . . . . . . . . . . .      20,000          5.540       07/24/97         19,999
Bayerische Vereinsbank AG. . . . . . . . . . . . . . . . . . . . . .      10,000          5.540       07/09/97         10,000
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.345       04/30/97         50,002
                                                                                                                   ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $105,000) . . . . . .                                                  105,000
                                                                                                                   ----------

CORPORATE NOTES - 17.0%
AVCO Financial Services, Inc. Series G (MTN)(a). . . . . . . . . . .      25,000          5.456       11/17/97         24,999
Dean Witter Discover & Co. Series I (MTN)(a) . . . . . . . . . . . .      10,000          5.562       03/03/97         10,000
First Union Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .      25,000          5.660       02/24/98         25,051
Ford Motor Credit Co. (MTN)(a) . . . . . . . . . . . . . . . . . . .      15,000          5.742       10/21/97         15,021
Ford Motor Credit Co. (MTN)(a) . . . . . . . . . . . . . . . . . . .      15,000          5.742       11/01/97         15,023
Household Finance Corp. (MTN)(a) . . . . . . . . . . . . . . . . . .      30,000          5.670       08/11/97         30,025
Household International, Inc. (a). . . . . . . . . . . . . . . . . .       5,000          5.664       05/27/97          5,002
IBM Credit Corp. (MTN) . . . . . . . . . . . . . . . . . . . . . . .      10,000          5.450       04/01/97          9,999
Transamerica Financial Corp. . . . . . . . . . . . . . . . . . . . .      12,500          6.750       08/15/97         12,544
Wells Fargo & Co. Series B (MTN)(a). . . . . . . . . . . . . . . . .      12,500          5.592       09/05/97         12,505
Wells Fargo & Co. Series B (MTN)(a). . . . . . . . . . . . . . . . .      40,000          5.573       12/29/97         40,018
                                                                                                                   ----------

TOTAL CORPORATE NOTES (cost $200,187). . . . . . . . . . . . . . . .                                                  200,187
                                                                                                                   ----------



                                                            Semiannual Report  3

SSgA
PRIME MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------
DOMESTIC COMMERCIAL PAPER - 7.4%
ANZ Delaware . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   15,000          5.360%      05/12/97     $   14,839
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      25,000          5.310       04/15/97         24,834
Merrill Lynch & Co., Inc.. . . . . . . . . . . . . . . . . . . . . .      22,700          5.350       05/27/97         22,407
Morgan Stanley Group, Inc. . . . . . . . . . . . . . . . . . . . . .      25,000          5.430       03/03/97         24,992
                                                                                                                   ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $87,072) . . . . . . . . . . .                                                   87,072
                                                                                                                   ----------

FOREIGN COMMERCIAL PAPER - 5.5%
Daimler Benz . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.370       03/27/97         14,942
National Australia Funding . . . . . . . . . . . . . . . . . . . . .      20,000          5.300       04/28/97         19,829
State Bank New South Wales . . . . . . . . . . . . . . . . . . . . .      25,000          5.350       04/30/97         24,777
Svenska Handelsbanken, Inc.. . . . . . . . . . . . . . . . . . . . .       5,000          5.370       08/07/97          4,881
                                                                                                                   ----------

TOTAL FOREIGN COMMERCIAL PAPER (COST $64,429). . . . . . . . . . . .                                                   64,429
                                                                                                                   ----------

TIME DEPOSITS - 17.3%
Bank of Boston . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.343       03/03/97         50,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.400       03/03/97         50,000
Royal Bank of Scotland . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.437       03/06/97         15,000
Societe Generale . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000          5.437       03/03/97         25,000
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .      12,593          5.650       03/03/97         12,593
Toronto Dominion . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000          5.437       03/03/97         50,000
                                                                                                                   ----------

TOTAL TIME DEPOSITS (cost $202,593). . . . . . . . . . . . . . . . .                                                  202,593
                                                                                                                   ----------

UNITED STATES GOVERNMENT AGENCY - 13.5%
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .      25,000          5.267       10/02/97         24,988
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      24,000          5.312       03/06/97         24,000
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      50,000          5.351       09/12/97         49,978
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      25,000          5.302       11/19/97         24,986
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .      25,000          5.292       11/25/97         24,986
Student Loan Marketing Association (MTN) . . . . . . . . . . . . . .      10,000          5.990       09/18/97         10,000
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT AGENCY (cost $158,938). . . . . . . .                                                  158,938
                                                                                                                   ----------



4  Semiannual Report

SSgA
PRIME MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY        (000)
                                                                      -------------------------------------------------------

YANKEE CERTIFICATES OF DEPOSIT - 6.4%
ABN AMRO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    5,000          6.120%      07/14/97     $    5,006
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,000          5.800       01/28/98          9,997
Westdeutsche Landesbank. . . . . . . . . . . . . . . . . . . . . . .      15,000          5.540       07/24/97         15,000
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      20,000          5.610       04/02/97         20,000
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000          5.830       01/15/98         14,998
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .      10,000          5.830       01/27/98          9,998
                                                                                                                   ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $74,999). . . . . . . . .                                                   74,999
                                                                                                                   ----------



TOTAL INVESTMENTS (amortized cost $1,096,065) - 93.4%. . . . . . . .                                                1,096,065
                                                                                                                   ----------

REPURCHASE AGREEMENTS - 6.4%
Agreement with CIBC Wood Gundy, Inc. of $75,000
   acquired February 28, 1997 at 5.400% to be repurchased at $75,003 on March 3, 1997, collateralized by:
      $68,456 Federal Farm Credit Bank Notes,
         5.355% due 07/01/97 valued at $68,984, and by
      $7,334 Federal Farm Credit Bank Notes,
         5.362% due 05/01/97 valued at $7,463. . . . . . . . . . . .                                                   75,000
                                                                                                                   ----------

TOTAL REPURCHASE AGREEMENTS (cost $75,000) . . . . . . . . . . . . .                                                   75,000
                                                                                                                   ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $1,171,065)(b) - 99.8% . . . . . . . . . . . . . . . . . . . .                                                1,171,065

OTHER ASSETS AND LIABILITIES - 0.2%. . . . . . . . . . . . . . . . .                                                    1,840
                                                                                                                   ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . .                                               $1,172,905
                                                                                                                   ----------
                                                                                                                   ----------

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
PRIME MONEY MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . . .     $1,096,064,530
Repurchase agreements (cost $75,000,000)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,012,094
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,067
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,766
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,178,098,457

LIABILITIES
Payables (Note 4):
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    4,932,249
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .           253,340
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,881
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,193,470
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $1,172,904,987
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      (55,070)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,172,972
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,171,787,085
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $1,172,904,987
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($1,172,904,987 divided by 1,172,971,599 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .          $1.00
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
PRIME MONEY MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                        For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   30,414,918

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $       832,647
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           159,631
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           123,477
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           122,524
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,775
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            18,406
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           138,775
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,825
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,737
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             2,945
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            29,308
                                                                                           ---------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,460,050
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (349,854)
                                                                                           ---------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,110,196
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         29,304,722
                                                                                                               --------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . . . . .             27,584
                                                                                                               --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   29,332,306
                                                                                                               --------------
                                                                                                               --------------

The accompanying notes are an integral part of the financial statements.


                                                            Semiannual Report  7

SSgA
PRIME MONEY MARKET FUND


                                                                                           STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      29,304,722   $      80,534,572
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . .               27,584            (124,029)
                                                                                        -----------------   -----------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . .           29,332,306          80,410,543

Distributions to shareholders from net investment income . . . . . . . . . . . . . .          (29,304,722)        (80,546,114)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           77,246,130          19,136,746
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .           77,273,714          19,001,175
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .        1,095,631,273       1,076,630,098
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   1,172,904,987   $   1,095,631,273
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
   (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,531,327,851       9,851,518,552
Fund shares issued to shareholders in reinvestments of distributions . . . . . . . .            9,189,250          15,477,655
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (5,463,270,971)     (9,847,859,461)
                                                                                        -----------------   -----------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           77,246,130          19,136,746
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
PRIME MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                              1997*         1996         1995         1994**
                                                                            ----------   ----------   ----------   ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . .    $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                                            ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . .         .0262        .0546        .0567        .0207
                                                                            ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . .        (.0262)      (.0546)      (.0567)      (.0207)
                                                                            ----------   ----------   ----------   ----------

NET ASSET VALUE,
   END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                                            ----------   ----------   ----------   ----------
                                                                            ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .          2.65         5.60         5.82         2.09

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net
      assets (b)(c). . . . . . . . . . . . . . . . . . . . . . . . . . .           .20          .20          .14          .16
   Operating expenses, gross, to average
      net assets (b)(c). . . . . . . . . . . . . . . . . . . . . . . . .           .26          .25          .27          .32
   Net investment income to average
      net assets (b) . . . . . . . . . . . . . . . . . . . . . . . . . .          5.28         5.44         5.76         4.00
   Net assets, end of period ($000 omitted)  . . . . . . . . . . . . . .     1,172,905    1,095,631    1,076,630      432,224
   Per share amount of fees waived ($ omitted) . . . . . . . . . . . . .            --           --        .0013        .0007
   Per share amount of fees reimbursed
      ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .         .0003        .0006           --        .0001


 *  For the six months ended February 28, 1997 (Unaudited).
** For the period February 22, 1994 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


                                                            Semiannual Report  9

SSgA
PRIME MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Prime Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

    As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $126,971 incurred from November 1, 1995 to August 31, 1996, and treat it as arising in fiscal year 1997.


10  Semiannual Report

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $19,676,685,575, $165,401,026, and $19,462,179,000,
    respectively.

    For the six months ended February 28, 1997, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $164,248,451, $100,916,181 and $73,800,000, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .15%, of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of February 28, 1997, the receivables due from the Adviser for expenses in


                                                           Semiannual Report  11

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


    excess of the expense caps have been netted against the Adviser fee payables. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the six months ended February 28, 1997, the Fund incurred shareholder servicing expenses of $138,775, from the Adviser.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution


12  Semiannual Report

SSgA
PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


    Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

            Advisory fees                   $   154,388
            Administration fees                  27,754
            Custodian fees                       40,060
            Distribution fees                     5,767
            Shareholder servicing fees           23,472
            Transfer agent fees                   1,118
            Trustees' fees                          781
                                            -----------
                                            $   253,340
                                            -----------
                                            -----------

    BENEFICIAL INTEREST: As of February 28, 1997, two shareholders (one who is also an affiliate of the Investment Company) were record owners of approximately 40% and 23%, respectively, of the total outstanding shares of the Fund.


                                                           Semiannual Report  13

SSgA PRIME MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


14  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                             GROWTH AND INCOME FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                             GROWTH AND INCOME FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .     8

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .     9

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    14


"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
GROWTH AND INCOME FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
COMMON STOCKS - 96.4%
Basic Industries - 9.3%
Brush Wellman, Inc.                                       70,000     $    1,234
Ethyl Corp.                                              110,000          1,004
Kimberly-Clark Corp.                                      20,000          2,120
Schulman (A.), Inc.                                       70,000          1,338
                                                                     ----------

                                                                          5,696
                                                                     ----------

CAPITAL GOODS - 2.8%
Caterpillar, Inc.                                         22,000          1,724
                                                                     ----------

                                                                          1,724
                                                                     ----------

CONSUMER BASICS - 19.2%
American Home Products Corp.                              28,000          1,792
Bristol-Myers Squibb Co.                                  15,000          1,958
Merck & Co., Inc.                                         22,000          2,024
Panamerican Beverages, Inc. Class A                       35,600          2,007
Procter & Gamble Co.                                      17,000          2,042
Warner-Lambert Co.                                        24,000          2,016
                                                                     ----------

                                                                         11,839
                                                                     ----------

CONSUMER NON-DURABLES - 5.3%
Eastman Kodak Co.                                         18,000          1,613
Home Depot, Inc. (The)                                    30,000          1,635
                                                                     ----------

                                                                          3,248
                                                                     ----------

CONSUMER SERVICES - 2.2%
Disney (Walt) Co.                                         18,000          1,337
                                                                     ----------

                                                                          1,337
                                                                     ----------

ENERGY - 6.9%
Halliburton Co.                                           24,000          1,551
Mobil Corp.                                               11,000          1,350
Unocal Corp.                                              35,000          1,352
                                                                     ----------

                                                                          4,253
                                                                     ----------

FINANCE - 14.1%
American Express Co.                                      29,000          1,896
American General Corp.                                    37,000          1,605
American International Group, Inc.                        13,000          1,573
Franklin Resources, Inc.                                  31,000          1,813
Morgan (J.P.) & Co., Inc.                                 17,000          1,787
                                                                     ----------

                                                                          8,674
                                                                     ----------

GENERAL BUSINESS - 5.4%
Reuters Holdings PLC
   Class B - ADR                                          23,000          1,475
Time Warner, Inc.                                         45,000          1,845
                                                                     ----------

                                                                          3,320
                                                                     ----------

MISCELLANEOUS - 2.6%
Beacon Properties                                         45,000          1,603
                                                                     ----------

                                                                          1,603
                                                                     ----------

TECHNOLOGY - 20.1%
AlliedSignal, Inc.                                        25,000          1,806
Boeing Co.                                                16,000          1,628
Cisco Systems, Inc. (a)                                   20,000          1,108
Digital Equipment Corp. (a)                               43,000          1,408


                                                            Semiannual Report  3

SSgA
GROWTH AND INCOME FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Intel Corp.                                               17,000     $    2,412
Lucent Technologies, Inc.                                 35,000          1,886
Microsoft Corp. (a)                                       22,000          2,142
                                                                     ----------

                                                                         12,390
                                                                     ----------

UTILITIES - 8.5%
Alltel Corp.                                              53,000          1,875
AT&T Corp.                                                41,000          1,635
Vodafone Group PLC - ADR                                  36,000          1,710
                                                                     ----------

                                                                          5,220
                                                                     ----------

TOTAL COMMON STOCKS
(cost $41,258)                                                           59,304
                                                                     ----------

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 3.4%
Dreyfus Cash Management Plus, Inc.
   Money Market Fund (b)                              $    2,116     $    2,116
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
   (cost $2,116)                                                          2,116
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $43,374)(c) - 99.8%                                     61,420

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                  129
                                                                     ----------

NET ASSETS - 100.0%                                                  $   61,549
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
PLC - Public Limited Company

The accompanying notes are an integral part of the financial statements.

4  Semiannual Report

SSgA
GROWTH AND INCOME FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $43,373,781)(Note 2). . . . . . . . . . . . . . . . . . . . . . . .     $   61,419,589
Receivables:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             95,353
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            248,003
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,986
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         61,776,931

LIABILITIES
Payables (Note 4):
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      107,963
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .           107,325
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,484
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            227,772
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   61,549,159
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       45,506
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,918,074
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .         18,045,808
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,966
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         39,535,805
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   61,549,159
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($61,549,159 divided by 3,965,771 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .         $15.52
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
GROWTH AND INCOME FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      643,263
Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $   283,068
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,561
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11,945
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,821
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,762
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,234
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            17,733
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            46,801
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,143
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             4,610
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,147
                                                                                            --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           405,825
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (89,477)
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            316,348
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            326,915
                                                                                                               --------------

REALIZED AND UNREALIZED,
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,920,156
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . . .          8,200,052
                                                                                                               --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,120,208
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $   12,447,123
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
GROWTH AND INCOME FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         326,915   $         589,713
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .            3,920,156           2,142,238
   Net change in unrealized appreciation
      or depreciation of investments . . . . . . . . . . . . . . . . . . . . . . . .            8,200,052           3,615,661
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .           12,447,123           6,347,612

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (452,419)           (607,292)
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . .           (2,131,293)           (162,843)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           (4,136,921)          6,361,040
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .            5,726,490          11,938,517
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .           55,822,669          43,884,152

NET ASSETS AT END OF PERIOD
   (including undistributed net investment income of
   $45,506 and $171,010, respectively) . . . . . . . . . . . . . . . . . . . . . . .    $      61,549,159   $      55,822,669
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1997 (UNAUDITED)               ENDED AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . . .          1,354,325   $      19,114,947           2,139,756   $      27,678,947
Fund shares issued to shareholders
   in reinvestments of distributions . . . . .            184,268           2,560,158              62,567             784,258
Fund shares redeemed . . . . . . . . . . . . .         (1,752,580)        (25,812,026)         (1,693,695)        (22,102,165)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . . .           (213,987)  $      (4,136,921)            508,628   $       6,361,040
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
GROWTH AND INCOME FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                              1997*         1996         1995        1994**
                                                                            ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . .    $    13.36   $    11.95   $    10.51   $    10.00
                                                                            ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . .           .07          .15          .18          .15
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . . . . . . . . . . . .          2.63         1.46         1.44          .47
                                                                            ----------   ----------   ----------   ----------

   Total Income From Investment Operations . . . . . . . . . . . . . . .          2.70         1.61         1.62          .62
                                                                            ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . .          (.10)        (.16)        (.18)        (.11)
   Net realized gain on investments. . . . . . . . . . . . . . . . . . .          (.44)        (.04)          --           --
                                                                            ----------   ----------   ----------   ----------

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . .          (.54)        (.20)        (.18)        (.11)
                                                                            ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . .    $    15.52   $    13.36   $    11.95   $    10.51
                                                                            ----------   ----------   ----------   ----------
                                                                            ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .         20.71        13.57        15.66         6.23

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b)(c) . . . . . . . .           .95          .95          .95          .95
   Operating expenses, gross, to average net assets (b)(c) . . . . . . .          1.22         1.40         1.61         1.44
   Net investment income to average net assets (b) . . . . . . . . . . .          0.98         1.15         1.72         1.75
   Portfolio turnover (b). . . . . . . . . . . . . . . . . . . . . . . .         37.10        38.34        39.32        36.48
   Net assets, end of period ($000 omitted). . . . . . . . . . . . . . .        61,549       55,823       43,884       26,747
   Per share amount of fees waived ($ omitted) . . . . . . . . . . . . .            --           --           --        .0002
   Per share amount of fees reimbursed ($ omitted)(c). . . . . . . . . .         .0187        .0574        .0685        .0418
   Average commission rate paid per share of security ($ omitted). . . .         .0435        .0436          N/A          N/A



 *   For the six months ended February 28, 1997 (Unaudited).
 ** For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.


8  Semiannual Report

SSgA
GROWTH AND INCOME FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


                                                            Semiannual Report  9

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, the sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                  NET
                                                              UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
         --------------   --------------   --------------   --------------
         $   41,256,930   $   18,974,873   $     (927,977)  $   18,046,896

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign-denominated investments and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


10  Semiannual Report

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases and sales of investment securities, excluding short-term investments aggregated to $11,653,907 and $17,650,224, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85% of its average daily net assets. For the six months ended February 28, 1997, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .95% of average daily net assets on an annual basis. As of February 28, 1997, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the


                                                           Semiannual Report  11

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $8,325 and $9,408, or a total of $17,733, from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from RIS or Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The


12  Semiannual Report

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $17,022 for the six months ended February 28, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:


          Advisory fees                $    66,716
          Administration fees                1,371
          Custodian fees                     4,067
          Distribution fees                    609
          Shareholder servicing fees         5,340
          Transfer agent fees               28,329
          Trustees' fees                       893
                                       -----------
                                       $   107,325
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, two shareholders (who are also affiliates of the Investment Company) were each record owners of approximately 23% of the total outstanding shares of the Fund.

5.   DIVIDENDS

     On March 3, 1997 the Board of Trustees declared a dividend of $.0112 from net investment income, payable on March 11, 1997 to shareholders of record on March 4, 1997.


                                                           Semiannual Report  13

SSgA GROWTH AND INCOME FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


14  Semiannual Report

                                SSgA FUNDS-SM-


                              SEMIANNUAL REPORT

                              INTERMEDIATE FUND

                              FEBRUARY 28, 1997

                                SSgA FUNDS-SM-

                              INTERMEDIATE FUND


                        Semiannual Report (Unaudited)

                              February 28, 1997



                              Table Of Contents

                                                                           Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   11

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   16



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERMEDIATE FUND

                                                        STATEMENT OF NET ASSETS
                                                  February 28, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 97.0%
ASSET-BACKED SECURITIES - 6.9%
CIT RV Trust
      6.400% due 02/15/07                             $      300     $      300
Ford Credit Auto Loan Master Trust
   Series 1996-1 Class A
      5.500% due 02/15/03                                    370            355
Ford Credit Auto Owner Trust
   Series 1996 - B Class A4
      6.300% due 01/15/01                                    500            499
MBNA Master Credit Card Trust
   Series 1993-3 Class A
      5.400% due 09/15/00                                  1,000            987
Premier Auto Trust
   Series 1996-2 Class A3
      6.350% due 01/06/00                                    400            401
Standard Credit Card Master Trust I
   Series 1993-3 Class A
      5.500% due 02/07/00                                    500            493
                                                                     ----------

                                                                          3,035
                                                                     ----------

CORPORATE BONDS AND
NOTES - 52.4%
Airtouch Communications, Inc.
      7.000% due 10/01/03                                    375            375
Associates Corp. of North America
      6.375% due 08/15/98                                    800            801
      6.250% due 03/15/99                                    400            399
      7.500% due 05/15/99                                    500            511
Banc One, Milwaukee, N.A.
      6.625% due 04/15/03                                    500            492
Berkley (W.R.) Corp.
      9.875% due 05/15/08                                    400            470
Branch Banking & Trust Co.
      5.700% due 02/01/01                                    250            241
Burlington Northern Santa Fe Corp.
      6.375% due 12/15/05                                    200            190
Caterpillar Financial Services Corp.
      6.410% due 06/11/98                                    500            502
Chase Manhattan Corp. New
      5.500% due 02/15/01                                    500            478
CIT Group Holdings, Inc.
      5.625% due 04/01/98                                    400            398
      6.500% due 07/13/98                                    500            503
      6.350% due 07/31/98                                    500            502
CIT Group Holdings, Inc. (MTN)
      6.250% due 10/04/99                                    500            497
Citicorp
      5.625% due 02/15/01                                    500            481
Commercial Credit Group, Inc.
      8.700% due 06/15/09                                    500            563
Discover Credit Corp.
   Series 2 (MTN)
      9.000% due 04/01/98                                    325            335
Enron Corp.
      9.650% due 05/15/01                                    150            164
Exxon Capital Corp.
      6.500% due 07/15/99                                    500            501
First Data Corp. Series B (MTN)
      6.820% due 09/18/01                                    500            500
First National Bank of Boston
      8.375% due 12/15/02                                    200            213
      7.375% due 09/15/06                                    500            505
Fleet Financial Group
      7.250% due 09/01/99                                    500            509
Ford Motor Company
      7.500% due 11/15/99                                    555            568
Ford Motor Credit (MTN)
      6.110% due 12/28/01                                    400            389
Ford Motor Credit Co.
      8.375% due 01/15/00                                    350            367
General Motors Acceptance Corp.
      7.125% due 06/01/99                                    500            507


                                                           Semiannual Report  3

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

General Motors
   Acceptance Corp. (MTN)
      5.950% due 12/28/98                             $      500     $      497
      6.625% due 04/24/00                                    200            200
GTE Corp.
      9.375% due 12/01/00                                    500            544
Harris Corp.
      6.650% due 08/01/06                                    700            697
Integra Bank (MTN)
      6.550% due 06/15/00                                    500            497
International Lease Finance Corp.
      5.750% due 03/15/98                                    500            498
      6.625% due 08/15/00                                    500            500
International Lease
   Finance Corp. (MTN)
      6.050% due 04/30/99                                    210            208
John Deere Capital Corp.
      6.000% due 02/01/99                                    180            179
Kemper Corp.
      6.875% due 09/15/03                                    500            497
Key Bank, N. A.
      6.050% due 04/06/98                                    600            599
KFW International Finance, Inc.
      7.625% due 02/15/04                                    100            105
KFW International Finance, Inc. (MTN)
      8.200% due 06/01/06                                    500            542
Lockheed Martin Corp.
      6.550% due 05/15/99                                    475            475
McDonnell Douglas Corp.
      6.875% due 11/01/06                                    115            114
Merrill Lynch & Co., Inc. (MTN)
      6.510% due 03/19/01                                    300            298
Morgan Stanley Group, Inc. (MTN)
      5.625% due 03/01/99                                    755            745
News America Holdings, Inc.
      7.450% due 06/01/00                                    200            203
Norwest Financial, Inc.
   Series B (MTN)
      6.375% due 10/01/99                                    500            498
Old Kent Bank (MTN)
      6.875% due 04/15/98                                    500            505
Pitney Bowes Credit Corp.
   Series C (MTN)
      6.540% due 07/15/99                                    700            702
Praxair, Inc.
      6.900% due 11/01/06                                    100             99
Republic (New York) Corp.
      7.750% due 05/15/02                                    500            520
Seagate Technology, Inc.
      7.125% due 03/01/04                                     60             60
Sears Roebuck Acceptance Corp.
   Series 2 (MTN)
      6.540% due 05/06/99                                    500            501
Societe Generale - New York
      7.400% due 06/01/06                                    200            203
Transamerica Finance Corp.
   Series E (MTN)
      5.820% due 06/09/98                                    125            124
Transamerica Financial Corp.
      6.800% due 03/15/99                                    500            504
                                                                     ----------

                                                                         23,075
                                                                     ----------

MORTGAGE-BACKED
SECURITIES - 2.9%
Federal Home Loan Mortgage Corp.
   Participation Certificate Group
    #L7-3986 4.500% due 04/01/01                             410            383
Federal National Mortgage
   Association Pools
    #328962 6.000% due 01/01/09                              615            595
    #367205 5.500% due 07/01/11                              321            303
                                                                     ----------

                                                                          1,281
                                                                     ----------


4  Semiannual Report

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1997 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

UNITED STATES GOVERNMENT
AGENCIES - 4.5%
Federal National Mortgage
   Association
      6.600% due 06/24/99                             $      250     $      252
      9.050% due 04/10/00                                    200            215
      5.450% due 10/10/03                                    500            467
Federal National Mortgage
   Association (MTN)
      5.200% due 04/30/98                                    600            595
State of Israel Guaranteed Notes
   Series 3-A
      6.000% due 02/15/99                                    450            448
                                                                     ----------

                                                                          1,977
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 13.8%
United States Treasury Notes
      5.875% due 01/31/99                                    865            862
      8.000% due 08/15/99                                    100            104
      5.875% due 02/15/00                                  1,175          1,164
      6.250% due 04/30/01                                    445            443
      6.250% due 01/31/02                                  1,010          1,003
      5.875% due 02/15/04                                    540            521
      7.250% due 05/15/04                                    500            521
      6.875% due 05/15/06                                    550            560
      6.500% due 10/15/06                                    600            595
      6.250% due 02/15/07                                    320            313
                                                                     ----------

                                                                          6,086
                                                                     ----------

YANKEE BONDS - 16.5%
ABN AMRO North America, Inc.
   (Chicago)
      7.550% due 06/28/06                                    500            515
Australia & New Zealand Banking
   Group LTD.
      6.250% due 02/01/04                                    300            287
Enersis SA
      6.900% due 12/01/06                                    160            155
Finland, Republic of
      7.875% due 07/28/04                                    215            230
General Motors Acceptance Corp.
      6.750% due 02/07/02                                    500            499
Korea Development Bank
      7.250% due 05/15/06                                     85             86
Manitoba, Province of
      6.875% due 09/15/02                                    500            503
Manitoba, Province of Series CK
      9.000% due 12/15/00                                    500            538
New Zealand, Government of
      8.750% due 12/15/06                                    500            567
Ontario, Province of
      8.000% due 10/17/01                                    250            263
      7.375% due 01/27/03                                    500            515
Quebec, Province of
      9.125% due 03/01/00                                  1,275          1,362
Santander Financial Issuances
      7.250% due 05/30/06                                    500            501
Usinor Sacilor
      7.250% due 08/01/06                                    200            198
Victorian Public Authority Financial
   Agency
      8.450% due 10/01/01                                    500            535
Westpac Banking, Ltd.
      7.875% due 10/15/02                                    500            523
                                                                     ----------

                                                                          7,277
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $42,815)                                                           42,731
                                                                     ----------

SSgA
INTERMEDIATE FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                  February 28, 1997 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 4.8%
Dreyfus Cash Management Plus, Inc.
   Money Market Fund (a)                              $        4     $        4
Franklin US Treasuries
   Money Market Fund (a)                                     698            698
Valiant Money Market Fund
   Class A (a)                                             1,436          1,436
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,138)                                                             2,138
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $44,952)(b) - 101.8%                                $   44,869

OTHER ASSETS AND LIABILITIES,
NET - (1.8%)                                                               (814)
                                                                     ----------

NET ASSETS - 100.0%                                                  $   44,055
                                                                     ----------
                                                                     ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.

ABBREVIATIONS:
MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.

6  Semiannual Report

SSgA
INTERMEDIATE FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $44,952,434)(Note 2). . . . . . . . . . . . . . . . . . . . . . . .     $   44,868,387
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            749,238
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            559,034
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            179,953
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,978
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         46,370,590



LIABILITIES
Payables (Note 4):
   Investments purchased (regular settlement). . . . . . . . . . . . . . . . . . . . . .    $    1,603,241
   Investments purchased (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . .           601,252
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            57,279
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .            41,707
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,457
                                                                                            --------------


      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,315,936
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   44,054,654
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   387,565
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (276,907)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .            (84,047)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,566
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         44,023,477
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   44,054,654
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($44,054,654 divided by 4,565,524 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .          $9.65
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.



                                                            Semiannual Report 7

SSgA
INTERMEDIATE FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                           For Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,413,122
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             29,516
                                                                                                               --------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,442,638


Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      180,979
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,506
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,334
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,795
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,678
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,350
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,299
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            36,528
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,784
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             4,609
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,056
                                                                                            --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           287,918
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (152,196)
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            135,722
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,306,916
                                                                                                               --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (10,594)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . . .            587,907
                                                                                                               --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            577,313
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $    1,884,229
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
INTERMEDIATE FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       1,306,916   $       2,315,906
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .              (10,594)            156,084
   Net change in unrealized appreciation or depreciation of investments  . . . . . .              587,907            (882,679)
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .            1,884,229           1,589,311

Distributions to shareholders from net investment income . . . . . . . . . . . . . .           (1,521,723)         (2,233,116)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .            2,174,393           8,268,562
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .            2,536,899           7,624,757
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .           41,517,755          33,892,998
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD
   (including undistributed net investment income of
   $387,565 and $602,372, respectively). . . . . . . . . . . . . . . . . . . . . . .    $      44,054,654   $      41,517,755
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1997 (UNAUDITED)               ENDED AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . . .          1,091,328   $      10,495,424           3,900,705   $      37,719,166
Fund shares issued to shareholders
   in reinvestments of distributions . . . . .            144,024           1,381,067             196,508           1,896,146
Fund shares redeemed . . . . . . . . . . . . .         (1,005,956)         (9,702,098)         (3,247,621)        (31,346,750)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . . .            229,396   $       2,174,393             849,592   $       8,268,562
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  9

SSgA
INTERMEDIATE FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                     The following table includes selected data for a share oustanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                               1997*         1996         1995         1994**
                                                                            ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . .    $     9.57   $     9.72   $     9.37   $    10.00
                                                                            ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . .           .28          .53          .56          .42
   Net realized and unrealized gain (loss) on investments. . . . . . . .           .13         (.14)         .34         (.76)
                                                                            ----------   ----------   ----------   ----------

   Total Income From Investment Operations . . . . . . . . . . . . . . .           .41          .39          .90         (.34)
                                                                            ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . .          (.33)        (.54)        (.55)        (.29)
                                                                            ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . .    $     9.65   $     9.57   $     9.72   $     9.37
                                                                            ----------   ----------   ----------   ----------
                                                                            ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .          4.33         4.12        10.05        (3.42)

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b)(c) . . . . . . . .           .60          .60          .60          .60
   Operating expenses, gross, to average net assets (b)(c) . . . . . . .          1.27         1.38         1.67         1.51
   Net investment income to average net assets (b) . . . . . . . . . . .          5.78         5.57         6.29         5.11
   Portfolio turnover (b). . . . . . . . . . . . . . . . . . . . . . . .        222.10       221.73        26.31        15.70
   Net assets, end of period ($000 omitted). . . . . . . . . . . . . . .        44,055       41,518       33,893       19,963
   Per share amount of fees waived ($ omitted) . . . . . . . . . . . . .            --           --           --        .0002
   Per share amount of fees reimbursed ($ omitted)(c). . . . . . . . . .         .0320        .0743        .0946        .0753


 *  For the six months ended February 28, 1997 (Unaudited).
** For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


10  Semiannual Report

SSgA
INTERMEDIATE FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                  February 28, 1997 (Unaudited)


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

    Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


                                                          Semiannual Report  11

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1997 (Unaudited)


    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At February 28, 1997, the Fund had net tax basis capital loss carryovers of $103,195 and $155,968 which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2003 and August 31, 2004, respectively, whichever occurs first.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                 NET
                                                              UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
         --------------   --------------   --------------   --------------
         $   44,952,434   $      144,917   $     (228,964)  $      (84,047)

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.


12  Semiannual Report

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1997 (Unaudited)


    DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

    FORWARD COMMITMENTS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date upon which the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement, if it is appropriate to do so, and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $19,922,718, and $15,447,713, respectively.

    For the six months ended February 28, 1997, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $30,626,645 and $32,848,954, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. For the six months ended February 28, 1997, the Adviser voluntarily agreed to reimburse the Fund for all expenses in


                                                          Semiannual Report  13

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1997 (Unaudited)


    excess of .60% of average daily net assets on an annual basis. As of February 28, 1997, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $5,654, $1,311 and $2,334, or a total of $9,299, from the Adviser, RIS and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.


14 Semiannual Report

SSgA
INTERMEDIATE FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1997 (Unaudited)


    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Advisory fees                $    11,129
          Administration fees                  981
          Custodian fees                     6,082
          Distribution fees                    924
          Shareholder servicing fees         1,831
          Transfer agent fees               19,800
          Trustees' fees                       960
                                       -----------
                                       $    41,707
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, one shareholder (who is also an affiliate of the Investment Company) was record owner of approximately 27% of the total outstanding shares of the Fund.

5.   DIVIDENDS
     On March 3, 1997, the Board of Trustees declared a dividend of $.0851 from net investment income, payable on March 11, 1997 to shareholders of record on March 4, 1997.


                                                          Semiannual Report  15

SSgA INTERMEDIATE FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


16  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                              EMERGING MARKETS FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-

                              EMERGING MARKETS FUND


                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    17

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    18

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    23

"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. INVESTMENTS IN EMERGING OR DEVELOPING MARKETS INVOLVE EXPOSURE TO ECONOMIC STRUCTURES THAT ARE GENERALLY LESS DIVERSE AND MATURE, AND TO POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF MORE DEVELOPED COUNTRIES. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS .

SSgA
EMERGING MARKETS FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 83.9%
ARGENTINA - 4.7%
Acindar Industria Argentina de Aceros SA Class B         718,702     $    1,348
Alpargatas                                               728,007            706
Astra cia Argentina de Petro                             329,720            597
Banco de Galicia                                         149,240            900
Celulosa Argentina                                       930,877            210
Dalmine Siderca SA                                       292,521            594
Ledesma                                                  359,967            436
Naviera Perez Companc Class B                            163,992          1,257
Polledo SA Class A (a)                                    32,863             38
Siderar SA Class A                                        11,700             37
Telecom Argentina Class B                                114,329            546
Telefonica de Argentina Class B                          200,250            633
YPF SA Class D                                            59,969          1,604
                                                                     ----------

                                                                          8,906
                                                                     ----------

BRAZIL - 9.1%
Companhia Siderurgica de Tubarao NPV                  13,300,000            215
Eletrobras (centrais) NPV                              8,458,900          3,718
Sider Nacional cia NPV                                82,954,000          3,054
Telecomunicacoes Brasileiras NPV                     102,480,496          9,700
Telecomunicacoes de Sao Paulo SA - NPV                 1,581,871            434
                                                                     ----------

                                                                         17,121
                                                                     ----------

CHILE - 0.6%
Chile Fund, Inc.                                          10,200            246
Compania de Telecomunicaciones de Chile SA - ADR          10,200            298
Empresa Nacional de Electric - ADR                        18,600            358
Enersis SA - ADR                                           6,200            205
Madeco SA - ADR                                            1,400             43
                                                                     ----------

                                                                          1,150
                                                                     ----------

CHINA - 1.2%
Beiren Printing Class H                                   60,000             15
Dong Fang Electric Machinery, Ltd. Class H                64,000             21
Guangshen Railway Co., Ltd. - ADR (a)                      6,000            145
Guangzhou Shipyard Class H                               122,000             29
Harbin Power Equipment Class H                           316,000             58
Huaneng Power International, Inc. - ADR Series N          23,900            526
Jilin Chemical Industrial Company, Ltd. Class H          166,000             24
Luoyang Glasswork Class H                                268,000             62
Maanshan Iron & Steel Class H                            590,000            139
Quingling Motors Class H                                 591,000            359
Shandong Huaneng Power Co., Ltd. Series N - ADR           16,500            171
Shanghai Hai Xing Shipping Co. Class H                 1,484,000            157
Shanghai Petrochemical Corp.                               7,500            213
Tsingtao Brewery Class H                                 151,000             61
Yizheng Chemical Fibre Class H                           946,000            222
Zhenhai Refining & Chemical Co., Ltd. Series H           110,000             42
                                                                     ----------

                                                                          2,244
                                                                     ----------

COLOMBIA - 1.2%
Banco Ganadero SA Class B - ADR                           39,900          1,222
Banco Industrial Colombiano SA - ADR                      21,000            381


                                                            Semiannual Report  3

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Cementos Diamante SA - GDR                                49,300     $      687
                                                                     ----------

                                                                          2,290
                                                                     ----------

CZECH REPUBLIC - 3.3%
Ceska Sporitelna AS (a)                                   18,835            211
Ceske Radiokomunikace (a)                                    470             61
CEZ (a)                                                   36,460          1,508
Chemopetrol Group AS                                      15,153            736
Cokoladovny AS                                               700            103
Inzenyrske a Prumyslove Stavby AS (a)                      3,300             36
Komercni Banka AS (a)                                      7,377            696
Skoda Koncern Plzen AS                                    16,591            655
SPT Telecom AS                                            17,030          2,210
                                                                     ----------

                                                                          6,216
                                                                     ----------

EGYPT - 0.1%
Suez Cement Co. - GDR (a)                                  6,900            128
                                                                     ----------

                                                                            128
                                                                     ----------

GREECE - 3.4%
Alcatel Cables Hellenic (a)                                6,500             60
Alpha Finance SA                                           6,000            136
Alpha Leasing SA (Regd)                                    3,800             90
Aluminum Co. of Greece Industrial and
   Commercial (Regd)                                       3,420            194
Commercial Bank of Greece (Regd)                          18,260            738
Credit Bank (Regd)                                         9,720            845
Ergo Bank (Regd)                                           4,540            267
Ergo Bank SA (a)                                             151              9
Ergo Bank SA Rights (a)                                    4,540             60
ETBA Leasing SA (Regd)                                     6,300             74
Hellenic Bottling                                         11,500            380
Hellenic Telecommunication Organization SA                14,400            315
Heracles General Cement Co.                               38,520            545
Ionian Bank SA (Regd)                                     10,200            225
Klonatex                                                   6,880            128
Loulis Flour Mills SA (Regd)                              46,420            223
Naoussa Spinning Mills                                    39,800            155
National Bank of Greece (Regd)                            11,450          1,176
National Mortgage Bank                                     6,810            432
Nikas SA                                                   3,800             40
Petzetakis SA                                             22,281            104
Shelman SA                                                18,120            105
Strintzis Shipping                                        49,640            187
                                                                     ----------

                                                                          6,488
                                                                     ----------

HUNGARY - 2.5%
Agrimpex Series A                                            300             36
Danubius Hotels & Spa (Regd)                              14,831            474
Domus Kereskedilmi                                         6,294             17
Egis Gyogyszergyar                                        21,126          1,253
Fotex Rt. (Regd)                                         207,812            163
Fotex Rt. Austrian Certificate (Regd)                    176,296            134
Magyar Olaj Es Gas                                        35,000            619
Martfu Brewery (Regd)                                        387              7
Mol Magyar Olay-Es Gazipari - GDR                         16,700            294
Mol Magyar Olay-Es Gazipari - GDS                         31,000            546
Pick Szeged Rights (a)                                     3,448            231
Richter Gedeon, Ltd. - GDR                                10,500            722
Skala Coop                                                 9,554            108
                                                                     ----------

                                                                          4,604
                                                                     ----------

INDIA - 2.9%
Bombay Fund                                              147,223          1,251
Morgan Stanley India Investment Fund, Inc.               165,300          1,818
Reliance Industries Ltd. - GDS                            25,000            426
The India Fund, Inc.                                     233,900          1,989
                                                                     ----------

                                                                          5,484
                                                                     ----------


4  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

ISRAEL - 1.5%
Bank Hapoalim, Ltd. (a)                                  125,400     $      241
Bank Leumi Le-Israel (a)                                 117,500            194
Bezeq Israeli Telecommunication Corp., Ltd.               66,000            166
Clal Industries, Ltd.                                    400,000            114
Clal Israel, Ltd.                                         19,500            101
Dead Sea Works, Ltd. (a)                                  33,614            105
Delek Israel Fuel Corp., Ltd. (a)                          1,920             59
Discount Investment Corp. (Regd)(a)                        1,080             79
ECI Telecom, Ltd.                                         13,000            306
Electric Wire & Cable                                     14,000             58
Electrochemical Industries 1952, Ltd. (a)                 39,713             45
IDB Development Corp., Ltd. (a)                            5,780            125
Israel Chemicals, Ltd. (a)                               128,000            143
Koor Industries, Ltd. (a)                                  1,620            156
Supersol, Ltd.                                            32,200            101
Tadiran, Ltd. - ADR                                        7,300            202
Teva Pharmaceutical Industries, Ltd. - ADR                10,100            624
                                                                     ----------

                                                                          2,819
                                                                     ----------

MALAYSIA - 7.0%
Amalgamated Steel Mills                                  546,000            484
Arab-Malaysian Development Berhad                        333,000            290
Berjaya Leisure Berhad                                   182,000            509
Cement Industries                                        146,000            444
Cold Storage                                              24,000             41
DCB Holdings Berhad                                       61,000            244
Faber Group Berhad                                       273,600            350
Federal Flour Mills Berhad                                30,000             76
Golden Hope Plantation                                   268,000            484
Highlands & Lowlands                                     250,000            447
IGB Corp. Berhad                                         219,000            268
IND Oxygen, Inc.                                         165,000            298
Jasa Megah Industries                                     31,000             48
Kuala Lumpur Kepong                                      216,000            652
Kumpulan Guthrie                                         297,000            517
Kwong Yik Bank                                            86,000            346
Lion Land Berhad                                         314,000            397
Malayan Banking Berhad                                    34,000            404
Malaysia Mining Corp.                                    290,000            402
Malaysian Airline System                                 175,000            465
Malaysian Helicopter Services                            170,000            241
Malaysian International
   Shipping Corp. (Alien Market)                         185,000            488
MBF Capital Berhad                                       184,000            378
Oriental Holdings Berhad                                  78,400            707
Perlis Plantations                                        81,250            252
Public Bank Berhad                                        88,000            141
Public Bank Berhad (Alien Market)                         77,333            181
Rashid Hussain Berhad                                     93,000            753
Renong Berhad                                            253,000            461
Sime Darby Berhad (Resident Shares)                      109,800            416
Tan Chong Motor Holdings                                 171,000            348
Telekom Malaysia                                          30,000            243
Tenaga Nasional                                          171,000            820
Tractors Malaysia Holdings Berhad                         37,000             77
UMW Holdings Berhad                                       34,000            179
UMW Holdings Berhad 2000 Warrants (a)                      4,000             12
United Engineers Berhad                                    7,308             67
Wembley Industries Holdings                              129,000            231
                                                                     ----------

                                                                         13,161
                                                                     ----------

MEXICO - 6.3%
Alfa SA de CV Class A NPV                                148,662            845
Carso Global Telecom Series A1 NPV                        51,000            157


                                                            Semiannual Report  5

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                    February 28, 1997(Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Celanese Mexicana Series B NPV                           124,000        $   267
Cemex SA de CV Class B NPV                               135,737            589
Cifra SA de CV Class B NPV                               167,000            260
Controladora Comercial Mexicana SA de CV (Units)(a)      462,000            381
Cydsa SA Series A NPV                                     96,000            239
Desc SA de CV NPV                                            625              4
Desc Sociedad de Fomento
   Industrial SA de CV Series B NPV                       30,000            191
Fomento Economico Mexicano SA de CV Series B NPV         167,000            714
Grupo Carso Series A NPV                                  51,000            289
Grupo Cementos Chihuahua Series B NPV                    200,000            221
Grupo Continental NPV                                     19,000            105
Grupo Financiero Bancomer SA de CV Series L NPV (a)       10,355              3
Grupo Financiero Bancomer Series B NPV                 1,574,000            614
Grupo Financiero Serfin Series B NPV                      20,000              8
Grupo Gigante SA Series B NPV                            810,000            239
Grupo Mexico SA Series B NPV                              43,108            142
Grupo Posadas SA Series A NPV (a)                        100,000             45
Grupo Sidek Series B NPV                                 400,000             42
Grupo Simec SA de CV Series B NPV                        620,000            146
Grupo Tribasa SA de CV - ADR                              65,000            447
Ingenieros Civiles NPV                                    34,000            562
Kimberly-Clark, Mexico Class A NPV                        36,000            775
Sears Roebuck de Mexico Series B NPV                     110,000            192
Telefonos de Mexico SA Series L - ADR                     67,800          2,636
Telefonos de Mexico SA Series L NPV                      192,900            374
Transportacion Maritima Mexicana
   SA de CV - ADR Series A                                 8,000             39
Tubos de Acero de Mexico NPV                              47,000            772
Vitro SA NPV                                             231,000            642
                                                                     ----------

                                                                         11,940
                                                                     ----------

PAKISTAN - 2.9%
Bank of Punjab                                            68,120             55
Cherat Cement Co., Ltd.                                   93,000             65
Crescent Textile Mills                                    43,050             20
Dandot Cement Co.                                         35,000              9
Dewan Salmon Fibre                                       159,140            175
DG Kahn Cement                                           160,000             66
Dhan Fibres, Ltd. (a)                                  1,027,000            197
Engro Chemical                                            73,940            338
Fauji Fertilizer Co., Ltd.                               290,800            573
Hub Power Co., Ltd. - GDR                              1,146,300          1,137
Ici Pakistan (a)                                         874,000            596
Karachi Electric Supply Co.                              516,520            226
Lucky Cement Corp. (a)                                   190,000             62
Muslim Commercial                                        372,860            370
Pakistan International Air                               228,000             77
Pakistan State Oil Company, Ltd.                          78,586            611
Pakistan Telecom                                         768,900            570
Pioneer Cement                                            61,300             17
Sui Southern Gas Co., Ltd.                               369,293            296
Sui Northern Gas Pipelines                               141,703            114
                                                                     ----------

                                                                          5,574
                                                                     ----------

PHILIPPINES - 2.3%
Aboitiz Equity Ventures                                  751,900             76


6  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Alsons Cement Corp.                                      656,250     $      169
Belle Corporation                                        283,200             90
Filinvest Development Corp.                              302,100             89
First Philippine Holdings Class B                         52,250            123
JG Summit Holdings, Inc. Series B                        863,300            243
Kuok Philippine Properties, Inc. (a)                   2,915,700            188
Manila Electric Co. Class B                               51,500            409
Megaworld Properties & Holdings, Inc. (a)                308,000            109
Metropolitan Bank & Trust Co.                              9,600            266
Metropolitan Bank & Trust Co. Rights (a)                     311              1
Petron Corp.                                             479,700            191
Philex Mining Corp. Class B (a)                          133,000             16
Philippine Long Distance Telephone Co. - ADR              15,000            870
Philippine National Bank                                  18,700            218
Robinson's Land Corp. Class B (a)                        955,500            185
San Miguel Corp. Class B                                  98,200            365
SM Prime Holdings                                        881,600            264
Southeast Asia Cement Holdings, Inc. (a)               1,806,600            175
Union Bank of the Philippines (a)                        171,100            189
Universal Robina                                         372,600            188
                                                                     ----------

                                                                          4,424
                                                                     ----------

POLAND - 2.2%
Bank Inicjatyw Gospodarczych                             382,080            575
Bank Rozwoju Eksportu SA                                  18,310            641
Bank Slaski SA                                             7,625            877
Elektrim                                                  55,995            567
Exbud SA                                                  17,362            219
Jelfa                                                     11,865            268
Mostostal Export SA                                        9,430             25
Okocimskie Zaklady Piwowarskie SA                         31,688            210
Polifarb                                                  39,555            246
Sokolowskie Zaklady Miesne SA                             84,840            150
Universal SA                                              48,640            162
WBK                                                       21,500            178
Wolczanka SA                                               2,850             19
Zywiec                                                     1,875            115
                                                                     ----------

                                                                          4,252
                                                                     ----------

PORTUGAL - 5.0%
Banco Comercial Portuguese (Regd)                        118,867          1,707
Banco Portugues de Investimento (Regd)                    35,930            535
Banco Totta e Acores (Regd)                               13,236            197
Banif Banco International do Funchal                      37,757            291
BPI-SGPS SA (a)                                           13,653            195
Cimpor Cimentos de Portugal                               21,100            460
Companhia de Celulose do Caima SA                         13,900            310
Corticeira Amorim SGPS                                    34,700            427
Empresa Fabril de Maquinas Electricas - Efacec            45,866            365
Estabelecimentos Jeronimo Martins & Filho (a)              7,500            405
Jeronimo Martins SGPS                                      7,500            405
Lusotur Societe Finance de Turismo                        11,800            199
Mague Gestao e Partipacoes                                15,200            452
Modelo Continente SGPS SA                                 14,700            515
Portucel Industrial SA                                    42,900            257
Portugal Telecom SA                                       29,200          1,025


                                                            Semiannual Report  7

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Portugal Telecom SA - ADR                                  7,200     $      251
Salvador Caetano Industrias Metalurgicas
   Veiculos de Transporte SA                               2,464             57
Soja de Portugal                                          21,900            200
Sonae Investimentos Rights (a)                            15,600             60
Sonae Investimentos SA                                    15,600            496
Soporcel SA                                               15,600            460
Telecel-Comunicacaoes Pessoaissa                           2,000            164
                                                                     ----------

                                                                          9,433
                                                                     ----------

RUSSIA - 0.8%
AO Mosenergo - ADR                                        11,000            451
Chernogorneft - ADR                                        5,000             66
Lukoil Oil Co. - ADR                                      12,000            708
Vimpel-Communications - ADR (a)                            8,500            292
                                                                     ----------

                                                                          1,517
                                                                     ----------

SOUTH AFRICA - 6.6%
AECI, Ltd.                                                77,202            386
Amalgamated Banks of South Africa                        124,997            795
Anglo America Corp. SA                                    20,673          1,304
Anglo American Industrial Corp.                           11,744            469
Barlow, Ltd.                                              38,539            407
De Beers Centenary AG                                     36,444          1,265
Del Monte Royal Food, Ltd.                               291,139            201
Free State Consolidated Gold Mines, Ltd.                  40,668            354
Gencor, Ltd.                                             164,950            714
Impala Platinum Holdings, Ltd.                            34,600            483
Iscor                                                    478,429            363
Liberty Life Association of Africa                        27,100            785
Liberty Life Strategic                                    92,707            316
Malbak, Ltd. NPV                                          77,400            373
Polifin, Ltd.                                              4,500              9
Rembrandt Group, Ltd.                                     79,294            814
Sappi, Ltd.                                               48,488            395
Sasol NPV                                                 72,646            787
South African Breweries                                   14,800            443
Standard Bank Investment Corp., Ltd.                      19,650            801
Tongaat-Hulett Group, Ltd.                                21,166            332
Vaal Reefs Exploration & Mining, Ltd.                      5,978            455
Western Deep Levels, Ltd.                                  9,091            316
                                                                     ----------

                                                                         12,567
                                                                     ----------

SOUTH KOREA - 7.4%
Bank of Seoul                                            126,570            541
Cheil Industrial, Inc.                                    38,700            466
Daelim Industrial Co.                                     51,584            488
Daewoo Corp.                                             102,260            704
Daewoo Electronics Co.                                    97,620            582
Daewoo Telecom Co.                                        34,918            307
Dong Shin Housing & Construction Co. (a)                  59,710            110
Dongkuk Steel Mill                                        16,638            381
Haitai Confectionery Co., Ltd.                            37,010            561
Haitai Electronics Co. (a)                                13,012            150
Hana Bank                                                 10,496            134
Hanil Bank                                                21,680            115
Hanshin Construction Co.                                  81,040            394
Hanshin Securities                                           501              4
Housing & Commercial Bank, Korea                           2,460             34
Kia Steel Co., Ltd.                                       11,800             46
Korea Electric Power Corp. (a)                            72,830          2,090
Korea First Bank                                          94,560            383
Korea First Bank Securities                               25,080            224
Korea First Securities Co.                                 2,472             14
Korea Fund, Inc.                                          10,603            162
Korea Mobile Telecommunications Corp.                        298            171


8  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Kumho Construction & Engineering Co.                      54,170     $      323
Kun Young Construction Corp. (a)                         111,390            322
Kwang Ju Bank                                             55,952            337
Kyong Nam Bank                                            20,920            182
Kyungki Bank (a)                                          67,812            392
L.G. Information & Communication                           6,491            545
LG Merchant Banking Corp.                                  4,346             60
LG Merchant Banking Corp. New (a)                          3,679             47
Orion Electric Co.                                        32,130            379
Pohang Iron & Steel (a)                                    4,230            211
Samsung Co.                                               51,600            586
Samsung Electronics, Ltd.                                  3,688            248
Seoul Access Trust - IDR                                      12            117
Seoul Horizon Trust                                        5,000             59
Ssangyong Cement Co., Ltd.                                29,220            392
Sung Bo Chemical                                           3,672             98
Sunkyong Industries (a)                                   30,590            556
Tongyang Cement                                            6,000            115
Tongyang Investment & Finance Corp.                       34,904            392
Tongyang Nylon Co.                                        18,094            431
Yukong, Ltd.                                              11,058            206
                                                                     ----------

                                                                         14,059
                                                                     ----------

SRI LANKA - 1.4%
Aitken Spence & Co.                                       47,900             83
Asian Hotel Corp.                                        176,200             36
Blue Diamond Jewel NPV                                   241,987             43
Central Finance Co.                                       12,800             53
Ceylon Grain Elevator                                     22,100              6
Colombo Drydocks                                         114,700             30
Commercial Bank of Ceylon                                 13,200             33
Development Finance Corp.                                202,200            949
Hayleys                                                   99,005            337
John Keells Holdings, Ltd.                               232,195            767
Lanka Ceramic                                             88,200             46
Lanka Milk Food                                           21,600              3
Lanka Orix Leasing (a)                                    12,400             33
Merchant Bank of Sri Lanka                               162,800             57
National Development Bank                                 24,000             84
Richard Pieris & Co.                                       9,900             14
United Motor                                              32,160             16
Vanik, Inc. (a)                                           99,000             28
                                                                     ----------

                                                                          2,618
                                                                     ----------

TAIWAN - 3.3%
Acer, Inc.                                               105,468            230
Ambassador Hotel                                         185,000            330
Cathay Life Insurance                                    115,460            751
Chang Hwa Bank                                            13,000             84
Cheng Loong                                               14,388             11
Chia Hsin Flour                                           25,889             18
China Development Corp.                                  195,000            762
China Petrochemical Development Corp.                    289,000            456
China Rebar                                               23,658             18
China Steel Corp.                                        510,450            484
Ensure Co., Ltd.                                          88,000             98
Far Eastern Textile                                      306,290            477
Hua Nan Bank                                             161,900            859
Hualon Teijran                                            26,059             24
Kao Hsing Chang Iron & Steel                              16,200             17
Kwong Fong Industries                                     14,950             20
Lealea Enterprise                                         20,224             19
Pacific Construction                                     316,857            311
Pacific Electrical Wire & Cable                          370,700            389
Prince Housing Development                                13,860             14
Taipei Business Bank                                      54,500            145
Tuntex Distinct                                          410,550            310
Walsin Lihwa Wire                                        301,233            254


                                                            Semiannual Report  9

SSgA
Emerging Markets Fund

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Wan Yu Paper                                              20,160     $       10
Yieh Loong Co.                                            22,143             16
Yue Loong Motor                                           19,000             27
Yuen Foong Yu Manufacturing                               15,939             17
                                                                     ----------

                                                                          6,151
                                                                     ----------

THAILAND - 5.2%
Advanced Information Services                             47,700            461
Advanced Information Services (Alien Market)              43,800            392
Bangchak Petroleum                                       156,200             90
Bangkok Bank (Alien Market)                               83,300            733
Bangkok Land Co. (Alien Market)                          118,700            121
Bangkok Metropolitan Bank PLC (Alien Market)           1,052,200            333
Bangkok Rubber PLC (Alien Market)                         24,400              7
Bank of Ayudhya (Alien Market)                           149,150            340
Electricity Generating PLC (Alien Market)(a)             224,600            568
Finance One Public Co., Ltd. (Alien Market)              158,300            165
First Bangkok City Bank PLC (Alien Market)               305,900            275
Industrial Finance Corp. of Thailand (Alien Market)      140,100            371
International Cosmetics PLC (Alien Market)                 9,800             39
Karat Sanitaryware PLC (Alien Market)                     39,150             34
Krisda Mahanakorn PLC (Alien Market)                      97,700             75
Krung Thai Bank PLC (Alien Market)                       164,600            246
MDX PLC (Alien Market)                                   116,600             44
National Finance & Securities PLC                        271,600            370
National Petrochemical PLC (Alien Market)                103,900            106
Nava Finance & Securities PLC (Alien Market)             101,100            117
NEP Realty & Industry Co. PLC (Alien Market)              14,700              3
NTS Steel Groups Co., Ltd. PLC (Alien Market)(a)         130,800             36
Padaeng Industry Co., Ltd. PLC (Alien Market)             88,400             27
PTT Exploration & Production PLC (Alien Market)           58,400            798
Robinson Department Store PLC (Alien Market)              33,000             30
Saha Pathana Inter-Holding PLC (Alien Market)             44,200            109
Saha Union Corp. PLC (Alien Market)                      235,200            177
Sahaviriya Steel Industries PLC (Alien Market)           411,500            163
Shinawatra Satellite PLC (Alien Market)                  148,200            159
Siam Cement Co. (Alien Market)                            12,000            321
Siam City Bank PLC (Alien Market)                        467,200            383
Siam Commercial Bank PLC (Alien Market)                   62,300            354
Tanayong (Alien Market)                                  262,400            182
TelecomAsia (a)                                          163,000            296
TelecomAsia (Alien Market)                               471,200            869
Thai Farmers Bank (Alien Market)                          55,000            325
Tipco Asphalt PLC                                         38,000            176
TPI Polene, Ltd. PLC (Alien Market)                      108,500            180


10  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Unicord PLC (Alien Market)                               348,600     $        5
United Communications Industries (Alien Market)           55,600            346
Univest Land PLC (Alien Market)(a)                       281,600             33
                                                                     ----------

                                                                          9,859
                                                                     ----------

TURKEY - 2.1%
Akbank                                                 2,958,000            517
Eczacibasi Ilac Sanayii ve Ticaret AS                  4,126,000            279
Erciyas Biracilik Ve Malt Sanayii                      1,456,000            157
Eregli Demir Ve Celik Fabrikalari                      2,951,000            510
Izmir Demir Celik Sanayii AS                          11,171,636            191
Kartonsan                                              1,635,000            196
Petrokimya Holdings                                      805,000            393
Raks Elektronik Sanayii ve Ticaret AS (a)                510,000            156
T Sise Cam                                             3,428,173            551
Tofas Turk Otomobil Fabrikasi                          4,098,500            283
Turk Hava Yollari A.O.                                 1,430,000            349
Yapi Kredi Bankasi                                     8,044,500            379
                                                                     ----------

                                                                          3,961
                                                                     ----------

VENEZUELA - 0.1%
Corimon CA SA Class B - ADR                                8,000             10
Mavesa SA - ADR                                            7,180             47
Siderurgica Venezolana Sivensa - ADR                      13,800             46
                                                                     ----------

                                                                            103
                                                                     ----------

ZIMBABWE - 0.8%
Art Corp.                                                393,428              4
Delta Corp. (a)                                          748,935          1,173
Kadoma                                                   337,224             27
Mashoaland Holdings                                      266,434             60
National Food Holdings                                    33,965             18
TA Holdings                                              442,603             75
Whitehead                                                754,815             71
Zimbabwe Finance Holdings                                 85,044             56
Zimbabwe Spinners & Weavers                              465,991             24
Zimbabwe Sun, Ltd.                                        57,104             19
                                                                     ----------

                                                                          1,527
                                                                     ----------

TOTAL COMMON STOCKS
(cost $134,467)                                                         158,596
                                                                     ----------

PREFERRED STOCKS - 9.2%
BRAZIL - 9.0%
Acos Villares SA NPV                                   1,100,000            262
Banco Bradesco SA NPV                                121,077,064          1,014
Banco do Estado de Sao Paulo NPV                      66,086,600            264
Banco Itau SA (Regd)                                   1,764,000            903
Banco Nacional SA NPV (a)                             19,600,000            347
Caemi Mineracao e Metal (BR)                           6,992,000            392
CEMIG SA                                              33,323,856          1,343
Ceval Alimentos SA NPV                                61,288,800            717
Companhia Energetica de Sao Paulo NPV                 12,983,800            710
Companhia Siderurgica Belgo-Mineira NPV               10,270,000            928
Copene Petroquimica do Nordestse Series A (Regd)       1,580,341            581
Electrobras Series B NPV                               3,752,000          1,703
Hering SA (cia) NPV                                   30,450,000            200
Hering Textile SA - NPV (a)                            2,490,000              5
Papel Simao NPV                                       15,500,000            379


                                                           Semiannual Report  11

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Petroleo Brasileiro SA NPV                            12,808,900      $   2,620
Ripasa SA Celulose Papel NPV                              47,200             19
Sider Riograndense NPV                                47,506,668            908
Siderurgica Tubarao NPV                               56,938,928            959
TELESP - NPV                                             487,020            134
UNIPAR SA Class B                                        580,226            265
Usiminas Uni Sd Mg NPV                                 1,000,000              1
Vale Rio Doce (cia) NPV                                   88,765          2,357
                                                                     ----------

                                                                         17,011
                                                                     ----------

GREECE - 0.2%
Aluminum of Greece SA                                      2,000            102
Delta Dairy                                               32,304            310
                                                                     ----------

                                                                            412
                                                                     ----------

SOUTH KOREA - 0.0%
Tong Yang Securities Co.                                  18,540             71
                                                                     ----------

                                                                             71
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $14,362)                                                           17,494
                                                                     ----------

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 0.2%
PHILIPPINES - 0.2%
Ayala Corp. (conv.)
   Zero Coupon due 12/08/00                           $      232            346
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $335)                                                                 346
                                                                     ----------

SHORT-TERM INVESTMENTS - 7.2%
UNITED STATES - 7.2%
Dreyfus Cash Management Plus, Inc.
   Money Market Fund (b)                              $    5,049     $    5,049
Federal Home Loan Bank
   Discount Notes
   5.300% due 03/03/97 (b)(c)                              1,525          1,525
Valiant Money Market Fund
   Class A (b)                                             6,967          6,967
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,541)                                                           13,541
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $162,706)(d) - 100.5%                                  189,977

OTHER ASSETS AND LIABILITIES,
NET - (0.5)%                                                               (974)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  189,003
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity.
(d)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
IDR - International Depositary Receipt
PLC - Public Limited Company
*    Reflected in units. 1 IDR unit = 1,000 shares


The accompanying notes are an integral part of the financial statements.

12  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)

                                                         % OF          MARKET
                                                         NET           VALUE
         INDUSTRY DIVERSIFICATION                       ASSETS         (000)
------------------------------------------------      ----------     ----------

Basic Industries                                           12.1%     $   22,957
Capital Goods                                               8.0          15,088
Consumer Basics                                             5.7          10,812
Consumer Durable Goods                                      2.7           5,111
Consumer Non-Durables                                       3.9           7,388
Consumer Services                                           1.3           2,528
Energy                                                      7.3          13,876
Finance                                                    21.3          40,176
General Business                                            8.1          15,211
Miscellaneous                                               5.4          10,274
Shelter                                                     1.8           3,331
Technology                                                  3.8           7,153
Transportation                                              0.3             651
Utilities                                                  11.6          21,880
Short-Term Investments                                      7.2          13,541
                                                      ----------     ----------

Total Investments                                         100.5         189,977
Other Assets and Liabilities, Net                          (0.5)           (974)
                                                      ----------     ----------

NET ASSETS                                                100.0%    $   189,003
                                                      ----------     ----------
                                                      ----------     ----------

                                                         % OF          MARKET
                                                         NET           VALUE
        GEOGRAPHIC DIVERSIFICATION                      ASSETS         (000)
------------------------------------------------      ----------     ----------
Latin America                                              31.0%     $   58,519
Pacific Basin                                              28.0          52,921
Europe                                                     23.1          43,722
Africa                                                     11.2          21,274
Short-Term Investments - U.S.                               7.2          13,541
                                                      ----------     ----------

Total Investments                                         100.5         189,977
Other Assets and Liabilities, Net                          (0.5)           (974)
                                                      ----------     ----------

NET ASSETS                                                100.0%     $  189,003
                                                      ----------     ----------
                                                      ----------     ----------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  13

SSgA
EMERGING MARKETS FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at market (identified cost $162,705,716)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .     $  189,977,074
Foreign currency holdings (identified cost $3,347,925) . . . . . . . . . . . . . . . . . . . . . . . . . .          3,338,788
Receivables:
   Dividends and interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            257,833
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,183
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,203,131
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,239
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,984
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        194,847,232

LIABILITIES
Payables (Note 4):
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    4,788,142
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           814,925
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . . .           228,538
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,064
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,844,669
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  189,002,563
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . . .     $     (662,925)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,451,677
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,271,358
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (2,290)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,261
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        159,929,482
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  189,002,563
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($189,002,563 divided by 15,261,464 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .         $12.38
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

14  Semiannual Report

SSgA
EMERGING MARKETS FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Dividends (net of foreign taxes withheld of $89,186). . . . . . . . . . . . . . . . . . . . . . . . . .     $      839,197
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             65,378
                                                                                                               --------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            904,575

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      538,415
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            43,287
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           304,633
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           160,389
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11,502
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            17,662
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            19,094
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,111
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,766
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             3,468
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,842
                                                                                            --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,111,169
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (213,756)
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            897,413
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,162
                                                                                                               --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,935,934
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .           (57,661)         2,878,273
                                                                                            --------------

Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,841,828
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . .             9,425         19,851,253
                                                                                            --------------     --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,729,526
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $   22,736,688
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  15

SSgA
EMERGING MARKETS FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $           7,162   $       1,038,169
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,878,273             136,794
   Net change in unrealized appreciation or depreciation . . . . . . . . . . . . . .           19,851,253           6,167,561
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .           22,736,688           7,342,524

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (601,116)           (831,930)
   In excess of net investment income. . . . . . . . . . . . . . . . . . . . . . . .             (662,925)                 --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . . . . . . . .             (701,540)           (700,132)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           48,015,386          46,020,504
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .           68,786,493          51,830,966
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .          120,216,070          68,385,104
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD
   (including accumulated distributions in excess of
   net investment income of $662,925 and undistributed
   net investment income of $593,954, respectively). . . . . . . . . . . . . . . . .    $     189,002,563   $     120,216,070
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR
                                                    FEBRUARY 28, 1997 (UNAUDITED)               ENDED AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . . .          5,607,315   $      64,260,473           5,782,417   $      60,428,666
Fund shares issued to shareholders
   in reinvestments of distributions . . . . .            170,710           1,875,138             144,489           1,456,365
Fund shares redeemed . . . . . . . . . . . . .         (1,574,694)        (18,120,225)         (1,506,029)        (15,864,527)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . . .          4,203,331   $      48,015,386           4,420,877   $      46,020,504
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

16  Semiannual Report

SSgA
EMERGING MARKETS FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                              1997*         1996         1995        1994**
                                                                            ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . .    $    10.87   $    10.30   $    11.45   $    10.00
                                                                            ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . .            --          .11          .14          .05
   Net realized and unrealized gain (loss) on investments. . . . . . . .          1.68          .68        (1.19)        1.40
                                                                            ----------   ----------   ----------   ----------

   Total Income From Investment Operations . . . . . . . . . . . . . . .          1.68          .79        (1.05)        1.45
                                                                            ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . .          (.05)        (.12)        (.10)          --
   In excess of net investment income. . . . . . . . . . . . . . . . . .          (.06)          --           --           --
   Net realized gain on investments. . . . . . . . . . . . . . . . . . .          (.06)        (.10)          --           --
                                                                            ----------   ----------   ----------   ----------

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . .          (.17)        (.22)        (.10)          --
                                                                            ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . .    $    12.38   $    10.87   $    10.30   $    11.45
                                                                            ----------   ----------   ----------   ----------
                                                                            ----------   ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . .         15.59         7.83        (9.28)       14.50

RATIOS (%)/SUPPLEMENTAL DATA:
Operating expenses, net, to average net assets (b)(c). . . . . . . . . .          1.25         1.28         1.50         1.50
Operating expenses, gross, to average net assets (b)(c). . . . . . . . .          1.55         1.67         1.90         2.45
Net investment income to average net assets (b). . . . . . . . . . . . .           .01         1.10         1.74         1.31
Portfolio turnover (b) . . . . . . . . . . . . . . . . . . . . . . . . .         20.90         4.36        19.77           --
Net assets, end of period ($000 omitted) . . . . . . . . . . . . . . . .       189,003      120,216       68,385       27,479
Per share amount of fees waived ($ omitted). . . . . . . . . . . . . . .            --           --           --        .0130
Per share amount of fees reimbursed ($ omitted)(c) . . . . . . . . . . .         .0161(d)     .0376        .0320        .0204
Average commission rate paid per share
   of security ($ omitted)(e). . . . . . . . . . . . . . . . . . . . . .         .0009        .0006          N/A          N/A



 *   For the six months ended February 28, 1997 (Unaudited).
**   For the period March 1, 1994 (commencement of operations) to
     August 31, 1994.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.
(d) Average month-end shares outstanding for the period were used for this calculation.
(e) In certain foreign markets the relationship between the translated U.S. dollar price per share of security and commission paid per share of security may vary from that of domestic markets.


                                                           Semiannual Report  17

SSgA
EMERGING MARKETS FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was


18  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $113,558 incurred from November 1, 1995 to August 31, 1996, and treat it as arising in fiscal year 1997.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                  NET
                                                              UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
         --------------   --------------   --------------   --------------
         $  163,242,557   $   41,563,327   $  (14,828,812)  $   26,734,515

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has estimated expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.


                                                           Semiannual Report  19

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repartiation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated to $51,117,666 and $14,456,502, respectively.


20  Semiannual Report

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the period September 1, 1995 to October 31, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.50% of average daily net assets on an annual basis. Effective November 1, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of average daily net assets on an annual basis. As of February 28, 1997, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder services and transfer agent servicing to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds; $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division


                                                           Semiannual Report  21

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $17,948, $504 and $642, or a total of $19,094, from the Adviser, RIS, and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. The amount of carryover expenses outstanding as of February 28, 1997, for which the Distributor intends to seek repayment, is approximately $81,049.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

          Advisory fees                $   132,334
          Administration fees                8,192
          Custodian fees                    81,575
          Distribution fees                    387
          Shareholder servicing fees         1,996
          Transfer agent fees                3,892
          Trustees' fees                       162
                                       -----------
                                       $   228,538
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, one shareholder was record owner of approximately 59% of the total outstanding shares of the Fund.


22  Semiannual Report

SSgA EMERGING MARKETS FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


23  Semiannual Report

                                 SSgA FUNDS-SM-


                                SEMIANNUAL REPORT

                           TAX FREE MONEY MARKET FUND

                                FEBRUARY 28, 1997

                                 SSgA FUNDS-SM-


                           TAX FREE MONEY MARKET FUND

                          Semiannual Report (Unaudited)

                                February 28, 1997



                                Table of Contents

                                                                            Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    14

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .    15

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .    19



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INCOME FROM TAX-FREE FUNDS MAY BE SUBJECT TO AN ALTERNATIVE MINIMUM TAX, OR STATE AND LOCAL TAXES. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
TAX FREE MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                         (000)            RATE        MATURITY*       (000)
                                                                      -------------------------------------------------------
ARKANSAS - 1.6%
Arkansas, State of, Development Financial Authority Health Care
   Facilities Revenue Series B, weekly demand. . . . . . . . . . . .  $    2,000          4.200%(2)   06/01/12     $    2,000
Pulaski County, Arkansas Residential Housing Facilities
   Board Revenue . . . . . . . . . . . . . . . . . . . . . . . . . .       1,100          6.900       06/01/97          1,110
                                                                                                                   ----------

                                                                                                                        3,110
                                                                                                                   ----------

CALIFORNIA - 10.1%
California, State of, Pollution Control Financing Authority
   Solid Waste Disposal Revenue Series A, daily demand . . . . . . .       6,900          3.300(1)    10/01/31          6,900
California, State of, Revenue Anticipation Notes
   Series C-3, weekly demand . . . . . . . . . . . . . . . . . . . .       2,000          3.150(2)    06/30/97          2,000
Los Angeles, California Regional Airport Lease Revenue,
   daily demand. . . . . . . . . . . . . . . . . . . . . . . . . . .       5,300          3.500(1)    12/01/25          5,300
San Diego, California Area Local Government Tax &
   Revenue Anticipation Notes. . . . . . . . . . . . . . . . . . . .       6,000          4.750       10/01/97          6,040
                                                                                                                   ----------

                                                                                                                       20,240
                                                                                                                   ----------

COLORADO - 3.6%
Colorado, State of, State General Fund Tax & Revenue
   Anticipation Notes Series A . . . . . . . . . . . . . . . . . . .       7,200          4.500       06/27/97          7,222
                                                                                                                   ----------

                                                                                                                        7,222
                                                                                                                   ----------

CONNECTICUT - 0.9%
Mashantucket (Western) Pequot Tribe Tax Exempt
   Commercial Paper Series 1996. . . . . . . . . . . . . . . . . . .       1,800          3.550       03/10/97          1,800
                                                                                                                   ----------

                                                                                                                        1,800
                                                                                                                   ----------
FLORIDA - 4.8%
Dade County, Florida Industrial Development Authority
  Revenue Series A, weekly demand. . . . . . . . . . . . . . . . . .         500       3.300(2)       01/01/16            500
Dade County, Florida Industrial Development Authority
  Revenue Series B, weekly demand. . . . . . . . . . . . . . . . . .       1,000       3.300(2)       01/01/16          1,000


                                                            Semiannual Report  3

SSgA
TAX FREE MONEY MARKET FUND



                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                          AMOUNT                         OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                      -------------------------------------------------------
Dade County, Florida Industrial Development Authority
   Revenue Series C, weekly demand . . . . . . . . . . . . . . . . .  $      500          3.300%(2)   01/01/16     $      500
Manatee County, Florida Pollution Control Revenue, daily demand. . .         300          3.400(1)    09/01/24            300
Martin County, Florida Pollution Control Revenue, daily demand . . .       1,300          3.400(1)    09/01/24          1,300
Putnam County, Florida Development Authority
   Pollution Control Revenue, daily demand . . . . . . . . . . . . .         900          3.400(1)    03/01/24            900
Putnam County, Florida Development Authority
   Pollution Control Revenue, daily demand . . . . . . . . . . . . .         500          3.400(1)    09/01/24            500
St. Lucie County, Florida Pollution Control Revenue,
   daily demand. . . . . . . . . . . . . . . . . . . . . . . . . . .       4,690          3.400(1)    01/01/26          4,690
                                                                                                                   ----------

                                                                                                                        9,690
                                                                                                                   ----------
GEORGIA - 2.7%
Burke County, Georgia Development Authority Pollution
   Control Revenue 2nd Series, daily demand. . . . . . . . . . . . .       1,000          3.450(1)    04/01/25          1,000
Burke County, Georgia Development Authority Pollution
   Control Revenue 2nd Series, daily demand. . . . . . . . . . . . .         500          3.450(1)    07/01/24            500
Georgia Municipal Gas Authority Revenue Series D . . . . . . . . . .       4,000          3.450       05/07/97          4,000
                                                                                                                   ----------

                                                                                                                        5,500
                                                                                                                   ----------

IDAHO - 3.5%
Idaho Health Facilities Hospital Authority Revenue,
   weekly demand . . . . . . . . . . . . . . . . . . . . . . . . . .       7,000          3.400(2)    12/01/23          7,000
                                                                                                                   ----------

                                                                                                                        7,000
                                                                                                                   ----------

ILLINOIS - 2.1%
Common Cook & Lake Counties, Illinois Northwest
   Water Revenue (pre-refunded 05/01/97)(b). . . . . . . . . . . . .       1,000          6.500       05/01/12          1,025
Illinois Health Facilities Authority Revenue
   (05/01/97 pre-refunded)(b). . . . . . . . . . . . . . . . . . . .       3,000          9.625       05/01/11          3,090
                                                                                                                   ----------

                                                                                                                        4,115
                                                                                                                   ----------


INDIANA - 1.6%
Indiana, State of, Office Building Community Capital Complex
   Revenue (pre-refunded 07/01/97)(b). . . . . . . . . . . . . . . .         400          8.300       07/01/02            414
LaPorte County, Indiana Hospital Authority Revenue
   (pre-refunded 03/01/97)(b). . . . . . . . . . . . . . . . . . . .       2,750          8.750       03/01/12          2,805
                                                                                                                   ----------

                                                                                                                        3,219
                                                                                                                   ----------


4  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                          AMOUNT                         OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                      -------------------------------------------------------
KANSAS - 0.5%
Wyandotte County, Kansas Capital Improvement Corporate
   Certificate Participation (pre-refunded 09/01/97)(b). . . . . . .  $    1,000          7.875%      09/01/07     $    1,041
                                                                                                                   ----------

                                                                                                                        1,041
                                                                                                                   ----------

LOUISIANA - 5.1%
Ascension Parish, Louisiana Pollution Control
   Revenue, weekly demand. . . . . . . . . . . . . . . . . . . . . .         700          3.300(2)    12/01/09            700
East Baton Rouge, Louisiana Mortgage Financing Authority Revenue . .       1,380          3.950       04/03/97          1,380
New Orleans, Louisiana Aviation Board Revenue, weekly demand . . . .         800          3.600(2)    12/01/19            800
St. Charles Parish, Louisiana Pollution Control Revenue, daily
   demand. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,400          3.400(1)    10/01/25          7,400
                                                                                                                   ----------

                                                                                                                       10,280
                                                                                                                   ----------

MASSACHUSETTS - 0.8%
Massachusetts, State of, Health & Educational Facilities Authority
   Revenue Series B (pre-refunded 07/01/97)(b) . . . . . . . . . . .       1,070          8.125       07/01/17          1,107
Massachusetts, State of, Health & Educational Facilities Authority
   Revenue Series N. . . . . . . . . . . . . . . . . . . . . . . . .         500          5.400       04/01/97            501
                                                                                                                   ----------

                                                                                                                        1,608
                                                                                                                   ----------

MICHIGAN - 4.0%
Michigan, State of, General Obligation . . . . . . . . . . . . . . .       8,000          4.500       09/30/97          8,048
                                                                                                                   ----------

                                                                                                                        8,048
                                                                                                                   ----------

MINNESOTA - 4.0%
Minnesota, State of, Revenue Series A (a). . . . . . . . . . . . . .       8,000          5.000       06/30/97          8,039
                                                                                                                   ----------

                                                                                                                        8,039
                                                                                                                   ----------

MISSISSIPPI - 3.1%
Jackson County, Mississippi Pollution Control Revenue,
   daily demand. . . . . . . . . . . . . . . . . . . . . . . . . . .       3,055          3.500(1)    12/01/16          3,055
Mississippi, State of, Correctional Facilities Project
   General Obligation (pre-refunded 08/01/97)(b) . . . . . . . . . .       3,085          7.400       08/01/07          3,196
                                                                                                                   ----------

                                                                                                                        6,251
                                                                                                                   ----------


                                                            Semiannual Report  5

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                          AMOUNT                         OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                      -------------------------------------------------------
MISSOURI - 1.1%
Missouri, State of, Health & Educational Facilities Authority
   Revenue, daily demand . . . . . . . . . . . . . . . . . . . . . .  $      200          3.550%(1)   12/01/05     $      200
Missouri, State of, Health & Educational Facilities Authority
   Revenue Series C, weekly demand . . . . . . . . . . . . . . . . .       1,600          3.250(2)    06/01/19          1,600
Missouri, State of, Health & Educational Facilities Authority
   Revenue Series C, weekly demand . . . . . . . . . . . . . . . . .         300          3.250(2)    12/01/19            300
                                                                                                                   ----------

                                                                                                                        2,100
                                                                                                                   ----------

NEW MEXICO - 3.3%
Farmington, New Mexico Pollution Control Revenue
Series B, daily demand . . . . . . . . . . . . . . . . . . . . . . .       6,700          3.500(1)    09/01/24          6,700
                                                                                                                   ----------

                                                                                                                        6,700
                                                                                                                   ----------

NEW YORK - 14.8%
Nassau County, New York General Obligation Series C. . . . . . . . .       1,520          4.250       03/14/97          1,520
New York City, New York Municipal Finance Authority
   Water & Sewer System Revenue Series A (pre-refunded 06/15/97)(b).       2,000          7.625       06/15/16          2,054
New York City, New York Municipal Finance Authority
   Water & Sewer System Revenue Series A (pre-refunded 06/15/97)(b).       1,500          7.000       06/15/18          1,538
New York City, New York Municipal Finance Authority
   Water & Sewer System Revenue Series B (pre-refunded 06/15/97)(b).       1,000          7.800       06/15/18          1,032
New York City, New York Municipal Finance Authority
   Water & Sewer System Revenue Series G, daily demand . . . . . . .       3,600          3.500(1)    06/15/24          3,600
New York, New York General Obligation Series A
   (pre-refunded 11/01/97)(b). . . . . . . . . . . . . . . . . . . .       1,000          8.500       11/01/08          1,046
New York, New York General Obligation Series A, daily demand . . . .       1,550          3.450(1)    08/01/22          1,550
New York, New York General Obligation Series A, daily demand . . . .       3,700          3.450(1)    08/01/23          3,700
New York, New York General Obligation Series B . . . . . . . . . . .       3,300          4.500       06/30/97          3,311
New York, New York General Obligation Series B, weekly demand. . . .         500          3.200(2)    08/15/24            500
New York, New York General Obligation Series C, daily demand . . . .       1,800          3.450(1)    08/01/97          1,800
New York, State of, Environmental Quality 1986
   General Obligation Series A . . . . . . . . . . . . . . . . . . .       8,000          3.450       06/24/97          8,000
                                                                                                                   ----------

                                                                                                                       29,651
                                                                                                                   ----------


6  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                          AMOUNT                         OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                      -------------------------------------------------------
NORTH CAROLINA - 0.6%
Charlotte, North Carolina Airport Revenue
   Series A, weekly demand (a) . . . . . . . . . . . . . . . . . . .  $      800          3.250%(2)   07/01/16     $      800
North Carolina Medical Care Community Hospital Revenue
   Series A, daily demand. . . . . . . . . . . . . . . . . . . . . .         400          3.550(1)    10/01/20            400
                                                                                                                   ----------

                                                                                                                        1,200
                                                                                                                   ----------

OHIO - 5.5%
Clermont County, Ohio Hospital Facilities Revenue
   Series A, weekly demand . . . . . . . . . . . . . . . . . . . . .       6,000          3.250(2)    12/01/21          6,000
Clermont County, Ohio Hospital Facilities Revenue
   Series B, weekly demand . . . . . . . . . . . . . . . . . . . . .       1,000          3.250(2)    09/01/21          1,000
Franklin County, Ohio Hospital Revenue, weekly demand. . . . . . . .       3,000          3.400(2)    06/01/16          3,000
Ohio, State of, General Obligation Series Q. . . . . . . . . . . . .       1,050          6.000       05/15/97          1,055
                                                                                                                   ----------

                                                                                                                       11,055
                                                                                                                   ----------

PENNSYLVANIA - 7.5%
Pennsylvania, State of, Tax Anticipation Notes . . . . . . . . . . .       8,000          4.500       06/30/97          8,025
Philadelphia, Pennsylvania Hospitals & Higher Education
   Facilities Authority Revenue Series A, daily demand . . . . . . .       5,100          3.450(1)    03/01/27          5,100
Philadelphia, Pennsylvania General Obligation
   Series B (pre-refunded 08/01/97)(b) . . . . . . . . . . . . . . .       1,850          8.125       08/01/17          1,922
                                                                                                                   ----------

                                                                                                                       15,047
                                                                                                                   ----------

SOUTH CAROLINA - 1.0%
Orangeburg County, South Carolina Solid Waste Disposal Facilities
   Revenue, daily demand . . . . . . . . . . . . . . . . . . . . . .         400          3.600(1)    11/01/24            400
Piedmont, South Carolina Municipal Power Agency Revenue
   Series D, weekly demand (a) . . . . . . . . . . . . . . . . . . .       1,600          3.250(2)    01/01/25          1,600
                                                                                                                   ----------

                                                                                                                        2,000
                                                                                                                   ----------



                                                            Semiannual Report  7

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                          AMOUNT                         OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                      -------------------------------------------------------
TEXAS - 12.4%
Harris County, Texas Industrial Development Corp.
   Pollution Control Revenue, daily demand . . . . . . . . . . . . .  $      600          3.400%(1)   03/01/24     $      600
Houston, Texas Water Conveyance System Contract
   Certificate Participation Series I (a). . . . . . . . . . . . . .       1,000          7.250       12/15/97          1,030
Lower Neches Valley, Texas Authority Revenue, semiannual demand. . .       1,000          3.500(3)    02/15/17          1,000
Matagorda County, Texas Navigation District No. 1 Revenue,
   daily demand (a). . . . . . . . . . . . . . . . . . . . . . . . .       7,300          3.500(1)    11/01/28          7,300
Panhandle Plains, Texas Higher Education Authority Revenue
   Series A, weekly demand . . . . . . . . . . . . . . . . . . . . .       1,500          3.350(2)    06/01/21          1,500
San Antonio, Texas Electric & Gas Systems
   Commercial Paper Series A . . . . . . . . . . . . . . . . . . . .       3,000          3.000       03/07/97          3,000
Texas, State of, Tax & Revenue Anticipation Notes. . . . . . . . . .       7,100          4.750       08/29/97          7,142
Texas A&M University System Revenue Financing
   Commercial Paper Series B . . . . . . . . . . . . . . . . . . . .       3,300          3.000       02/12/97          3,300
                                                                                                                   ----------

                                                                                                                       24,872
                                                                                                                   ----------

UTAH - 7.8%
Intermountain Power Agency, Utah Power Supply Revenue
   Series E 1985 . . . . . . . . . . . . . . . . . . . . . . . . . .       3,250          3.000       03/05/97          3,250
Intermountain Power Agency, Utah Power Supply Revenue
   Series C (pre-refunded 07/01/97)(b) . . . . . . . . . . . . . . .       3,420          8.625       07/01/21          3,549
Salt Lake City, Utah Revenue Class A, weekly demand. . . . . . . . .       8,000          3.300(2)    01/01/20          8,000
Salt Lake County, Utah Pollution Control Revenue, daily demand . . .         800          3.450(1)    08/01/07            800
                                                                                                                   ----------

                                                                                                                       15,599
                                                                                                                   ----------

WEST VIRGINIA - 0.2%
Marshall County, West Virginia Pollution Control
   Revenue, daily demand . . . . . . . . . . . . . . . . . . . . . .         500          3.450(1)    12/01/20            500
                                                                                                                   ----------

                                                                                                                          500
                                                                                                                   ----------


8  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                February 28, 1997 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                          AMOUNT                         OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                      -------------------------------------------------------
WYOMING - 0.5%
Uinta County, Wyoming Pollution Control Revenue, daily demand. . . .  $    1,000          3.500%(1)   08/15/20     $    1,000
                                                                                                                   ----------

                                                                                                                        1,000
                                                                                                                   ----------

TOTAL INVESTMENTS (amortized cost $206,887)(c) - 103.1%  . . . . . .                                                  206,887

OTHER ASSETS AND LIABILITIES, NET - (3.1%) . . . . . . . . . . . . .                                                   (6,268)
                                                                                                                   ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . .                                               $  200,619
                                                                                                                   ----------
                                                                                                                   ----------


(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c) The identified cost for federal income tax purposes is the same as shown above.

 * All securities with a maturity greater than 13 months have a demand feature, or an optional or mandatory put, resulting in an effective maturity of 13 months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.

     Variable Rate:

        (1) Daily
        (2) Weekly
        (3) Semiannual


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  9

QUALITY RATINGS AS A % OF MARKET VALUE

VMIG1, SP-1 or equivalent ++                              58%
P1 or A-1                                                 20
AAA or Aaa                                                22
                                                  ----------
                                                         100%
                                                  ----------
                                                  ----------

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

General Obligation                                        18%
Tax Revenue                                               18
Pollution Control Revenue                                 18
Pre-refunded                                              12
Healthcare Revenue                                         9
Utility Revenue                                            7
Commercial Paper                                           6
Industrial Revenue                                         6
Education Revenue                                          4
Housing Revenue                                            2
                                                  ----------

                                                         100%
                                                  ----------
                                                  ----------


++ VMIG1: The highest short-term municipal note credit rating given by Moody's
          Investors Services to notes with a demand feature which are of the "best quality."

    SP-1: The highest short-term municipal note credit rating given by Standard
          & Poor's Corporation to notes with a "very strong or strong capacity to pay principal & interest."

      P1: The highest tax-exempt commercial paper rating given by Moody's
          Investors Services to commercial paper with a "superior capacity for repayment."

     A-1: The highest tax-exempt commercial paper rating given by Standard &
          Poor's Corporation to commercial paper with a "strong degree of safety regarding timely payment."

     AAA: The highest long-term debt rating given by Standard & Poor's
          Corporation to bonds with "extremely strong capacity to pay interest and repay principal."

     Aaa: The highest long-term debt rating given by Moody's Investors Services to bonds with the "smallest degree of investment risk."


The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . . .     $  206,886,730
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            321,698
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,748,213
Deferred organizational expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             28,296
                                                                                                               --------------

Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        208,984,937

LIABILITIES
Payables (Note 4):
   Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    8,109,040
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             185,463
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . .              47,933
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,257
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,365,693
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  200,619,244
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      (14,268)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,638
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        200,432,874
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  200,619,244
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($200,619,244 divided by 200,638,404 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .          $1.00
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  11

SSgA
TAX FREE MONEY MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                       For the Six Months Ended February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      953,933

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       69,380
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             8,151
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            14,896
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,595
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             8,909
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,196
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,784
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,622
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,103
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . . . .             5,097
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,514
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            159,247
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            794,686
                                                                                                               --------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . . . . .              2,232
                                                                                                               --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      796,918
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

12  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                        STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1997         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         794,686   $       1,483,263
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .                2,232             (12,977)
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .              796,918           1,470,286

Distributions to shareholders from net investment income . . . . . . . . . . . . . .             (794,686)         (1,488,155)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .          155,555,524           2,472,138
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .          155,557,756           2,454,269
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .           45,061,488          42,607,219
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     200,619,244   $      45,061,488
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
   (ON A CONSTANT DOLLAR BASIS):

Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          269,728,790         231,934,323
Fund shares issued to shareholders in reinvestments of distributions . . . . . . . .              161,368             574,273
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (114,334,634)       (230,036,458)
                                                                                        -----------------   -----------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          155,555,524           2,472,138
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  13

SSgA
TAX FREE MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                                           1997*         1996        1995**
                                                                                         ----------   ----------   ----------
Net Asset Value, Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . .   $   1.0000   $   1.0000   $   1.0000
                                                                                         ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .0143        .0302        .0251
                                                                                         ----------   ----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (.0143)      (.0302)      (.0251)
                                                                                         ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   1.0000   $   1.0000   $   1.0000
                                                                                         ----------   ----------   ----------
                                                                                         ----------   ----------   ----------

Total Return (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.44         3.07         2.54

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b). . . . . . . . . . . . . . . . .          .57          .57          .59
   Operating expenses, gross, to average net assets (b). . . . . . . . . . . . . . . .          .57          .57          .60
   Net investment income to average net assets (b) . . . . . . . . . . . . . . . . . .         2.86         3.01         3.40
   Net assets, end of period ($000 omitted). . . . . . . . . . . . . . . . . . . . . .      200,619       45,061       42,607
   Per share amount of fees waived ($ omitted) . . . . . . . . . . . . . . . . . . . .           --           --        .0001



 *   For the six months ended February 28, 1997 (Unaudited).
**   For the period December 1, 1994 (commencement of operations) to
     August 31, 1995.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1995 are annualized.


14  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of September 22, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required. At February 28, 1997, the Fund had a net tax basis capital loss carryover of $5,580, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2004.


                                                           Semiannual Report  15

SSgA
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $10,919, incurred from November 1, 1995 to August 31, 1996 and treat it as arising in fiscal year 1997.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases, sales and maturities of short-term tax-exempt obligations were $352,384,986, $149,863,908, and $29,890,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment


16  Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .050% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $6,938 and $5,846, or a total of $12,784, from the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI or RIS during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.


                                                           Semiannual Report  17

SSgA
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:


          Advisory fees                $    30,882
          Administration fees                2,058
          Custodian fees                     8,343
          Distribution fees                  1,126
          Shareholder servicing fees         4,388
          Transfer agent fees                1,051
          Trustees' fees                        85
                                       -----------
                                       $    47,933
                                       -----------
                                       -----------

     BENEFICIAL INTEREST: As of February 28, 1997, two shareholders (one is also an affiliate of the Investment Company) were record owners of approximately 60% and 32%, respectively, of the total outstanding shares of the Fund.


18  Semiannual Report

SSgA TAX FREE MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


19  Semiannual Report

                                SSgA FUNDS-SM-


                              SEMIANNUAL REPORT

                               BOND MARKET FUND

                              FEBRUARY 28, 1997

                                SSgA FUNDS-SM-

                               BOND MARKET FUND


                        Semiannual Report (Unaudited)

                              February 28, 1997



                              Table of Contents

                                                                           Page

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   11

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   12

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .  .  17



"SSgA FUNDS-SM-" IS A SERVICE MARK OF THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
BOND MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                   February 28, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 97.6%
ASSET-BACKED SECURITIES - 1.8%
Chase Manhattan Grantor Trust
   Pass-thru Certificate
   Series 1996-A Class A
      5.200% due 02/15/02                             $      127     $      126
Discover Card Master Trust I
   Series 1996-3 Class A
      6.050% due 08/18/08                                    200            188
Ford Credit Auto Loan Master Trust
   Series 1995-1 Class A
      6.500% due 08/15/02                                    200            199
Premier Auto Trust
   Series 1996-2 Class A3
      6.350% due 01/06/00                                    300            301
                                                                     ----------

                                                                            814
                                                                     ----------

CORPORATE BONDS AND
NOTES - 34.4%
Aetna Services, Inc.
      6.970% due 08/15/36                                    200            202
Apache Corp.
      7.625% due 11/01/96                                     50             49
Applied Materials, Inc. (MTN)
      7.000% due 09/06/05                                    200            198
Associates Corp. of North America
      6.375% due 08/15/98                                    375            376
      7.500% due 05/15/99                                    200            204
BankAmerica Corp.
      9.375% due 03/01/01                                    279            303
Bayerische Landesbank (MTN)
      7.500% due 06/15/04                                    150            156
Berkley (W.R.) Corp.
      9.875% due 05/15/08                                    300            352
      8.700% due 01/01/22                                     30             33
Boeing Co.
      7.875% due 04/15/43                                     65             69
Branch Banking & Trust Co.
      5.700% due 02/01/01                                    250            241
Burlington Northern Santa Fe
      7.290% due 06/01/36                                    300            305
Caterpillar Financial Services (MTN)
      6.800% due 06/15/99                                    300            302
      6.410% due 06/11/98                                    200            201
Caterpillar, Inc.
      7.375% due 03/01/97                                    125            124
Chase Manhattan Corp. New
      5.500% due 02/15/01                                    500            478
Chemical Bank New York Corp.
      7.250% due 09/15/02                                     40             41
CIT Group Holdings, Inc.
      5.625% due 04/01/98                                    400            398
      6.350% due 07/31/98                                    200            201
CIT Group Holdings, Inc. (MTN)
      6.250% due 10/04/99                                    500            497
Citizens Utilities Co.
      7.050% due 10/01/46                                     30             28
Commercial Credit Group, Inc.
      6.000% due 06/15/00                                    350            343
      8.700% due 06/15/09                                    250            281
First Data Corp. Series B (MTN)
      6.820% due 09/18/01                                    500            500
First National Bank of Boston
      8.375% due 12/15/02                                    300            320
First Union Capital Markets Corp.
   Series A
      7.935% due 01/15/27                                     45             45
Ford Motor Credit Co.
      5.625% due 01/15/99                                    800            790
Ford Motor Credit Co. (MTN)
      6.110% due 12/28/01                                    500            486
General Motors Acceptance Corp.
      7.125% due 06/01/99                                    500            507


                                                            Semiannual Report  3

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

General Motors Acceptance Corp.
   (MTN)
      5.950% due 12/28/98                             $      200     $      199
      6.625% due 04/24/00                                    440            440
GTE Corp.
      9.375% due 12/01/00                                    500            544
Harris Corp.
      6.650% due 08/01/06                                    420            419
International Lease Finance Corp.
      6.625% due 08/15/00                                    200            200
International Lease Finance Corp.
   (MTN)
      6.050% due 04/30/99                                    100             99
John Deere Capital Corp.
      6.000% due 02/01/99                                    190            189
Kemper Corp.
      6.875% due 09/15/03                                    300            298
KFW International Finance, Inc.
      9.375% due 07/15/98                                    325            338
      7.625% due 02/15/04                                    100            105
      7.000% due 03/01/13                                    250            245
Lockheed Martin Corp.
      6.550% due 05/15/99                                    350            350
Merrill Lynch & Co., Inc.
      9.000% due 05/01/98                                    380            392
Morgan Stanley Group, Inc. (MTN)
      5.625% due 03/01/99                                    500            493
Norwest Corporation
   Series G (MTN)
      6.000% due 10/13/98                                    500            499
      6.250% due 04/15/99                                    200            199
Norwest Financial, Inc.
      8.500% due 08/15/98                                    300            309
Penney (J. C.) Inc.
      7.625% due 03/01/97                                    100             98
Praxair, Inc.
      6.900% due 11/01/06                                     50             49
Republic New York Corp.
      7.750% due 05/15/02                                    400            416
Seagate Technology, Inc.
      7.125% due 03/01/04                                     60             60
Sears Roebuck & Co. (MTN)
      7.820% due 02/23/98                                    250            254
Suntrust Banks, Inc.
      6.000% due 02/15/26                                    300            280
Time Warner Entertainment Co., L.P.
      8.375% due 07/15/33                                     15             15
Transamerica Finance Corp.
   Series E (MTN)
      5.830% due 06/09/98                                    350            348
Travelers Group, Inc.
      9.500% due 03/01/02                                     60             67
Wachovia Corp.
      6.605% due 10/01/25                                    350            344
Wendy's International, Inc.
      7.000% due 12/15/25                                     50             45
                                                                     ----------

                                                                         15,324
                                                                     ----------


MORTGAGE-BACKED SECURITIES - 26.8%
Federal Home Loan Mortgage Corp.
   7.500% 30 Year TBA (c)                                    920            929
Federal Home Loan Mortgage Corp.
   Participation Certificate Groups
    # 38-0061  9.000% due 12/01/04                            88             91
    # 38-0095  9.000% due 08/01/05                           607            628
    # 55-5317  9.500% due 10/01/19                           349            378
    # C0-0404  8.500% due 06/01/25                           431            447
    # C0-0429  8.500% due 09/01/25                           432            448
    # D6-3715  8.500% due 09/01/25                           136            141


4  Semiannual Report

SSgA
BOND MARKET FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

    # E6-5409  8.000% due 09/01/11                    $      298     $      306
    # E6-5911  6.000% due 12/01/11                           120            115
    # M9-0463  7.000% due 08/01/01                           222            223
Federal National Mortgage
   Association Pools
    # 050766  7.500% due 07/01/23                              1              1
    # 201543  8.000% due 02/01/23                             10             10
    # 250819  6.000% due 10/01/11                             30             29
    # 296351  8.500% due 12/01/24                             40             42
    # 303031  7.500% due 10/01/24                              1              1
    # 304928  8.500% due 03/01/25                             92             95
    # 313002  9.000% due 06/01/26                            184            194
    # 316260  7.500% due 07/01/25                            162            162
    # 319059  6.500% due 08/01/25                            301            287
    # 328962  6.000% due 01/01/09 (c)                        195            189
    # 345548  6.500% due 05/01/26                            290            276
    # 367205  5.500% due 07/01/11                            198            186
Federal National Mortgage Association
      7.500% 15 Year TBA (c)                                 300            304
      7.000% 30 Year TBA (c)                                 220            214
      7.500% 30 Year TBA (c)                               1,440          1,437
      8.000% 30 Year TBA (c)                               1,000          1,018
Government National Mortgage Association Pools
    # 104190 10.000% due 11/15/13                             24             27
    # 112115 10.000% due 04/15/14                             16             17
    # 214485 10.500% due 08/15/18                             25             27
    # 217473 10.500% due 09/15/18                             47             53
    # 219767 10.500% due 10/15/18                              8              9
    # 226679 10.500% due 08/15/18                              7              8
    # 231266 10.500% due 06/15/18                            108            122
    # 233264 10.500% due 02/15/18                             15             17
    # 234425 10.500% due 02/15/18                             35             39
    # 234612 10.500% due 02/15/18                            201            225
    # 235397 10.500% due 03/15/18                             23             25
    # 247604 10.500% due 08/15/18                             11             13
    # 328956  7.500% due 12/15/22                             18             18
    # 334751  8.500% due 06/15/25                            365            379
    # 348101  7.000% due 06/15/23                            284            278
    # 352018  6.500% due 11/15/23                            111            107
    # 352079  7.000% due 09/15/23                            258            253
    # 358703  6.500% due 11/15/23                            491            470
    # 371259  7.000% due 01/15/24                            122            119
    # 372896  6.500% due 12/15/23                            499            477
    # 380248  7.500% due 02/15/24                            264            265
    # 415444  9.500% due 06/15/25                            296            320
    # 780424  8.000% due 01/15/99                            182            189
Government National Mortgage
   Association
      7.500% 30 Year TBA (c)                                 330            329
                                                                     ----------

                                                                         11,937
                                                                     ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.6%
State of Israel Guaranteed Notes
   Series 3-B
      6.625% due 02/15/04                                    250            248
                                                                     ----------

                                                                            248
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 21.9%
United States Treasury Bonds
      8.875% due 08/15/17                                    300            363
      8.750% due 08/15/20                                    670            808
      7.875% due 02/15/21                                  1,550          1,715
      6.500% due 11/15/26                                    945            901
United States Treasury Notes
      5.875% due 01/31/99                                    619            617
      5.875% due 11/15/99                                    500            496
      5.875% due 02/15/00                                  1,145          1,134
      6.250% due 04/30/01                                    300            299
      6.250% due 01/31/02                                    950            944


                                                            Semiannual Report  5

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

      5.875% due 02/15/04                             $      450     $      434
      6.250% due 02/15/07                                  2,055          2,009
                                                                     ----------

                                                                          9,720
                                                                     ----------


YANKEE BONDS - 12.1%
ABN AMRO North America, Inc.
   (Chicago)
      7.250% due 05/31/05                                    500            507
Australia & New Zealand
   Banking Group LTD.
      6.250% due 02/01/04                                    300            287
British Columbia, Province of
      6.500% due 01/15/26                                    200            181
Enersis SA
      7.400% due 12/01/16                                     45             43
Finland, Republic of
      6.950% due 02/15/26                                    200            192
General Motors Acceptance Corp.
      6.750% due 02/07/02                                    500            500
Hydro, Quebec
      8.050% due 07/07/24                                    300            326
International Bank for Reconstruction
   & Development
      9.250% due 07/15/17                                    120            148
Korea Development Bank
      6.625% due 11/21/03                                     40             39
      7.250% due 05/15/06                                     35             35
Manitoba, Province of, Series C-J
      9.500% due 10/01/00                                    351            383
Midland Bank PLC
      7.650% due 05/01/25                                    110            113
National Australia Bank, Ltd.
      9.700% due 10/15/98                                    250            263
New Zealand, Government of
      8.750% due 12/15/06                                    300            340
Ontario, Province of
      7.375% due 01/27/03                                    300            309
Quebec, Province of
      9.125% due 03/01/00                                    500            534
Santander Financial Issuances
      7.250% due 05/30/06                                    200            201
Southern Investments PLC
      6.800% due 12/01/06                                    200            194
Usinor Sacilor
      7.250% due 08/01/06                                    100             99
Victorian Public Authority
   Financial Agency
      8.450% due 10/01/01                                    150            161
Westpac Banking, Ltd.
      7.875% due 10/15/02                                    500            523
                                                                     ----------

                                                                          5,378
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $43,660)                                                           43,421
                                                                     ----------

SHORT-TERM INVESTMENTS - 8.3%
Federal Home Loan Bank Consolidated
   Discount Note
      5.210% due 03/13/97 (a)(d)                              700            699
Federal Home Loan Mortgage
   Discount Notes
      5.220% due 03/07/97 (a)(d)                           2,300          2,298
      5.220% due 03/17/97 (a)(d)                             500            499
Valiant Money Market Fund
   Class A (a)                                               186            186
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,682)                                                             3,682
                                                                     ----------


6  Semiannual Report

SSgA
BOND MARKET FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                   February 28, 1997 (Unaudited)


                                                                        Market
                                                                        Value
                                                                        (000)
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $47,342)(b) - 105.9%                                $   47,103

OTHER ASSETS AND LIABILITIES,
NET - (5.9%)                                                             (2,630)
                                                                     ----------

NET ASSETS - 100.0%                                                  $   44,473
                                                                     ----------
                                                                     ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Forward commitment. See Note 2.
(d) Rate noted is yield-to-maturity.

ABBREVIATIONS:

MTN - Medium Term Note
PLC - Public Limited Company
TBA - To be announced security


The accompanying notes are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
BOND MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                February 28, 1997 (Unaudited)

ASSETS
STATEMENT OF NET ASSETS, CONTINUED
Investments at market (identified cost $47,342,023)(Note 2). . . . . . . . . . . . . . . . . . . . . . . .     $   47,103,247
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            561,891
   Investment sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,763,400
   Investment sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,814,440
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            171,876
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,350
                                                                                                               --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         57,416,204


LIABILITIES
Payables (Note 4):
   Investments purchased (regular settlement). . . . . . . . . . . . . . . . . . . . .      $    2,164,458
   Investments purchased
      (delayed settlement)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . .          10,746,885
   Accrued fees to affiliates and trustees . . . . . . . . . . . . . . . . . . . . . .              19,721
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,670
                                                                                            --------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,942,734
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   44,473,470
                                                                                                               --------------
                                                                                                               --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      448,264
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (368,467)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .           (238,776)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,530
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         44,627,919
                                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   44,473,470
                                                                                                               --------------
                                                                                                               --------------

Net asset value, offering and redemption price per share
   ($44,473,470 divided by 4,529,780 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . .            $9.82
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

8  Semiannual Report

SSgA
BOND MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                      For the six months ended  February 28, 1997 (Unaudited)

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,206,620
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             43,491
                                                                                                               --------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,111

Expenses (Notes 2 and 4):
   Advisory fees $ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              57,028
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,856
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,556
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,593
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,850
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,264
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,752
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,264
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,806
                                                                                            --------------

   Expenses before reductions  . . . . . . . . . . . . . . . . . . . . . . . . . . . .             157,969
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (57,028)
                                                                                            --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100,941
                                                                                                               --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,149,170
                                                                                                               --------------

REALIZED AND UNREALIZED,
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,717
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . . .            460,541
                                                                                                               --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            483,258
                                                                                                               --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . . .     $    1,632,428
                                                                                                               --------------
                                                                                                               --------------


The accompanying notes are an integral part of the financial statements.

                                                           Semiannual Report  9

SSgA
BOND MARKET FUND


                                                                                           STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX        FOR THE PERIOD
                                                                                          MONTHS ENDED      FEBRUARY 7, 1996*
                                                                                        FEBRUARY 28, 1997           TO
                                                                                           (UNAUDITED)       AUGUST 31, 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       1,149,170  $          731,568
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .               22,717            (391,184)
   Net change in unrealized appreciation
      or depreciation of investments . . . . . . . . . . . . . . . . . . . . . . . .              460,541            (699,317)
                                                                                        -----------------   -----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .            1,632,428            (358,933)

Distributions to shareholders from net investment income . . . . . . . . . . . . . .           (1,085,323)           (352,842)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           14,911,302          29,726,838
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .           15,458,407          29,015,063
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .           29,015,063                  --
                                                                                        -----------------   -----------------

NET ASSETS AT END OF PERIOD
   (including undistributed net investment income of
   $448,264 and $384,417, respectively). . . . . . . . . . . . . . . . . . . . . . .    $      44,473,470  $       29,015,063
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


FUND SHARE TRANSACTIONS                               FOR THE SIX MONTHS ENDED           FOR THE PERIOD FEBRUARY 7, 1996* TO
                                                    FEBRUARY 28, 1997 (UNAUDITED)                  AUGUST 31, 1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              AMOUNT              SHARES               AMOUNT
                                                -----------------   -----------------   -----------------   -----------------
Fund shares sold . . . . . . . . . . . . . .            3,063,044   $      29,865,532           3,218,269   $      31,720,510
Fund shares issued to shareholders
   in reinvestments of distributions . . . .               18,574             182,172                 292               2,778
Fund shares redeemed . . . . . . . . . . . .           (1,563,620)        (15,136,402)           (206,780)         (1,996,450)
                                                -----------------   -----------------   -----------------   -----------------

Net increase (decrease). . . . . . . . . . .            1,517,998   $      14,911,302           3,011,781   $      29,726,838
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------

* Commencement of operations.


The accompanying notes are an integral part of the financial statements.

10  Semiannual Report

SSgA
BOND MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS

                                           The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                           1997*       1996**
                                                                                                     -----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      9.63   $    10.00
                                                                                                     -----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .27          .27
   Net realized and unrealized gain (loss) on investments. . . . . . . . . . . . . . . . . . . . .           .22         (.49)
                                                                                                     -----------   ----------

   Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .49         (.22)
                                                                                                     -----------   ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.30)        (.15)
                                                                                                     -----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      9.82   $     9.63
                                                                                                     -----------   ----------
                                                                                                     -----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5.12        (2.19)

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b)(c) . . . . . . . . . . . . . . . . . . . . .          0.53          .63
   Operating expenses, gross, to average net assets (b)(c) . . . . . . . . . . . . . . . . . . . .          0.83          .93
   Net investment income to average net assets (b) . . . . . . . . . . . . . . . . . . . . . . . .          6.05         5.66
   Portfolio turnover (b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        450.11       313.85
   Net assets, end of period ($000 omitted). . . . . . . . . . . . . . . . . . . . . . . . . . . .        44,473       29,015
   Per share amount of fees waived ($ omitted)(c). . . . . . . . . . . . . . . . . . . . . . . . .         .0133        .0148


 *  For the six months ended February 28, 1997 (Unaudited).
**  For the period February 7, 1996 (commencement of operations) to
    August 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended February 28, 1997 and August 31, 1996 are annualized.
(c) See Note 4 for current period amounts.


                                                          Semiannual Report  11

SSgA
BOND MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1997 (Unaudited)


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of February 28, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Bond Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

    Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


12  Semiannual Report

SSgA
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $359,506 incurred from November 1, 1995 to August 31, 1996 and treat it as arising in fiscal year 1997.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 1997 are as follows:

                                                                   NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
              47,342,023          101,601         (340,377)        (238,776)

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.


                                                          Semiannual Report  13

SSgA
BOND MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1997 (Unaudited)


    DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

    FORWARD COMMITMENTS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date upon which the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement, if it is appropriate to do so, and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the six months ended February 28, 1997, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $19,474,325 and $11,679,158, respectively.

    For the six months ended February 28, 1997, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $92,143,120 and $85,238,919, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. For the six


14  Semiannual Report

SSgA
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   February 28, 1997 (Unaudited)


    months ended February 28, 1997, the Adviser voluntarily agreed to waive one-half of its advisory fee to the Fund. Additionally, the Adviser has agreed to waive up to the full amount of its remaining advisory fee to the extent that total expenses exceed .50% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration
    Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .050%, and .050% to the Adviser, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 1997, the Fund incurred expenses of $4,752 from the Adviser. The Fund did not incur any expenses from RIS or Commercial Banking during this period.


                                                          Semiannual Report  15

SSgA
BOND MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                  February 28, 1997 (Unaudited)


    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 1997 WERE AS FOLLOWS:

        Administration fees           $      698
        Custodian fees                    14,947
        Distribution fees                  1,184
        Shareholder servicing fees           851
        Transfer agent fees                2,031
        Trustees' fees                        10
                                      ----------
                                      $   19,721
                                      ----------
                                      ----------

    BENEFICIAL INTEREST: As of February 28, 1997, one shareholder (who is also an affiliate of the Investment Company) was record owner of approximately 10% of the total outstanding shares of the Fund.

5.  DIVIDENDS

    On March 3, 1997, the Board of Trustees declared a dividend of $.0987 from net investment income, payable on March 11, 1997 to shareholders of record on March 4, 1997.


16  Semiannual Report

SSgA BOND MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
    and Treasurer
  J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


17  Semiannual Report